UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Kevin Klingert 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8802

Date of fiscal year end:	October 31, 2012

Date of reporting period:	April 30, 2012

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional
Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Semi-Annual
Report

April 30, 2012

2012 Semi-Annual Report

April 30, 2012

Table of Contents

Shareholders' Letter	2

Performance Summary	3

Expense Examples	4

Portfolios of Investments:

Money Market Portfolio	6

Prime Portfolio	11

Government Portfolio	23

Government Securities Portfolio	26

Treasury Portfolio	27

Treasury Securities Portfolio	29

Tax-Exempt Portfolio	30

Statements of Assets and Liabilities	34

Statements of Operations	38

Statements of Changes in Net Assets	40

Financial Highlights	48

Notes to Financial Statements	63

U.S. Privacy Policy	68

Trustee and Officer Information	71

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds. To receive a prospectus and/or Statement of Additional Information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1(888) 378-1630. Please read the prospectus carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/liquidity.

There is no assurance that a Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Shareholders' Letter

Dear Shareholders:

We are pleased to present the Morgan Stanley Institutional Liquidity Funds ("MSILF") Semi-Annual Report for the period ended April 30, 2012. MSILF currently offers seven portfolios (Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt), which together are designed to provide flexible cash management options. MSILF's portfolios provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

Kevin Klingert
President and Principal Executive Officer

May 2012

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Performance Summary

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of April 30, 2012, were as follows:

	Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolios:
Money Market	0.19%	0.19%	0.15%	0.15%	0.09%	0.09%	0.04%	0.04%	0.01%	0.01%	0.01%	0.01%	0.04%	0.04%
Prime	0.16%	0.16%	0.11%	0.11%	0.06%	0.06%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.03%	0.03%
Government	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Government Securities	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Treasury	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Treasury Securities	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Tax-Exempt	0.07%	0.07%	0.02%	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
	Non-Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolios:
Money Market	0.14%	0.14%	0.09%	0.09%	0.04%	0.04%	–0.01%	–0.01%	–0.11%	–0.11%	–0.36%	–0.36%	–0.01%	–0.01%
Prime	0.11%	0.11%	0.06%	0.06%	0.01%	0.01%	–0.04%	–0.04%	–0.14%	–0.14%	–0.39%	–0.39%	–0.04%	–0.04%
Government	–0.06%	–0.06%	–0.11%	–0.11%	–0.16%	–0.16%	–0.21%	–0.21%	–0.31%	–0.31%	–0.56%	–0.56%	–0.21%	–0.21%
Government Securities	–0.18%	–0.18%	–0.23%	–0.23%	–0.28%	–0.27%	–0.33%	–0.32%	–0.43%	–0.42%	–0.68%	–0.67%	–0.33%	–0.32%
Treasury	–0.10%	–0.10%	–0.15%	–0.15%	–0.20%	–0.20%	–0.25%	–0.25%	–0.35%	–0.35%	–0.60%	–0.59%	–0.25%	–0.25%
Treasury Securities	–0.14%	–0.14%	–0.19%	–0.19%	–0.24%	–0.24%	–0.29%	–0.29%	–0.39%	–0.39%	–0.64%	–0.64%	–0.29%	–0.29%
Tax-Exempt	–0.05%	–0.05%	–0.10%	–0.10%	–0.15%	–0.15%	–0.20%	–0.20%	–0.30%	–0.30%	–0.55%	–0.55%	–0.20%	–0.20%

The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance information for the 7-day effective yield assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/liquidity. Investment returns will fluctuate causing portfolio shares, when redeemed, to be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios (the "Portfolios") are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios. Please read MSILF's prospectuses carefully before you invest or send money.

The Tax-Exempt Portfolio may invest a portion of its total assets in bonds that may subject certain investors to the federal Alternative Minimum Tax (AMT). Investors should consult their tax adviser for further information on tax implications.

Yield quotation more closely reflects the current earnings of the Portfolios than the total return. As with all money market portfolios, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Expense Examples

As a shareholder of a Portfolio, you incur ongoing costs, including management fees; administration plan fees; service and shareholder administration plan fees; distribution plan fees; shareholder service plan fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Expense Examples (cont'd)

Portfolio	Beginning Account Value 11/1/11	Actual Ending Account Value 4/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Money Market Portfolio Institutional Class	$1,000.00	$1,000.70	$1,024.07	$0.80	$0.81	0.16%
Money Market Portfolio Institutional Select Class	1,000.00	1,000.50	1,023.82	1.04	1.06	0.21
Money Market Portfolio Investor Class	1,000.00	1,000.30	1,023.57	1.29	1.31	0.26
Money Market Portfolio Administrative Class	1,000.00	1,000.10	1,023.47	1.39	1.41	0.28
Money Market Portfolio Advisory Class	1,000.00	1,000.00	1,023.47	1.39	1.41	0.28
Money Market Portfolio Participant Class	1,000.00	1,000.00	1,023.37	1.49	1.51	0.30
Money Market Portfolio Cash Management Class	1,000.00	1,000.10	1,023.42	1.44	1.46	0.29
Prime Portfolio Institutional Class	1,000.00	1,000.70	1,024.07	0.80	0.81	0.16
Prime Portfolio Institutional Select Class	1,000.00	1,000.50	1,023.82	1.04	1.06	0.21
Prime Portfolio Investor Class	1,000.00	1,000.20	1,023.57	1.29	1.31	0.26
Prime Portfolio Administrative Class	1,000.00	1,000.10	1,023.47	1.39	1.41	0.28
Prime Portfolio Advisory Class	1,000.00	1,000.00	1,023.42	1.44	1.46	0.29
Prime Portfolio Participant Class	1,000.00	1,000.00	1,023.42	1.44	1.46	0.29
Prime Portfolio Cash Management Class	1,000.00	1,000.10	1,023.57	1.29	1.31	0.26
Government Portfolio Institutional Class	1,000.00	1,000.20	1,024.37	0.50	0.50	0.10
Government Portfolio Institutional Select Class	1,000.00	1,000.20	1,024.37	0.50	0.50	0.10
Government Portfolio Investor Class	1,000.00	1,000.20	1,024.37	0.50	0.50	0.10
Government Portfolio Administrative Class	1,000.00	1,000.20	1,024.37	0.50	0.50	0.10
Government Portfolio Advisory Class	1,000.00	1,000.20	1,024.37	0.50	0.50	0.10
Government Portfolio Participant Class	1,000.00	1,000.20	1,024.37	0.50	0.50	0.10
Government Portfolio Cash Management Class	1,000.00	1,000.20	1,024.37	0.50	0.50	0.10
Government Securities Portfolio Institutional Class	1,000.00	1,000.00	1,024.71	0.15	0.15	0.03
Government Securities Portfolio Institutional Select Class	1,000.00	1,000.10	1,024.71	0.15	0.15	0.03
Government Securities Portfolio Investor Class	1,000.00	1,000.10	1,024.71	0.15	0.15	0.03
Government Securities Portfolio Administrative Class	1,000.00	1,000.10	1,024.71	0.15	0.15	0.03
Government Securities Portfolio Advisory Class	1,000.00	1,000.10	1,024.71	0.15	0.15	0.03
Government Securities Portfolio Participant Class	1,000.00	1,000.10	1,024.71	0.15	0.15	0.03
Government Securities Portfolio Cash Management Class	1,000.00	1,000.00	1,024.71	0.15	0.15	0.03
Treasury Portfolio Institutional Class	1,000.00	1,000.10	1,024.47	0.40	0.40	0.08
Treasury Portfolio Institutional Select Class	1,000.00	1,000.10	1,024.47	0.40	0.40	0.08
Treasury Portfolio Investor Class	1,000.00	1,000.10	1,024.47	0.40	0.40	0.08
Treasury Portfolio Administrative Class	1,000.00	1,000.10	1,024.47	0.40	0.40	0.08
Treasury Portfolio Advisory Class	1,000.00	1,000.10	1,024.47	0.40	0.40	0.08
Treasury Portfolio Participant Class	1,000.00	1,000.10	1,024.47	0.40	0.40	0.08
Treasury Portfolio Cash Management Class	1,000.00	1,000.10	1,024.47	0.40	0.40	0.08
Treasury Securities Portfolio Institutional Class	1,000.00	1,000.00	1,024.76	0.10	0.10	0.02
Treasury Securities Portfolio Institutional Select Class	1,000.00	1,000.10	1,024.76	0.10	0.10	0.02
Treasury Securities Portfolio Investor Class	1,000.00	1,000.10	1,024.76	0.10	0.10	0.02
Treasury Securities Portfolio Administrative Class	1,000.00	1,000.10	1,024.76	0.10	0.10	0.02
Treasury Securities Portfolio Advisory Class	1,000.00	1,000.10	1,024.76	0.10	0.10	0.02
Treasury Securities Portfolio Participant Class	1,000.00	1,000.10	1,024.76	0.10	0.10	0.02
Treasury Securities Portfolio Cash Management Class	1,000.00	1,000.00	1,024.76	0.10	0.10	0.02
Tax-Exempt Portfolio Institutional Class	1,000.00	1,000.10	1,024.27	0.60	0.60	0.12
Tax-Exempt Portfolio Institutional Select Class	1,000.00	1,000.10	1,024.27	0.60	0.60	0.12
Tax-Exempt Portfolio Investor Class	1,000.00	1,000.10	1,024.27	0.60	0.60	0.12
Tax-Exempt Portfolio Administrative Class	1,000.00	1,000.10	1,024.22	0.65	0.65	0.13
Tax-Exempt Portfolio Advisory Class	1,000.00	1,000.00	1,024.22	0.65	0.65	0.13
Tax-Exempt Portfolio Participant Class	1,000.00	1,000.00	1,024.22	0.65	0.65	0.13
Tax-Exempt Portfolio Cash Management Class	1,000.00	1,000.00	1,024.22	0.65	0.65	0.13

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments

Money Market Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (12.3%)
International Banks (12.3%)
Deutsche Bank AG
0.52%, 10/18/12	$22,000	$22,000
Mizuho Corporate Bank Ltd.,
0.14%, 5/3/12 - 5/4/12	120,000	120,000
Skandinaviska Enskilda Banken AB
0.21%, 5/1/12	75,000	75,000
Sumitomo Mitsui Banking Corp.,
0.36%, 8/1/12	20,000	20,000
0.37%, 7/10/12	38,000	38,000
0.38%, 7/6/12	20,000	20,000
Svenska Handelsbanken AB
0.60%, 8/2/12	50,000	50,000
Total Certificates of Deposit (Cost $345,000)		345,000
Commercial Paper (a) (14.1%)
International Banks (14.1%)
ABN Amro Funding USA LLC,
0.25%, 5/8/12 - 5/9/12	27,000	26,998
BNZ International Funding Ltd.,
0.53%, 8/14/12	20,000	19,970
0.54%, 8/16/12	23,000	22,963
ING US Funding LLC,
0.42%, 7/6/12	31,000	30,976
0.49%, 6/4/12	60,000	59,972
Nordea North America, Inc.,
0.52%, 5/1/12	25,000	25,000
0.62%, 8/1/12	15,000	14,977
Oversea Chinese Banking,
0.44%, 10/24/12	20,000	19,958
0.52%, 9/13/12	6,000	5,989
Rabobank USA Financial Corp.,
0.54%, 10/2/12	20,000	19,955
0.62%, 8/8/12	20,000	19,966
0.67%, 7/30/12	82,000	81,864
Sumitomo Mitsui Banking Corp.
0.39%, 7/6/12	30,000	29,979
Westpac Banking Corp.
0.48%, 9/17/12	15,000	14,973
Total Commercial Paper (Cost $393,540)		393,540
Floating Rate Notes (14.4%)
International Banks (14.4%)
ANZ National International Ltd.
0.59%, 8/3/12	40,000	40,000
Australia & New Zealand Bank
0.57%, 10/24/12	40,000	40,009
Bank of Nova Scotia,
0.47%, 4/26/13	55,000	54,995
0.77%, 8/9/12	24,000	24,016
Barclays Bank PLC
0.78%, 11/5/12 (b)	45,000	45,000
Deutsche Bank AG
0.47%, 3/15/13	75,000	75,000

	Face Amount (000)	Value (000)
Royal Bank of Canada
0.49%, 11/27/12	$20,000	$20,000
Westpac Banking Corp.,
0.48%, 7/5/12 (b)	70,000	70,000
0.53%, 10/24/12	35,000	35,000
Total Floating Rate Notes (Cost $404,020)		404,020
Repurchase Agreements (41.5%)
ABN Amro Securities LLC, (0.26%, dated 4/30/12, due 5/1/12; proceeds $10,000; fully collateralized by Corporate Bonds; Cellco Partnership/Verizon Wireless Capital LLC 8.50% due 11/15/18; United Technologies Corp. 5.70% due 4/15/40; valued at $10,500)	10,000	10,000
ABN Amro Securities LLC, (0.36%,
dated 4/30/12, due 5/1/12; proceeds
$40,000; fully collateralized by Common
Stocks; Allstate Corp. (The); Alpha Natural
Resources, Inc.; Amgen, Inc.; Apache Corp.;
AT&T, Inc.; Baxter International, Inc.; BP PLC;
CareFusion Corp.; Celgene Corp.; Citigroup,
Inc.; Citrix Systems, Inc.; Comcast Corp.;
Consolidated Edison, Inc.; DIRECTV; EMC
Corp.; FirstEnergy Corp.; General Dynamics
Corp.; General Electric Co.; Intel Corp.;
International Business Machines Corp.;
Johnson & Johnson; Lowe's Cos, Inc.; MetLife,
Inc.; News Corp.; NIKE, Inc.; PepsiCo, Inc.;
priceline.com, Inc.; Procter & Gamble Co. (The);
Prudential Financial, Inc.; Ralcorp Holdings, Inc.;
Range Resources Corp.; Target Corp.; United
Technologies Corp.; Walt Disney Co. (The);
Westar Energy, Inc.; Williams-Sonoma, Inc.;
Yahoo!, Inc.; valued at $42,000)	40,000	40,000
Barclays Capital, Inc., (0.56%, dated 4/30/12,
due 5/1/12; proceeds $10,000; fully
collateralized by Common Stocks; Apple, Inc.;
Ardea Biosciences, Inc.; Ascent Capital Group,
Inc.; BroadSoft, Inc.; Clean Energy Fuels Corp.;
Deckers Outdoor Corp.; First Cash Financial
Services, Inc.; Gordmans Stores, Inc.; Integra
LifeSciences Holdings Corp.; Knology, Inc.;
Lamar Advertising Co.; Loopnet, Inc.; Loral
Space & Communications, Inc.; Mellanox
Technologies Ltd.; Metals USA Holdings Corp.;
MModal, Inc.; OmniAmerican Bancorp, Inc.;
Primoris Services Corp.; RLJ Lodging Trust;
Sapient Corp.; Solar Capital Ltd.; Sourcefire,
Inc.; Synaptics, Inc.; Take-Two Interactive
Software, Inc.; Tessera Technologies, Inc.;
Universal Electronics, Inc.; Websense, Inc.;
Westmoreland Coal Co.; Zebra Technologies
Corp.; Zep, Inc.; a Convertible Bond;
Omnicare, Inc. 3.75% due 4/1/42; and a
Convertible Preferred Stock; Omnicare
Capital Trust II; valued at $10,641)	10,000	10,000
Barclays Capital, Inc., (0.91%, dated 2/17/12,
due 5/1/12; proceeds $35,065; fully
collateralized by Common Stocks; AerCap
Holdings N.V.; American Eagle Outfitters, Inc.;
Ameriprise Financial, Inc.; Anadarko Petroleum
Corp.; Apple, Inc.; Bank of Montreal; BE
Aerospace, Inc.; Berkshire Hathaway, Inc.;
Canadian Natural Resources Ltd.; Capitol

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Federal Financial, Inc.; Charter Communications,
Inc.; Coinstar, Inc.; Copart, Inc.; Corporate
Executive Board Co. (The); Covanta Holding
Corp.; CreXus Investment Corp.; CVR
Energy, Inc.; DISH Network Corp.; EchoStar
Corp.; Emergent Biosolutions, Inc.; Endo
Pharmaceuticals Holdings, Inc.; Global
Payments, Inc.; IntercontinentalExchange, Inc.;
Intersil Corp.; InterXion Holding N.V.; Invacare
Corp.; KBR, Inc.; Liberty Media Corp./Liberty
Capital; LKQ Corp.; McDonald's Corp.;
Medicines Co. (The); Mentor Graphics Corp.;
MKS Instruments, Inc.; Monsanto Co.;
Multimedia Games Holding Co., Inc.; PennyMac
Mortgage Investment Trust; Piedmont Office
Realty Trust, Inc.; Quest Software, Inc.;
QuinStreet, Inc.; Rockwood Holdings, Inc.; Rovi
Corp.; SEI Investments Co.; Synaptics, Inc.;
Thoratec Corp.; Validus Holdings Ltd.; Zebra
Technologies Corp.; Convertible Bonds;
L-3 Communications Holdings, Inc. 3.00% due
8/1/35; Omnicare, Inc. 3.25% - 3.75% due
12/15/25 - 4/1/42; and a Convertible
Preferred Stock; Omnicare Capital Trust II;
valued at $37,252)	$35,000	$35,000
BMO Capital Markets Corp., (0.26%, dated
4/30/12, due 5/1/12; proceeds $120,001;
fully collateralized by Corporate Bonds;
Bank of Nova Scotia 2.05% - 4.38%
due 12/17/13 - 1/13/21; Canadian Imperial
Bank of Commerce 1.50% - 2.75% due
12/12/14 - 1/27/16; European Investment
Bank 4.63% due 5/15/14; Financement-Quebec
5.00% due 10/25/12; Hydro Quebec 2.00% -
9.40% due 2/1/13 - 1/15/27; Inter-American
Development Bank 0.70% due 5/20/14;
KFW 1.88% due 1/14/13; NIBC Bank N.V. 2.80%
due 12/2/14; Ontario Electricity Financial Corp.
7.45% due 3/31/13; Province of British
Columbia, Canada 2.85% due 6/15/15;
Province of Manitoba, Canada 1.30% - 2.63%
due 4/28/14 - 4/3/17; Province of New
Brunswick, Canada 5.20% - 9.75% due
8/15/13 - 5/15/20; Province of Nova Scotia,
Canada 2.38% - 8.88% due 7/21/15 - 7/1/19;
Province of Ontario, Canada 0.94% - 4.75%
due 5/22/12 - 4/14/20; Province of Quebec,
Canada 3.50% - 7.50% due 5/5/14 - 9/15/29;
Province of Saskatchewan, Canada 7.38%
due 7/15/13; Royal Bank of Canada Zero
Coupon - 3.13% due 10/30/14 - 4/14/15;
Santander Holdings USA, Inc. 2.50% due
6/15/12; Svensk Exportkredit AB 1.75% due
10/20/15; Toronto-Dominion Bank (The) 1.38%
due 7/14/14; and a U.S. Government Agency;
Government National Mortgage Association
3.50% due 2/15/42; valued at $125,875)	120,000	120,000
BNP Paribas Securities Corp., (0.51%, dated 4/30/12, due 5/1/12; proceeds $10,000; fully collateralized by Corporate Bonds; HCA, Inc. 6.25% due 2/15/13; Toll Brothers Finance Corp. 5.88% due 2/15/22; valued at $10,600)	10,000	10,000

	Face Amount (000)	Value (000)
Credit Suisse Securities USA, (0.25%, dated
4/25/12, due 5/2/12; proceeds $70,003; fully
collateralized by Common Stocks; Allscripts
Healthcare Solutions, Inc.; American Eagle
Outfitters, Inc.; Arch Capital Group Ltd.; Axis
Capital Holdings Ltd.; BP PLC; Brown & Brown,
Inc.; Charles River Laboratories International,
Inc.; ChipMOS TECHNOLOGIES (Bermuda) Ltd.;
Comcast Corp.; Credicorp Ltd.; Credit Suisse
Group AG; DISH Network Corp.; Global
Payments, Inc.; Goldcorp, Inc.; Hooker Furniture
Corp.; John B. Sanfilippo & Son, Inc.; Key
Technology, Inc.; Lennar Corp.; Martin
Midstream Partners LP; McDermott International,
Inc.; NCR Corp.; Nippon Telegraph & Telephone
Corp.; Northrim BanCorp, Inc.; NVR, Inc.;
Omnicare, Inc.; Orbotech Ltd.; Oriental Financial
Group, Inc.; Orthofix International N.V.; Oshkosh
Corp.; Pan American Silver Corp.;
PartnerRe Ltd.; Pearson PLC; Penn National
Gaming, Inc.; Polycom, Inc.; Pool Corp.;
Protective Life Corp.; QLogic Corp.; Ralcorp
Holdings, Inc.; Raymond James Financial, Inc.;
Reed Elsevier PLC; Reinsurance Group of
America, Inc.; Rochester Medical Corp.;
Rock-Tenn Co.; Royal Gold, Inc.; Sasol Ltd.; SEI
Investments Co.; Sociedad Quimica y Minera de
Chile SA; SPX Corp.; TRW Automotive Holdings
Corp.; UDR, Inc.; valued at $73,510)	$70,000	$70,000
Credit Suisse Securities USA, (0.50%, dated
4/25/12, due 5/2/12; proceeds $10,001; fully
collateralized by Common Stocks; AGCO Corp.;
American Eagle Outfitters, Inc.; American
National Insurance Co.; Ameristar Casinos, Inc.;
Analogic Corp.; Anika Therapeutics, Inc.; ANN,
Inc.; Arctic Cat, Inc.; Arris Group, Inc.; Barrick
Gold Corp.; China Telecom Corp., Ltd.; Energen
Corp.; Everest Re Group Ltd.; Hanover Insurance
Group, Inc. (The); Knology, Inc.; and Corporate
Bonds; DR Horton, Inc. 2.00% due 5/15/14; FTI
Consulting, Inc. 3.75% due 7/15/12; Saks, Inc.
2.00% due 3/15/24; Sotheby's 3.12% due
6/15/13; tw telecom, Inc. 2.38% due 4/1/26;
United States Steel Corp. 4.00% due 5/15/14;
valued at $10,986)	10,000	10,000
Deutsche Bank Securities, Inc., (0.21%, dated 4/30/12, due 5/1/12; proceeds $216,286; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 4.50% due 10/1/20 - 4/1/42; valued at $222,842)	216,285	216,285
Deutsche Bank Securities, Inc., (0.51%, dated
4/30/12, due 5/1/12; proceeds $20,000; fully
collateralized by Common Stocks; Banco Macro
SA; Coca-Cola Femsa SAB de CV; Ctrip.com
International Ltd.; Enersis SA; Ensco PLC; Focus
Media Holding Ltd.; Fresenius Medical Care
AG & Co. KGaA; GlaxoSmithKline PLC; Grupo
Aeroportuario del Pacifico SAB de CV; Grupo
Televisa SAB; NetEase, Inc.; Petroleo Brasileiro
SA; Randgold Resources Ltd.; Shire PLC;
Siemens AG; Telecom Argentina SA; Teva
Pharmaceutical Industries Ltd.; Ultrapar
Participacoes SA; Vodafone Group PLC;

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
WuXi AppTec Co., Ltd.; Corporate Bonds; Alcoa, Inc. 5.25% due 3/15/14; Fidelity National Financial, Inc. 4.25% due 8/15/18; International Game Technology 3.25% due 5/1/14; United Rentals North America, Inc. 1.88% due 10/15/23; and a Convertible Preferred Stock; Bunge Ltd.; valued at $21,700)	$20,000	$20,000
JP Morgan Clearing Corp., (0.32%, dated 4/30/12,
due 5/1/12; proceeds $45,000; fully
collateralized by Common Stocks; 51job, Inc.;
Alliance Holdings GP LP; Allscripts Healthcare
Solutions, Inc.; ARM Holdings PLC; Bel Fuse,
Inc.; Black Box Corp.; Bruker Corp.; Carmike
Cinemas, Inc.; CoStar Group, Inc.; Crocs, Inc.;
Cypress Semiconductor Corp.; Digital River,
Inc.; East West Bancorp, Inc.; eLong, Inc.;
Embotelladora Andina SA; Encore Capital Group,
Inc.; Ensco PLC; EPIQ Systems, Inc.; Exponent,
Inc.; First Citizens BancShares, Inc.; First
Merchants Corp.; First Midwest Bancorp, Inc.;
Fisher Communications, Inc.; Fly Leasing Ltd.;
Fulton Financial Corp.; Gen-Probe, Inc.; Gruma
SAB de CV; Heidrick & Struggles International,
Inc.; Hi-Tech Pharmacal Co., Inc.; Hologic, Inc.;
Hooker Furniture Corp.; Hot Topic, Inc.; Huron
Consulting Group, Inc.; IAC/InterActiveCorp.;
InfoSpace, Inc.; Innospec, Inc.; InterDigital, Inc.;
Intersil Corp.; iRobot Corp.; Itron, Inc.; Kensey
Nash Corp.; Kirkland's, Inc.; LivePerson, Inc.;
MedAssets, Inc.; Metro Bancorp, Inc.; Micrel,
Inc.; MKS Instruments, Inc.; Momenta
Pharmaceuticals, Inc.; Multimedia Games
Holding Co., Inc.; Nash Finch Co.; Natus Medical,
Inc.; NuVasive, Inc.; NxStage Medical, Inc.;
Omnicell, Inc.; Oplink Communications, Inc.;
PacWest Bancorp; Pantry, Inc. (The); Park-Ohio
Holdings Corp.; Perfect World Co., Ltd.; PF
Chang's China Bistro, Inc.; Quest Software, Inc.;
Royal Dutch Shell PLC; Royal Gold, Inc.;
Rudolph Technologies, Inc.; Saia, Inc.;
Schweitzer-Mauduit International, Inc.; Shoe
Carnival, Inc.; Siemens AG; Silicon Laboratories,
Inc.; Silicon Motion Technology Corp.; Sinclair
Broadcast Group, Inc.; Spectranetics Corp.;
Standard Microsystems Corp.; State Auto
Financial Corp.; SureWest Communications;
Synaptics, Inc.; Thoratec Corp.; Ulta Salon
Cosmetics & Fragrance, Inc.; Ultratech, Inc.;
WebMD Health Corp.; valued at $47,255)	45,000	45,000
JP Morgan Clearing Corp., (0.86%, dated 3/7/12, due 5/1/12; proceeds $40,053; fully collateralized by Convertible Bonds; ArcelorMittal 5.00% due 5/15/14; Dominion Resources, Inc. 2.13% due 12/15/23; DR Horton, Inc. 2.00% due 5/15/14; General Cable Corp. 0.88% due 11/15/13; Liberty Interactive LLC 3.75% due 2/15/30; Medtronic, Inc. 1.63% due 4/15/13; National Retail Properties, Inc. 3.95% due 9/15/26; Roper Industries, Inc. 1.63% due 1/15/34; Saks, Inc. 2.00% due 3/15/24; Terex Corp. 4.00% due 6/1/15; United States Steel Corp. 4.00% due 5/15/14; valued at $45,238)	40,000	40,000

	Face Amount (000)	Value (000)
Merrill Lynch Pierce Fenner, (0.31%, dated
4/30/12, due 5/1/12; proceeds $30,000; fully
collateralized by Common Stocks; 7 Days Group
Holdings Ltd.; Alliance Holdings GP LP; America
Movil SAB de CV; Armstrong World Industries,
Inc.; Baidu, Inc.; BP PLC; Bruker Corp.; Canon,
Inc.; Chicago Bridge & Iron Co. N.V.; Ctrip.com
International Ltd.; Diebold, Inc.; Endurance
Specialty Holdings Ltd.; Ensco PLC; Ethan Allen
Interiors, Inc.; Fifth Third Bancorp; Fulton
Financial Corp.; InterContinental Hotels Group
PLC; International Flavors & Fragrances, Inc.;
Lockheed Martin Corp.; MDU Resources Group,
Inc.; Mobile Telesystems OJSC; MPG Office Trust,
Inc.; NVR, Inc.; Petroleo Brasileiro SA; Reliance
Steel & Aluminum Co.; SEI Investments Co.;
Sensata Technologies Holding N.V.; Teva
Pharmaceutical Industries Ltd.; Vale SA; White
Mountains Insurance Group Ltd.; Convertible
Bonds; Amgen, Inc. 0.38% due 2/1/13; Liberty
Interactive 3.13% due 3/30/23; Medtronic, Inc.
1.63% due 4/15/13; and Preferred Stocks;
BRE Properties, Inc.; FelCor Lodging Trust, Inc.;
valued at $32,137)	$30,000	$30,000
Merrill Lynch Pierce Fenner, (0.59%, dated
4/16/12, due 5/1/12; proceeds $25,006; fully
collateralized by Common Stocks; 7 Days Group
Holdings Ltd.; America Movil SAB de CV; Arrow
Electronics, Inc.; Arthur J. Gallagher & Co.;
Baidu, Inc.; BP PLC; Bruker Corp.; Cabot
Microelectronics Corp.; Central Vermont Public
Service Corp.; CNH Global N.V.; Ctrip.com
International Ltd.; Exelis, Inc.; Fulton Financial
Corp.; Itron, Inc.; Kenexa Corp.; LeCroy Corp.;
Liz Claiborne, Inc.; Lockheed Martin Corp.;
Molex, Inc.; Morningstar, Inc.; Noble Energy,
Inc.; Noranda Aluminum Holding Corp.; Petroleo
Brasileiro SA; Provident Financial Services, Inc.;
Symantec Corp.; Teva Pharmaceutical
Industries Ltd.; Vale SA; Convertible Bonds;
Amgen, Inc. 0.38% due 2/1/13; Liberty
Interactive 3.13% due 3/30/23; Medtronic, Inc.
1.63% due 4/15/13; and a Preferred Stock;
MPG Office Trust, Inc.; valued at $26,781)	25,000	25,000
RBS Securities, Inc., (0.51%, dated 4/30/12, due 5/1/12; proceeds $100,001; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.50% - 5.00% due 6/15/39 - 10/20/41; valued at $103,357)	100,000	100,000
TD Securities USA LLC, (0.24%, dated 4/30/12, due 5/1/12; proceeds $100,001; fully collateralized by Corporate Bonds; Coca-Cola Co. (The) 3.30% due 9/1/21; Nordea Bank AB 4.88% due 1/14/21; Province of Manitoba, Canada 9.25% due 4/1/20; Rio Tinto Finance USA Ltd. 3.75% due 9/20/21; Verizon Communications, Inc. 5.85% due 9/15/35; valued at $104,956)	100,000	100,000
Wells Fargo Securities LLC, (0.22%, dated
4/30/12, due 5/1/12; proceeds $200,001;
fully collateralized by U.S. Government Agencies;
Federal Home Loan Bank 0.28% - 2.75% due
9/16/13 - 5/22/19; Federal Home Loan Bank

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Discount Note Zero Coupon due 6/27/12 - 7/5/12; Federal National Mortgage Association 4.38% due 9/15/12; valued at $204,078)	$200,000	$200,000
Wells Fargo Securities LLC, (0.26%, dated 4/30/12, due 5/1/12; proceeds $70,001; fully collateralized by Corporate Bonds; AT&T, Inc. 6.30% due 1/15/38; Brandywine Operating Partnership LP 4.95% due 4/15/18; Comcast Corp. 5.65% - 6.55% due 6/15/35 - 7/1/39; Enterprise Products Operating LLC 5.70% due 2/15/42; IBM International Group Capital LLC 5.05% due 10/22/12; Johnson Controls, Inc. 5.25% due 12/1/41; Lincoln National Corp. 4.85% due 6/24/21; Rogers Communications, Inc. 6.38% due 3/1/14; UDR, Inc. 4.63% due 1/10/22; valued at $73,500)	70,000	70,000
Wells Fargo Securities LLC, (0.36%, dated 4/30/12, due 5/1/12; proceeds $10,000; fully collateralized by Corporate Bonds; Health Care REIT, Inc. 4.70% due 9/15/17; Weatherford International Ltd. 6.00% due 3/15/18; valued at $10,500)	10,000	10,000
Total Repurchase Agreements (Cost $1,161,285)		1,161,285
Tax-Exempt Instruments (17.9%)
Closed-End Investment Company (0.4%)
Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT)
0.40%, 5/5/41 (b)10,000		10,000
Weekly Variable Rate Bonds (17.5%)
California Statewide Communities Development Authority, Kaiser Permanente
Ser 2008 A
0.23%, 4/1/32	27,500	27,500
Ser 2009 C-1
0.23%, 4/1/46	27,000	27,000
Ser 2009 C-2
0.23%, 4/1/46	17,500	17,500
Ser 2009 C-3
0.23%, 4/1/45	34,900	34,900
Chicago Mission AAA Hockey Club, IL, Taxable Ser 2011
0.26%, 5/1/46	5,000	5,000
Colorado Housing & Finance Authority, Multi-Family Class II 2005 Ser A-3 (AMT)
0.23%, 4/1/40	15,680	15,680
Single Family Mortgage Class I 2003 Ser B-3 (AMT)
0.23%, 11/1/26	12,500	12,500
Denver Public Schools, CO, Ser 2011 A-3 COPs (Taxable)
0.15%, 12/15/37	12,500	12,500
Fremont, CA, Ser 2010 COPs 0.23%, 8/1/38	10,000	10,000
Kansas Department of Transportation, Highway Ser 2004 C-4
0.20%, 9/1/24	46,550	46,550

	Face Amount (000)	Value (000)
Loudoun County Industrial Development Authority, VA, Howard Hughes Medical Institute Ser 2003 D
0.20%, 2/15/38	$11,200	$11,200
Maryland Department of Housing & Community Development, Community Development Administration
Residential 2004 Ser F (AMT)
0.26%, 9/1/35	20,000	20,000
Residential 2006 Ser G (AMT)
0.27%, 9/1/40	19,000	19,000
New York City Municipal Water Finance Authority, NY, Second General Fiscal 2010 Ser CC
0.22%, 6/15/41	52,200	52,200
New York City, NY, Fiscal 2010 Subser G-4
0.22%, 3/1/39	23,700	23,700
New York State Housing Finance Agency, Chelsea Apartments 2003 Ser A (AMT)
0.23%, 11/15/36	45,000	45,000
Related-Taconic West 17th Street Ser 2009 A
0.21%, 5/15/39	17,150	17,150
Santa Clara Valley Transportation Authority, CA, Measure A Sales Tax Ser 2008 A
0.24%, 4/1/36	22,945	22,945
South Carolina Jobs - Economic Development Authority, Oconee Memorial Hospital Ser 2006 A (Radian)
0.26%, 10/1/36	27,000	27,000
Utah Housing Corporation,
Single Family Mortgage Class I 2008 Ser D-1 (AMT)
0.27%, 7/1/39	11,325	11,325
Single Family Mortgage Class I 2009 Ser B
0.24%, 1/1/39	10,000	10,000
Western Municipal Water District Facilities Authority, CA, Ser 2009 A
0.22%, 10/1/32	22,350	22,350
		491,000
Total Tax-Exempt Instruments (Cost $501,000)		501,000
Total Investments (100.2%) (Cost $2,804,845)		2,804,845
Liabilities in Excess of Other Assets (-0.2%)		(5,404)
Net Assets (100.0%)		$2,799,441

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

AMT  Alternative Minimum Tax.

COPs  Certificates of Participation.

REIT  Real Estate Investment Trust.

VRDP  Variable Rate Demand Preferred.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Money Market Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's investments as of April 30, 2012. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$345,000	$—	$345,000
Commercial Paper	—	393,540	—	393,540
Floating Rate Notes	—	404,020	—	404,020
Repurchase Agreements	—	1,161,285	—	1,161,285
Tax-Exempt Instruments
Closed-End Investment Company	—	10,000	—	10,000
Weekly Variable Rate Bonds	—	491,000	—	491,000
Total Tax-Exempt Instruments		501,000		501,000
Total Assets	$—	$2,804,845	$—	$2,804,845

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of April 30, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	41.4%
Tax-Exempt Instruments	17.9
Floating Rate Notes	14.4
Commercial Paper	14.0
Certificates of Deposit	12.3
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments

Prime Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (17.1%)
International Banks (17.1%)
Bank of Montreal
0.13%, 5/1/12	$500,000	$500,000
Deutsche Bank AG
0.52%, 10/18/12	170,000	170,000
Mizuho Corporate Bank Ltd.,
0.14%, 5/3/12 - 5/4/12	905,000	905,000
Oversea Chinese Banking
0.32%, 6/29/12	30,000	30,000
Skandinaviska Enskilda Banken AB
0.21%, 5/1/12	478,500	478,500
Sumitomo Mitsui Banking Corp.,
0.36%, 8/1/12	148,000	148,000
0.37%, 7/10/12	235,000	235,000
0.38%, 7/6/12	357,000	357,000
Svenska Handelsbanken AB
0.60%, 8/2/12	375,000	375,000
Total Certificates of Deposit (Cost $3,198,500)		3,198,500
Commercial Paper (a) (12.9%)
International Banks (12.9%)
ABN Amro Funding USA LLC,
0.25%, 5/8/12 - 5/9/12 (b)	135,000	134,993
0.48%, 5/15/12 (b)	250,000	249,954
ING US Funding LLC,
0.42%, 7/6/12	190,000	189,855
0.49%, 6/4/12	370,000	369,831
Nordea North America, Inc.,
0.52%, 5/1/12	205,000	205,000
0.62%, 8/1/12	138,000	137,787
Oversea Chinese Banking,
0.43%, 10/24/12	130,000	129,727
0.52%, 9/13/12	50,000	49,904
Rabobank USA Financial Corp.,
0.54%, 10/2/12	48,000	47,891
0.59%, 9/4/12	150,000	149,696
0.62%, 8/8/12	105,000	104,824
0.68%, 7/30/12	490,000	489,185
Svenska Handelsbanken AB
0.57%, 8/27/12 (b)	150,000	149,722
Total Commercial Paper (Cost $2,408,369)		2,408,369
Floating Rate Notes (12.1%)
International Banks (12.1%)
Bank of Nova Scotia,
0.47%, 4/26/13	354,500	354,465
0.67%, 6/11/12	83,000	83,028
0.77%, 8/9/12	237,000	237,178
Barclays Bank PLC
0.78%, 11/5/12	284,000	284,000

	Face Amount (000)	Value (000)
Deutsche Bank AG
0.47%, 3/15/13	$450,000	$450,000
Royal Bank of Canada
0.49%, 11/27/12	200,000	200,000
Westpac Banking Corp.,
0.48%, 7/5/12	450,000	450,000
0.53%, 10/24/12	215,000	215,000
Total Floating Rate Notes (Cost $2,273,671)		2,273,671
Repurchase Agreements (46.3%)
ABN Amro Securities (USA) LLC, (0.21%, dated 4/30/12, due 5/1/12; proceeds $150,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 4.50% due 8/1/26 - 5/1/41; Federal National Mortgage Association 4.00% - 5.50% due 5/1/20 - 5/1/41; and a U.S. Government Obligation; U.S. Treasury Bill Zero Coupon due 4/4/13; valued at $154,270)	150,000	150,000
ABN Amro Securities (USA) LLC, (0.26%,
dated 4/30/12, due 5/1/12; proceeds
$90,001; fully collateralized by
Corporate Bonds; Ameren Illinois Co.
9.75% due 11/15/18; AT&T, Inc.
6.30% due 1/15/38; Bank of America Corp.
5.70% due 1/24/22; Comcast Corp. 6.40%
due 5/15/38; ConAgra Foods, Inc. 5.88%
due 4/15/14; Consolidated Edison Co. of
New York, Inc. 5.55% due 4/1/14; Daimler
Finance North America LLC 2.40% due
4/10/17; DIRECTV Holdings LLC/DIRECTV
Financing Co., Inc. 5.20% due 3/15/20;
Dr. Pepper Snapple Group, Inc. 2.90%
due 1/15/16; LG&E and KU Energy LLC
3.75% due 11/15/20; MassMutual Global
Funding II Zero Coupon - 2.30% due
9/28/15 - 4/5/17; Morgan Stanley
5.63% - 6.63% due 4/1/18 - 9/23/19;
News America, Inc. 6.65% due 11/15/37;
PacifiCorp 4.10% due 2/1/42; PNC Funding
Corp. 5.25% due 11/15/15; PSEG Power
LLC 2.50% due 4/15/13; Puget Sound
Energy, Inc. 5.20% due 10/1/15; Time
Warner Cable, Inc. 4.13% due 2/15/21;
Toledo Edison Co. (The) 6.15% due 5/15/37;
United Technologies Corp. 5.70% - 6.13%
due 2/1/19 - 4/15/40; UnitedHealth Group,
Inc. 6.00% due 2/15/18; Verizon
Communications, Inc. 2.00% due 11/1/16;
Wal-Mart Stores, Inc. 5.00% due 10/25/40;
Walt Disney Co. (The) 2.75% due 8/16/21;
Wells Fargo & Co. 5.13% due 9/1/12;
WR Berkley Corp. 4.63% due 3/15/22; and
by a U.S. Government Agency; Federal Home
Loan Mortgage Corporation 4.00% due
10/1/31; valued at $94,213)	90,000	90,000

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
ABN Amro Securities (USA) LLC, (0.36%, dated
4/30/12, due 5/1/12; proceeds $290,003;
fully collateralized by Common Stocks;
Abbott Laboratories; Alpha Natural
Resources, Inc.; Amazon.com, Inc.;
American Express Co.; Anadarko Petroleum
Corp.; Apple, Inc.; AT&T, Inc.; Baxter
International, Inc.; BP PLC; CareFusion Corp.;
CenterPoint Energy, Inc.; Chevron Corp.;
Citigroup, Inc.; Citrix Systems, Inc.;
Comcast Corp.; ConAgra Foods, Inc.;
Consolidated Edison, Inc.; eBay, Inc.;
EMC Corp.; Exxon Mobil Corp.;
FirstEnergy Corp.; General Dynamics Corp.;
General Electric Co.; Google, Inc.;
Halliburton Co.; Intel Corp.; International
Business Machines Corp.; Johnson & Johnson;
JPMorgan Chase & Co.; Kraft Foods, Inc.;
Mastercard, Inc.; McDonald's Corp.;
Merck & Co., Inc.; MetLife, Inc.;
Microsoft Corp.; Morgan Stanley; Mosaic Co.
(The); Motorola Solutions, Inc.; Mylan, Inc.;
News Corp.; Oracle Corp.; PepsiCo, Inc.;
Pfizer, Inc.; Philip Morris International, Inc.;
Procter & Gamble Co. (The); Progress
Energy, Inc.; Prudential Financial, Inc.;
QUALCOMM, Inc.; Ralcorp Holdings, Inc.;
Range Resources Corp.; SanDisk Corp.;
Target Corp.; United Technologies Corp.;
Walt Disney Co. (The); Wells Fargo & Co.;
Westar Energy, Inc.; Williams-Sonoma, Inc.;
Yahoo!, Inc.; valued at $304,500)	$290,000	$290,000
Bank of Montreal, (0.18%, dated 4/30/12, due 5/1/12; proceeds $100,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.13% due 6/15/13; valued at $102,423)	100,000	100,000
Bank of Nova Scotia, (0.18%, dated 4/30/12, due 5/1/12; proceeds $100,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.25% - 2.00% due 10/31/12 - 11/15/21; valued at $102,050)	100,000	100,000
Bank of Nova Scotia, (0.21%, dated 4/30/12, due 5/1/12; proceeds $275,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 2/1/26; Federal National Mortgage Association 4.50% due 4/1/39; valued at $282,895)	275,000	275,000
Bank of Nova Scotia, (0.22%, dated 3/21/12, due 3/15/13; proceeds $275,603; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 4.50% due 12/1/24 - 2/1/42; Federal National Mortgage Association 3.00% - 5.00% due 12/1/26 - 3/1/42; valued at $284,781)	275,000	275,000

	Face Amount (000)	Value (000)
Barclays Capital, Inc., (0.56%, dated 4/30/12,
due 5/1/12; proceeds $50,001; fully
collateralized by Common Stocks; Acxiom
Corp.; AG Mortgage Investment Trust, Inc.;
American Capital Mortgage Investment Corp.;
Amylin Pharmaceuticals, Inc.; Apple, Inc.;
AVEO Pharmaceuticals, Inc.; AVX Corp.;
BE Aerospace, Inc.; ChipMOS
TECHNOLOGIES Bermuda Ltd.; Hittite
Microwave Corp.; Intersil Corp.; Liberty
Global, Inc.; Liberty Media Corp. - Liberty
Capital; Medicines Co. (The); Natural Gas
Services Group, Inc.; On Assignment, Inc.;
Quality Distribution, Inc.; Steven Madden Ltd.;
Take-Two Interactive Software, Inc.;
Texas Roadhouse, Inc.; Web.com Group, Inc.;
Westport Innovations, Inc.; Convertible
Bonds; Alliant Techsystems, Inc. 3.00% due
8/15/24; Amgen, Inc. 0.38% due 2/1/13;
Chesapeake Energy Corp. 2.50% - 2.75%
due 11/15/35 - 5/15/37; Covanta Holding
Corp. 3.25% due 6/1/14; Danaher Corp.
Zero Coupon due 1/22/21; Dominion
Resources, Inc. 2.13% due 12/15/23;
EnerSys 3.38% due 6/1/38; Ford Motor Co.
4.25% due 12/15/36; General Cable Corp.
4.50% due 11/15/29; Health Care REIT, Inc.
4.75% due 7/15/27; Iconix Brand Group, Inc.
1.88% due 6/30/12; International Game
Technology 3.25% due 5/1/14; L-3
Communications Holdings, Inc. 3.00%
due 8/1/35; Leap Wireless International, Inc.
4.50% due 7/15/14; Lennar Corp. 2.00%
due 12/1/20; Liberty Interactive LLC
3.13% - 3.75% due 3/30/23 - 3/15/31;
MGM Resorts International 4.25% due
4/15/15; Medtronic, Inc. 1.63% due
4/15/13; Microsoft Corp. Zero Coupon
due 6/15/13; NASDAQ OMX Group, Inc.
(The) 2.50% due 8/15/13; National Retail
Properties, Inc. 5.13% due 6/15/28; Old
Republic International Corp. 8.00% due
5/15/12; Omnicare, Inc. 3.75% due 4/1/42;
Omnicom Group, Inc. Zero Coupon due
7/31/32; Owens-Brockway Glass Container,
Inc. 3.00% due 6/1/15; Peabody Energy
Corp. 4.75% due 12/15/66; Saks, Inc.
2.00% due 3/15/24; Teva Pharmaceutical
Finance Co., LLC 0.25% due 2/1/26;
tw telecom, Inc. 2.38% due 4/1/26;
United States Steel Corp. 4.00% due
5/15/14; and Convertible Preferred Stocks;
Omnicare Capital Trust I; Omnicare Capital
Trust II; valued at $55,470)	$50,000	$50,000
Barclays Capital, Inc., (0.91%, dated 2/17/12,
due 5/1/12; proceeds $215,402; fully
collateralized by Common Stocks; Aircastle
Ltd.; Cameco Corp.; Canadian Natural
Resources Ltd.; IAMGOLD Corp.;
Pan American Silver Corp.; Foster Wheeler
AG; Amdocs Ltd.; RADWARE Ltd.; Mellanox
Technologies Ltd.; Aaron's, Inc.; Acxiom
Corp.; American Eagle Outfitters, Inc.;
Ameristar Casinos, Inc.; Anadarko

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Petroleum Corp.; Apple, Inc.; Ardea
Biosciences, Inc.; Arlington Asset Investment
Corp.; Ascena Retail Group, Inc.; Atmos
Energy Corp.; Avnet, Inc.; Baxter
International, Inc.; Beam, Inc.; Berkshire
Hathaway, Inc.; BroadSoft, Inc.; CBRE Group,
Inc.; Carmike Cinemas, Inc.; Chemtura Corp.;
Clean Energy Fuels Corp.; Clearwater Paper
Corp.; Coinstar, Inc.; Covanta Holding Corp.;
CreXus Investment Corp.; Cypress
Semiconductor Corp.; Deckers Outdoor Corp.;
DISH Network Corp.; E*TRADE Financial
Corp.; EV Energy Partner LP; Emergent
Biosolutions, Inc.; Erie Indemnity Co.;
First Cash Financial Services, Inc.;
Gordmans Stores, Inc.; HFF, Inc.; Hillenbrand,
Inc.; InfoSpace, Inc.; Ingram Micro, Inc.;
Integra LifeSciences Holdings Corp.;
IntercontinentalExchange, Inc.; KBR, Inc.;
Knoll, Inc.; Knology, Inc.; Lincoln Electric
Holdings, Inc.; LKQ Corp.; Loral Space &
Communications, Inc.; Medicines Co. (The);
Mentor Graphics Corp.; Minerals
Technologies, Inc.; Monster Beverage Corp.;
Netscout Systems, Inc.; NewMarket Corp.;
Ocwen Financial Corp.; OmniAmerican
Bancorp, Inc.; Packaging Corp. of America;
Peabody Energy Corp.; Piedmont Office
Realty Trust, Inc.; Primerica, Inc.; RLJ Lodging
Trust; RPX Corp.; Ralcorp Holdings, Inc.;
Raymond James Financial, Inc.; Retail
Opportunity Investments Corp.; Robbins &
Myers, Inc.; Rovi Corp.; SEI Investments Co.;
Skyworks Solutions, Inc.; Solar Capital Ltd.;
Solutia, Inc.; Sourcefire, Inc.; Syntel, Inc.;
Take-Two Interactive Software, Inc.; Tessera
Technologies, Inc.; Thoratec Corp.; Timken
Co.; United Therapeutics Corp.;
Universal Electronics, Inc.; Visteon Corp.;
Websense, Inc.; Westar Energy, Inc.;
Westmoreland Coal Co.; Zebra Technologies
Corp.; Convertible Bonds; Alliant Techsystems,
Inc. 3.00% due 8/15/24; CMS Energy Corp.
5.50% due 6/15/29; Chesapeake Energy Corp.
2.75% due 11/15/35; Covanta Holding Corp.
3.25% due 6/1/14; DR Horton, Inc. 2.00%
due 5/15/14; EnerSys 3.38% due 6/1/38;
General Cable Corp. 4.50% due 11/15/29;
Lam Research Corp. 0.50% due 5/15/16;
Liberty Interactive LLC 3.13% - 3.75%
due 3/30/23 - 3/15/31; MGM Resorts
International 4.25% due 4/15/15;
National Retail Properties, Inc. 3.95% - 5.13%
due 9/15/26 - 6/15/28; Old Republic
International Corp. 8.00% due 5/15/12;
Omnicare, Inc. 3.75% due 12/15/25 - 4/1/42;
Omnicom Group, Inc. Zero Coupon due 7/31/32;
Owens-Brockway Glass Container, Inc. 3.00%
due 6/1/15; PHH Corp. 6.00% due 6/15/17;
Teleflex, Inc. 3.88% due 8/1/17; tw telecom,
Inc. 2.38% due 4/1/26; and a Convertible
Preferred Stock; Omnicare Capital Trust II;
valued at $238,208)	$215,000	$215,000

	Face Amount (000)	Value (000)
BNP Paribas Securities Corp., (0.18%, dated 4/30/12, due 5/1/12; proceeds $235,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Note 0.75% due 6/15/14; U.S. Treasury Strip Zero Coupon due 10/25/12; valued at $240,330)	$235,000	$235,000
BNP Paribas Securities Corp., (0.21%, dated 4/30/12, due 5/1/12; proceeds $228,001; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.11% - 3.40% due 6/1/36 - 5/1/42; valued at $234,883)	228,000	228,000
BNP Paribas Securities Corp., (0.51%, dated
4/30/12, due 5/1/12; proceeds $65,001;
fully collateralized by Corporate Bonds; Ball
Corp. 6.75% due 9/15/20; Belo Corp.
7.25% due 9/15/27; Chesapeake Energy
Corp. 6.50% due 8/15/17; CHS/Community
Health Systems, Inc. 8.88% due 7/15/15;
CMS Energy Corp. 5.05% due 3/15/22;
Cricket Communications, Inc. 7.75%
due 10/15/20; DISH DBS Corp.
7.75% - 7.88% due 5/31/15 - 9/1/19;
Ford Motor Credit Co. LLC 7.00%
due 4/15/15; HCA, Inc. 6.25% - 7.88%
due 2/15/13 - 2/15/20; Level 3 Financing,
Inc. 8.63% due 7/15/20; Sprint Capital Corp.
6.88% due 11/15/28; Sprint Nextel Corp.
8.38% due 8/15/17; Toys R Us Property
Co. II LLC 8.50% due 12/1/17; Windstream
Corp. 7.50% - 7.88% due 11/1/17 - 4/1/23;
valued at $68,900)	65,000	65,000
Credit Suisse Securities, (0.23%, dated 4/30/12, due 5/1/12; proceeds $50,000; fully collateralized by Commercial Paper; Starbird FDG Corp. Zero Coupon due 5/1/12; Nieuw Amsterdam Receivables Co. Zero Coupon due 6/20/12; valued at $52,502)	50,000	50,000
Credit Suisse Securities, (0.25%, dated
4/25/12, due 5/2/12; proceeds $490,024;
fully collateralized by Common Stocks;
American Eagle Outfitters, Inc.; American
Safety Insurance Holdings Ltd.; Ameristar
Casinos, Inc.; Ardea Biosciences, Inc.;
Barrett Business Services, Inc.; Barrick
Gold Corp.; BP PLC; Canadian Imperial Bank
of Commerce; Catalyst Health Solutions, Inc.;
Charles River Laboratories International, Inc.;
Chico's FAS, Inc.; China Mobile Ltd.; China
Southern Airlines Co., Ltd.; China Telecom
Corp., Ltd.; China Yuchai International Ltd.;
Cia Cervecerias Unidas SA; Clicksoftware
Technologies Ltd.; Coca-Cola Femsa SAB de
CV; Comcast Corp.; Community Health
Systems, Inc.; Corn Products International,
Inc.; CrediCorp Ltd.; Credit Suisse Group AG;
CRH PLC; Crown Holdings, Inc.; CSS
Industries, Inc.; Culp, Inc.; CVD Equipment
Corp.; DISH Network Corp.; Dollar
Thrifty Automotive Group, Inc.; Dorchester
Minerals LP; East West BanCorp., Inc.;
Endo Pharmaceuticals Holdings, Inc.;

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Energizer Holdings, Inc.; Enersis SA; ENI
SpA; Everest Re Group Ltd.; First Industrial
Realty Trust, Inc.; France Telecom SA; Golar
LNG Ltd.; Gold Fields Ltd.; Hardinge, Inc.;
HEICO Corp.; Hill-Rom Holdings, Inc.;
Honda Motor Co., Ltd.; HSBC Holdings PLC;
Hubbell, Inc.; IAMGOLD Corp.; ICON PLC;
IDEX Corp.; Illumina, Inc.; Imax Corp.;
Ingram Micro, Inc.; IntegraMed America, Inc.;
Intersil Corp.; Key Technology, Inc.; Kirby
Corp.; Knightsbridge Tankers Ltd.; KT Corp.;
Kubota Corp.; Landstar System, Inc.; Lennar
Corp.; Liberty Property Trust; Lincare
Holdings, Inc.; Lincoln Electric Holdings,
Inc.; Luxottica Group SpA; Manpower, Inc.;
Martin Midstream Partners LP; McDermott
International, Inc.; MDU Resources Group,
Inc.; Medicines Co. (The); Mercury General
Corp.; Methanex Corp.; Molex, Inc.;
Multi-Color Corp.; Myriad Genetics, Inc.;
NCI Building Systems, Inc.; NCR Corp.;
Nexen, Inc.; NTT DoCoMo, Inc.; NVR, Inc.;
Ohio Valley Banc Corp.; PetroChina Co., Ltd.;
Petroleo Brasileiro SA; Progenics
Pharmaceuticals, Inc.; Quest Software, Inc.;
Rackspace Hosting, Inc.; RADWARE Ltd.;
Rayonier, Inc.; Rogers Communications, Inc.;
Senior Housing Properties Trust; Talisman
Energy, Inc.; Teck Resources Ltd.; TGC
Industries, Inc.; TRW Automotive Holdings
Corp.; Ultrapar Participacoes SA; Unilever
N.V.; Unilever PLC; Whiting Petroleum Corp.;
WR Grace & Co.; valued at $514,566)	$490,000	$490,000
Credit Suisse Securities, (0.50%, dated
4/25/12, due 5/2/12; proceeds $65,006;
fully collateralized by Common Stocks;
Aaron's, Inc.; AGCO Corp.; Alexandria Real
Estate Equities, Inc.; Alleghany Corp.;
Alliant Techsystems, Inc.; Energen Corp.;
Everest Re Group Ltd.; Golub Capital BDC,
Inc.; Hanover Insurance Group, Inc. (The);
Insperity, Inc.; Medley Capital Corp.;
New Mountain Finance Corp.; Solar Capital
Ltd.; and Convertible Bonds; Amgen, Inc.
0.38% due 2/1/13; DR Horton, Inc. 2.00%
due 5/15/14; FTI Consulting, Inc. 3.75%
due 7/15/12; General Cable Corp. 0.88%
due 11/15/13; Exterran Energy Corp.
4.75% due 1/15/14; Leucadia National
Corp. 3.75% due 4/15/14; National
Retail Properties, Inc. 3.95% due 9/15/26;
Old Republic International Corp. 8.00% due
5/15/12; Saks, Inc. 2.00% due 3/15/24;
Sotheby's 3.12% due 6/15/13; Textron, Inc.
4.50% due 5/1/13; tw telecom, Inc.
2.38% due 4/1/26; United States Steel Corp.
4.00% due 5/15/14; valued at $72,443)	65,000	65,000
Deutsche Bank Securities Inc., (0.12%, dated 4/24/12, due 5/1/12; proceeds $135,003; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 5.00% due 4/1/27 - 3/1/42; valued at $139,247)	135,000	135,000

	Face Amount (000)	Value (000)
Deutsche Bank Securities Inc., (0.17%, dated 4/25/12, due 5/2/12; proceeds $75,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.67% due 4/1/41; Federal National Mortgage Association 3.80% - 5.00% due 8/1/25 - 1/1/40; valued at $77,370)	$75,000	$75,000
Deutsche Bank Securities Inc., (0.21%, dated 4/30/12, due 5/1/12; proceeds $704,464; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% - 6.50% due 8/1/24 - 4/1/42; valued at $725,544)	704,460	704,460
Deutsche Bank Securities Inc., (0.51%, dated
4/30/12, due 5/1/12; proceeds $130,002;
fully collateralized by Common Stocks;
Coca-Cola Femsa SAB de CV; Ensco PLC;
Grupo Aeroportuario del Pacifico SAB de CV;
NetEase, Inc.; Petroleo Brasileiro SA; Teva
Pharmaceutical Industries Ltd.; WuXi
PharmaTech Cayman, Inc.; Convertible
Bonds; Alcoa, Inc. 5.25% due 3/15/14;
Amgen, Inc. 0.38% due 2/1/13; Chesapeake
Energy Corp. 2.75% due 11/15/35; Fidelity
National Financial, Inc. 4.25% due 8/15/18;
FTI Consulting, Inc. 3.75% due 7/15/12;
Health Care REIT, Inc. 3.00% due 12/1/29;
International Game Technology 3.25% due
5/1/14; Liberty Interactive LLC
3.25% - 3.50% due 1/15/31 - 3/15/31;
MGM Resorts International 4.25%
due 4/15/15; Old Republic International Corp.
8.00% due 5/15/12; Omnicare, Inc.
3.25% - 3.75% due 12/15/25 - 12/15/35;
ON Semiconductor Corp. 1.88% due
12/15/25; Penske Automotive Group, Inc.
3.50% due 4/1/26; Sotheby's 3.13%
due 6/15/13; United Rentals North America,
Inc. 1.88% due 10/15/23; and Convertible
Preferred Stocks; Aspen Insurance Holdings
Ltd.; Bunge Ltd.; Citigroup Capital VII;
Fifth Third Bancorp; Wachovia Preferred
Funding Corp.; valued at $145,233)	130,000	130,000
Goldman Sachs & Co., (0.12%, dated 4/24/12, due 5/1/12; proceeds $75,002; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.00% - 4.50% due 4/1/32 - 4/1/39; valued at $77,223)	75,000	75,000
Goldman Sachs & Co., (0.17%, dated 4/25/12, due 5/2/12; proceeds $100,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 12/1/40 - 4/1/42; Federal National Mortgage Association 3.50% - 5.50% due 1/1/26 - 4/1/40; valued at $103,002)	100,000	100,000
Goldman Sachs & Co., (0.17%, dated 4/26/12, due 5/3/12; proceeds $220,007; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 6.00% due 4/1/26 - 12/1/41; Federal National Mortgage Association 4.00% - 6.00% due 4/1/34 - 4/1/42; valued at $226,609)	220,000	220,000

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Goldman Sachs & Co., (0.20%, dated 4/30/12, due 5/1/12; proceeds $150,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.77% - 5.50% due 8/1/38 - 1/1/42; Federal National Mortgage Association 4.00% due 10/1/41; valued at $154,464)	$150,000	$150,000
HSBC Securities USA, (0.20%, dated 4/30/12, due 5/1/12; proceeds $100,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 4.00% due 2/1/32 - 4/1/42; valued at $103,307)	100,000	100,000
HSBC Securities USA, (0.20%, dated 4/30/12, due 5/1/12; proceeds $200,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.25% due 10/31/13; valued at $204,003)	200,000	200,000
JP Morgan Clearing Corp., (0.32%, dated
4/30/12, due 5/1/12; proceeds $295,003;
fully collateralized by Common Stocks;
Aaron's, Inc.; Acxiom Corp.; Advance Auto
Parts, Inc.; AGCo Corp.; Aircastle Ltd.;
Alaska Air Group, Inc.; Alliant Techsystems,
Inc.; Amedisys, Inc.; American Eagle
Outfitters, Inc.; American Science &
Engineering, Inc.; Ameristar Casinos, Inc.;
Analogic Corp.; AngloGold Ashanti Ltd.;
Anika Therapeutics, Inc.; Apogee Enterprises,
Inc.; Arkansas Best Corp.; Arlington Asset
Investment Corp.; ARM Holdings PLC;
ArthroCare Corp.; Aspen Technology, Inc.;
AVX Corp.; Babcock & Wilcox Co. (The);
BanCo de Chile; Baytex Energy Corp.;
Benchmark Electronics, Inc.; Berkshire
Hathaway, Inc.; Biglari Holdings, Inc.;
Brookfield Residential Properties, Inc.;
Brown & Brown, Inc.; BT Group PLC;
Buckeye Technologies, Inc.; Cal-Maine
Foods, Inc.; Canadian Natural Resources Ltd.;
Carpenter Technology Corp.; Celadon Group,
Inc.; Charles River Laboratories International,
Inc.; Chemtura Corp.; Chico's FAS, Inc.;
Children's Place Retail Stores, Inc. (The);
China Eastern Airlines Corp. Ltd.; China
Southern Airlines Co., Ltd.; China Telecom
Corp., Ltd.; China Unicom Hong Kong Ltd.;
Cia de Bebidas das Americas; Coca-Cola
Bottling Co. Consolidated; Columbia
Sportswear Co.; Commercial Metals Co.;
Con-way, Inc.; Copart, Inc.; Corn Products
International, Inc.; Covanta Holding Corp.;
Crane Co.; CSS Industries, Inc.; Cubic Corp.;
Cypress Semiconductor Corp.; Delhaize
Group SA; Diebold, Inc.; Dollar Thrifty
Automotive Group, Inc.; Domino's Pizza,
Inc.; Dycom Industries, Inc.; Elan Corp.
PLC; Embotelladora Andina SA; Emeritus
Corp.; Energizer Holdings, Inc.; Ensco PLC;
Fair Isaac Corp.; Fairchild Semiconductor
International, Inc.; Fly Leasing Ltd.; Foot
Locker, Inc.; Gaylord Entertainment Co.;

	Face Amount (000)	Value (000)
General Growth Properties, Inc.;
Genpact Ltd.; Georgia Gulf Corp.;
Global Payments, Inc.; GoldCorp, Inc.;
Greif, Inc.; Gruma SAB de CV; Grupo
Aeroportuario del Pacifico SAB de CV;
Hanover Insurance Group, Inc. (The);
Heartland Payment Systems, Inc.; Hill-Rom
Holdings, Inc.; HollyFrontier Corp.; IAMGOLD
Corp.; Industrias Bachoco SAB de CV;
Ingram Micro, Inc.; Insperity, Inc.;
InterContinental Hotels Group PLC;
Invacare Corp.; ITT Corp.; Kansas City
Southern; KBR, Inc.; Knight Transportation,
Inc.; KT Corp.; Kyocera Corp.; Lan Airlines
SA; Lear Corp.; LG Display Co., Ltd.; Luxottica
Group SpA; LyondellBasell Industries N.V.;
Manpower, Inc.; Martin Marietta Materials,
Inc.; McDermott International, Inc.; Medley
Capital Corp.; Mercury Computer Systems,
Inc.; MGM Resorts International; Mid-America
Apartment Communities, Inc.; Midas, Inc.;
Minerals Technologies, Inc.; Mohawk
Industries, Inc.; Movado Group, Inc.;
National Fuel Gas Co.; Natural Gas
Services Group, Inc.; NCR Corp.;
Nelnet, Inc.; Nippon Telegraph &
Telephone Corp.; NTT DoCoMo, Inc.;
Nu Skin Enterprises, Inc.; N.V. Energy, Inc.;
NVR, Inc.; Orbital Sciences Corp.; Oxford
Industries, Inc.; Panera Bread Co.; Penn
West Petroleum Ltd.; Plains Exploration &
Production Co.; Plantronics, Inc.; Potash Corp.
of Saskatchewan, Inc.; ProAssurance Corp.;
Progenics Pharmaceuticals, Inc.; Quality
Distribution, Inc.; Raymond James Financial,
Inc.; Robbins & Myers, Inc.; Rockwood
Holdings, Inc.; Royal Caribbean Cruises Ltd.;
Royal Dutch Shell PLC; Sanchez Energy Corp.;
Sauer-Danfoss, Inc.; Schiff Nutrition
International, Inc.; Schweitzer-Mauduit
International, Inc.; Senior Housing
Properties Trust; Shaw Group, Inc. (The);
Siemens AG; SolarWinds, Inc.; Solutia, Inc.;
SouFun Holdings Ltd.; Statoil ASA; TD
Ameritrade Holding Corp.; Teck Resources
Ltd.; Towers Watson & Co.; TransDigm Group,
Inc.; Trinity Industries, Inc.; Tupperware
Brands Corp.; UDR, Inc.; Ultrapar
Participacoes SA; Unifi, Inc.; URS Corp.;
Vail Resorts, Inc.; Valhi, Inc.; Validus
Holdings Ltd.; Vishay Intertechnology, Inc.;
Visteon Corp.; WABCO Holdings, Inc.;
Waddell & Reed Financial, Inc.; Warnaco
Group, Inc. (The); WellCare Health Plans,
Inc.; White Mountains Insurance Group Ltd.;
Willis Group Holdings PLC; valued
at $309,779)	$295,000	$295,000
JP Morgan Clearing Corp., (0.86%, dated
3/7/12, due 5/1/12; proceeds $310,407;
fully collateralized by Convertible Bonds;
Alliant Techsystems, Inc. 3.00%
due 8/15/24; Continental Airlines, Inc.
4.50% due 1/15/15; DR Horton, Inc.
2.00% due 5/15/14; EnerSys 3.38%

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
due 6/1/38; FTI Consulting, Inc. 3.75% due 7/15/12; General Cable Corp. 0.88% due 11/15/13; Leap Wireless International, Inc. 4.50% due 7/15/14; Leucadia National Corp. 3.75% due 4/15/14; Liberty Interactive LLC 3.25% - 4.00% due 11/15/29 - 3/15/31; Omnicare, Inc. 3.25% due 12/15/35; Penske Automotive Group, Inc. 3.50% due 4/1/26; Roper Industries, Inc. 1.48% due 1/15/34; Saks, Inc. 2.00% due 3/15/24; Sotheby's 3.12% due 6/15/13; Terex Corp. 4.00% due 6/1/15; tw telecom, Inc. 2.38% due 4/1/26; United States Steel Corp. 4.00% due 5/15/14; valued at $350,550)	$310,000	$310,000
Merrill Lynch Pierce Fenner, (0.31%, dated
4/30/12, due 5/1/12; proceeds
$220,002; fully collateralized by
Common Stocks; 7 Days Group Holdings
Ltd.; AbitibiBowater, Inc.; Acme Packet, Inc.;
Acorn Energy, Inc.; ADA-ES, Inc.; Affymax,
Inc.; Alleghany Corp.; Allied Nevada Gold
Corp.; America Movil SAB de CV; American
Capital Mortgage Investment Corp.;
American National Insurance Co.;
American Railcar Industries, Inc.;
Ampco-Pittsburgh Corp.; AngloGold
Ashanti Ltd.; Anika Therapeutics, Inc.;
Apco Oil and Gas International, Inc.;
Apollo Residential Mortgage, Inc.;
ArcelorMittal; Archer-Daniels-Midland Co.;
ASM International N.V.; Associated Estates
Realty Corp.; Assured Guaranty Ltd.;
AstraZeneca PLC; Atlantic Tele-Network,
Inc.; Atwood Oceanics, Inc.; AutoNavi
Holdings Ltd.; Avnet, Inc.; AVX Corp.;
Babcock & Wilcox Co. (The); Baidu, Inc.;
Ball Corp.; Banco Macro SA; BankUnited,
Inc.; Barclays PLC; Bassett Furniture
Industries, Inc.; BE Aerospace, Inc.;
Beacon Roofing Supply, Inc.; BHP Billiton
PLC; Big Lots, Inc.; Biglari Holdings, Inc.;
BP PLC; BRF - Brasil Foods SA; BroadVision,
Inc.; Brookfield Residential Properties, Inc.;
BT Group PLC; Cadence Design Systems,
Inc.; Calpine Corp.; Canon, Inc.; Capella
Education Co.; CareFusion Corp.; Carmike
Cinemas, Inc.; CBS Corp.; Celadon Group,
Inc.; Celgene Corp.; CGI Group, Inc.;
Changyou.com Ltd.; Chesapeake Energy
Corp.; Chicago Bridge & Iron Co. N.V.; China
Mobile Ltd.; China Petroleum & Chemical
Corp.; China Telecom Corp., Ltd.; China Yuchai
International Ltd.; ChipMOS TECHNOLOGIES
Bermuda Ltd.; Cia Cervecerias Unidas SA;
Cia de Minas Buenaventura SA; Cia de
Saneamento Basico do Estado de Sao
Paulo; Cie Generale de Geophysique - Veritas;
Citizens Republic BanCorp, Inc.; City
Telecom HK Ltd.; Clicksoftware
Technologies Ltd.; Collective Brands,
Inc.; Collectors Universe; Comfort
Systems USA, Inc.; Commercial Metals Co.;
CommonWealth REIT; Computer Sciences

	Face Amount (000)	Value (000)
Corp.; ConAgra Foods, Inc.; Constant
Contact, Inc.; Constellation Brands, Inc.;
CoreLogic, Inc.; Costamare, Inc.; Covanta
Holding Corp.; CPFL Energia SA; Credicorp
Ltd.; CreXus Investment Corp.; Crosstex
Energy LP; CSG Systems International, Inc.;
CSR PLC; Ctrip.com International Ltd.; Culp,
Inc.; Darling International, Inc.; Delhaize
Group SA; Denbury Resources, Inc.;
Desarrolladora Homex SAB de CV;
DFC Global Corp.; DISH Network Corp.;
Douglas Emmett, Inc.; Dr. Reddy's
Laboratories Ltd.; DST Systems, Inc.;
DSW, Inc.; Duke Realty Corp.; Dycom
Industries, Inc.; EchoStar Corp.; Education
Management Corp.; eHealth, Inc.; Elan
Corp. PLC; Elbit Systems Ltd.; Embotelladora
Andina SA; Emergent Biosolutions, Inc.;
Empresa Nacional de Electricidad SA;
Enersis SA; Ensco PLC; Erie Indemnity Co.;
EV Energy Partner LP; Exelon Corp.;
Exterran Partners LP; EZchip Semiconductor
Ltd.; Federal-Mogul Corp.; First Citizens
BancShares, Inc.; FirstService Corp.;
Flexsteel Industries, Inc.; Focus Media
Holding Ltd.; Gannett Co., Inc.; Genpact Ltd.;
Global Payments, Inc.; Gold Fields Ltd.; Gold
Resource Corp.; Grupo Aeroportuario del
Centro Norte Sab de CV; Grupo Aeroportuario
del Sureste SAB de CV; Grupo Televisa SAB;
Guangshen Railway Co., Ltd.; Halcon Resources
Corp.; Hardinge, Inc.; Harry Winston Diamond
Corp.; Hawaiian Telcom Holdco, Inc.; HDFC
Bank Ltd.; HealthSouth Corp.; Heidrick &
Struggles International, Inc.; Hingham
Institution for Savings; hiSoft Technology
International Ltd.; Home BanCorp, Inc.;
Home Inns & Hotels Management, Inc.;
Honda Motor Co., Ltd.; Hooker Furniture Corp.;
ICICI Bank Ltd.; ICON PLC; IDEX Corp.;
Innospec, Inc.; Integramed America, Inc.;
Interactive Brokers Group, Inc.;
InterContinental Hotels Group PLC;
International Speedway Corp.; InterXion
Holding N.V.; Intuitive Surgical, Inc.; Itron, Inc.;
ITT Educational Services, Inc.;
John B Sanfilippo & Son, Inc.;
John Wiley & Sons, Inc.; Kaiser Federal
Financial Group, Inc.; Kansas City Life
Insurance Co.; KAR Auction Services, Inc.;
Kaydon Corp.; Kemper Corp.; Kenneth
Cole Productions, Inc.; KT Corp.; Lan Airlines
SA; Las Vegas Sands Corp.; Lennar Corp.;
Liberty Property Trust; LogMeIn, Inc.;
Luxottica Group SpA; LyondellBasell
Industries N.V.; Madison Square Garden Co.
(The); Magnachip Semiconductor Corp.;
Mantech International Corp.; Martin Marietta
Materials, Inc.; MeadWestvaco Corp.;
Mediware Information Systems; Mellanox
Technologies Ltd.; MercadoLibre, Inc.;
Metals USA Holdings Corp.; MetroCorp
Bancshares, Inc.; MGM Resorts International;
Microsemi Corp.; Middleburg Financial Corp.;

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Mindray Medical International Ltd.; Mobile
Telesystems OJSC; Molycorp, Inc.; Mosaic
Co. (The); MYR Group, Inc.; Myriad Genetics,
Inc.; NASB Financial, Inc.; National Beverage
Corp.; National CineMedia, Inc.; National
Financial Partners Corp.; National Research
Corp.; New Oriental Education & Technology
Group; News Corp.; Nippon Telegraph &
Telephone Corp.; Northrim BanCorp, Inc.;
Nutrisystem, Inc.; Ocean Rig UDW, Inc.;
Oil-Dri Corp. of America; Old Republic
International Corp.; OM Group, Inc.;
OmniVision Technologies, Inc.; Pacific
Capital Bancorp NA; Pacira Pharmaceuticals,
Inc.; Parametric Technology Corp.; Patrick
Industries, Inc.; Perfect World Co., Ltd.;
Petrobras Argentina SA; Petroleo Brasileiro
SA; PF Chang's China Bistro, Inc.;
PhotoMedex, Inc.; Pinnacle Entertainment, Inc.;
POSCO; Preferred Bank/Los Angeles CA;
Presidential Life Corp.; Primerica, Inc.;
Primus Telecommunications Group, Inc.;
Provident Financial Holdings, Inc.; QIAGEN N.V.;
Qihoo 360 Technology Co., Ltd.;
Ramco-Gershenson Properties Trust;
Randgold Resources Ltd.; Red Robin
Gourmet Burgers, Inc.; Regal-Beloit Corp.;
Research In Motion Ltd.; Rock-Tenn Co.;
Rocky Brands, Inc.; Ross Stores, Inc.;
Royal Caribbean Cruises Ltd.; Royal
Dutch Shell PLC; Royal Gold, Inc.;
Safety Insurance Group, Inc.; Sagent
Pharmaceuticals, Inc.; Sanofi; Sasol Ltd.;
Seaspan Corp.; Service Corp. International;
Shinhan Financial Group Co., Ltd.; SI
Financial Group, Inc.; Silicom Ltd.; Silicon
Motion Technology Corp.; Silver Standard
Resources, Inc.; Sinclair Broadcast Group,
Inc.; SK Telecom Co., Ltd.; SM Energy Co.;
Smith & Nephew PLC; Sociedad Quimica y
Minera de Chile SA; Spreadtrum
Communications, Inc.; Stage Stores, Inc.;
StanCorp Financial Group, Inc.; Standard
Parking Corp.; Stantec, Inc.; Steinway
Musical Instruments, Inc.; Sturm, Ruger & Co.,
Inc.; Sunstone Hotel Investors, Inc.; Synageva
BioPharma Corp.; Syneron Medical Ltd.; Taro
Pharmaceuticals Industries Ltd.; Teavana
Holdings, Inc.; Techne Corp.; Tejon Ranch Co.;
Telecom Argentina SA; Teleflex, Inc.;
Telefonica SA; Telekomunikasi Indonesia
Persero Tbk PT; Telephone & Data Systems,
Inc.; TELUS Corp.; Tenaris SA; Ternium SA;
Tessco Technologies, Inc.; Tessera
Technologies, Inc.; Teva Pharmaceutical
Industries Ltd.; TGC Industries, Inc.;
Thoratec Corp.; Tim Participacoes SA;
Titanium Metals Corp.; TiVo, Inc.; Total SA;
Total System Services, Inc.; Toyota Motor
Corp.; Travelzoo, Inc.; Trinity Industries, Inc.;
Tudou Holdings Ltd.; Tyco International Ltd.;
UFP Technologies, Inc.; Ultrapar Participacoes
SA; United Fire Group, Inc.; United Rentals, Inc.;

	Face Amount (000)	Value (000)
Vale SA; Velti PLC; VF Corp.; Viacom,
Inc.; VimpelCom Ltd.; Vishay Precision
Group, Inc.; Vodafone Group PLC; Walter
Investment Management Corp.; West Coast
Bancorp; Western Digital Corp.; Westlake
Chemical Corp.; Williams-Sonoma, Inc.;
Willis Lease Finance Corp.; Woori Finance
Holdings Co., Ltd.; WPP PLC; WuXi AppTec
Co., Ltd.; Yandex N.V.; Youku, Inc.; YPF SA;
and Preferred Stocks; Aegon N.V.;
Allied Capital Corp.; Ally Financial, Inc.;
BRE Properties, Inc.; Citigroup Capital VII;
Citigroup Capital XI; Endurance Specialty
Holdings Ltd.; FelCor Lodging Trust, Inc.;
Hersha Hospitality Trust; HSBC USA, Inc.;
ING Groep N.V.; Kimco Realty Corp.;
MetLife, Inc.; Morgan Stanley Capital Trust IV;
Morgan Stanley Capital Trust VI;
Morgan Stanley Capital Trust VII; MPG Office
Trust, Inc.; PartnerRe Ltd.; Phoenix
Companies, Inc. (The); PNC Capital Trust E;
Public Storage; RBS Capital Funding Trust VII;
Realty Income Corp.; SLM Corp.; UBS
Preferred Funding Trust IV; Wachovia
Preferred Funding Corp.; Wells Fargo
Capital IX; Wells Fargo Capital XI; Xcel
Energy, Inc.; valued at $231,000)	$220,000	$220,000
Merrill Lynch Pierce Fenner, (0.56%, dated
4/30/12, due 5/1/12; proceeds $100,002;
fully collateralized by Common Stocks;
7 Days Group Holdings Ltd.; America
Movil SAB de CV; Baidu, Inc.; BP PLC;
Canon, Inc; Chicago Bridge & Iron Co. N.V.;
China Mobile Ltd.; Ctrip.com International
Ltd.; Ensco PLC; Green Dot Corp.; Grupo
Televisa SAB; InterContinental Hotels Group
PLC; Medicines Co. (The); Mobile
Telesystems OJSC; Petroleo Brasileiro
SA; Reliance Steel & Aluminum Co.; SK
Telecom Co., Ltd.; Tech Data Corp.; Teva
Pharmaceutical Industries Ltd.; Vale SA;
Vishay Intertechnology, Inc.; Convertible
Bonds; Amgen, Inc. 0.38% due 2/1/13;
Lennar Corp. 2.75% due 12/15/20;
Liberty Interactive LLC 3.13% due 3/30/23;
Medtronic, Inc. 1.63% due 4/15/13;
Convertible Preferred Stocks; Aspen
Insurance Holdings Ltd.; Bunge Ltd.;
Fifth Third Bancorp; Omnicare Capital
Trust II; Wells Fargo & Co.; and Preferred
Stocks; Ally Financial, Inc.; BRE Properties,
Inc.; FelCor Lodging Trust, Inc.; MPG Office
Trust, Inc.; valued at $109,278)	100,000	100,000
Merrill Lynch Pierce Fenner, (0.59%, dated
4/16/12, due 5/1/12; proceeds $175,043;
fully collateralized by Common Stocks;
7 Days Group Holdings Ltd.; America
Movil SAB de CV; Canon, Inc.; Chicago
Bridge & Iron Co. N.V.; Ensco PLC; Mobile
Telesystems OJSC; Petroleo Brasileiro SA;
Convertible Bonds; Alliant Techsystems, Inc.
3.00% due 8/15/24; Amgen, Inc. 0.38%
due 2/1/13; Chesapeake Energy Corp.
2.25% due 12/15/38; DR Horton, Inc.
2.00% due 5/15/14; Ford Motor Co.
4.25% due 11/15/16; Health Care REIT, Inc.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
3.00% - 4.75% due 7/15/27 - 12/1/29;
Iconix Brand Group, Inc. 1.88% due 6/30/12;
Intel Corp. 3.25% due 8/1/39; International
Game Technology 3.25% due 5/1/14; Leap
Wireless International, Inc. 4.50% due
7/15/14; Lennar Corp. 2.00% - 3.25% due
12/1/20 - 11/15/21; Liberty Interactive LLC
3.13% due 3/30/23; MGM Resorts
International 4.25% due 4/15/15;
Medtronic, Inc. 1.63% due 4/15/13;
Old Republic International Corp. 8.00%
due 5/15/12; Omnicare, Inc. 3.25% due
12/15/35; ON Semiconductor Corp. 1.88%
due 12/15/25; Owens-Brockway Glass
Container, Inc. 3.00% due 6/1/15; PHH
Corp. 6.00% due 6/15/17; Sotheby's
3.13% due 6/15/13; Stewart Enterprises,
Inc. 3.13% due 7/15/14; a Convertible
Preferred Stock; Aspen Insurance Holdings
Ltd.; and a Preferred Stock; MPG Office
Trust, Inc.; valued at $196,060)	$175,000	$175,000
Societe Generale, (0.19%, dated 4/30/12, due 5/1/12; proceeds $150,001; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 4.00% due 4/15/41; and U.S. Government Obligations; U.S Treasury Notes 0.13% - 3.00% due 4/15/16 - 9/30/16; valued at $153,082)	150,000	150,000
Societe Generale, (0.20%, dated 4/30/12, due 5/1/12; proceeds $1,175,007; fully collateralized by U.S Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 4.50% due 11/1/25 - 8/1/40; Federal National Mortgage Association 3.50% - 5.50% due 7/1/21 - 12/1/41; valued at $1,210,338)	1,175,000	1,175,000
Societe Generale, (0.22%, dated 4/30/12, due 5/1/12; proceeds $130,001; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 4.00% due 4/15/41; valued at $134,397)	130,000	130,000
TD Securities USA, (0.14%, dated 4/26/12, due 5/3/12; proceeds $10,000; fully collateralized by a U.S. Government Obligation, U.S. Treasury Strip Zero Coupon due 4/4/13; valued at $10,200)	10,000	10,000
TD Securities USA, (0.24%, dated 4/30/12, due 5/1/12; proceeds $100,001; fully collateralized by Corporate Bonds; Deutsche Bank AG 6.00% due 9/1/17; Goldman Sachs Group, Inc. (The) 5.35% due 1/15/15; Verizon Communications, Inc. 3.50% - 5.85% due 11/1/21 - 9/15/35; and a U.S. Government Obligation; U.S. Treasury Note 1.25% due 4/30/19; valued at $104,921)	100,000	100,000
UBS Securities LLC, (0.20%, dated 4/30/12, due 5/1/12; proceeds $500,003; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.25% due 4/30/14; valued at $510,000)	500,000	500,000

	Face Amount (000)	Value (000)
UBS Securities LLC, (0.21%, dated 4/30/12, due 5/1/12; proceeds $170,001; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% - 5.50% due 12/1/31 - 10/1/41; valued at $174,938)	$170,000	$170,000
Wells Fargo Securities LLC, (0.22%, dated 4/30/12, due 5/1/12; proceeds $200,001; fully collateralized by U.S. Government Agencies; Federal Farm Credit Bank 1.05% due 3/28/16; Federal Home Loan Bank 0.35% - 1.27% due 10/15/13 - 3/2/17; Federal Home Loan Mortgage Corporation 0.50% due 10/15/13 - 9/19/14; Federal Home Loan Mortgage Corporation Discount Note Zero Coupon due 7/16/12 - 1/4/13; Federal National Mortgage Association 4.38% due 9/15/12; and a U.S. Government Obligation; U.S. Treasury Note 2.63% due 12/31/14; valued at $204,034)	200,000	200,000
Wells Fargo Securities LLC, (0.26%, dated
4/30/12, due 5/1/12; proceeds $480,003;
fully collateralized by Corporate Bonds; Aflac,
Inc. 6.90% due 12/17/39; Allegheny Energy
Supply Co. LLC 6.75% due 10/15/39;
Allergan, Inc. 5.75% due 4/1/16; Allstate
Corp. (The) 5.20% - 6.13% due
12/15/32 - 5/15/67; Altria Group, Inc.
4.13% due 9/11/15; American Express
Credit Corp. 2.80% - 7.30% due
8/20/13 - 9/19/16; Anglo American Capital
PLC 2.63% due 4/3/17; Anheuser-Busch
InBev Worldwide, Inc. 0.76% - 3.00% due
10/15/12 - 7/14/14; Apache Corp. 3.63%
due 2/1/21; ArcelorMittal 3.75% due 8/5/15;
Archer-Daniels-Midland Co. 5.77% due 3/1/41;
Atmos Energy Corp. 5.50% due 6/15/41;
BAE Systems PLC 4.75% due 10/11/21;
Bank of New York Mellon Corp. (The)
1.70% - 4.60% due 11/24/14 - 1/15/20;
Bank One Corp. 5.25% due 1/30/13;
BB&T Corp. 4.75% due 10/1/12;
Bear Stearns Cos LLC (The) 5.70% - 7.25%
due 11/15/14 - 2/1/18; Becton
Dickinson and Co. 1.75% due 11/8/16;
Burlington Northern Santa Fe LLC
3.60% - 4.10% due 9/1/20 - 6/1/21;
Camden Property Trust 5.88% due
11/30/12; Canadian National Railway Co.
6.20% due 6/1/36; Canadian Pacific
Railway Co. 5.75% - 7.13% due
10/15/31 - 5/15/37; Carolina Power &
Light Co. 8.63% due 9/15/21; Cellco
Partnership/Verizon Wireless Capital LLC
7.38% due 11/15/13; Cenovus Energy, Inc.
6.75% due 11/15/39; CenterPoint Energy
Resources Corp. 5.85% due 1/15/41;
Chubb Corp. (The) 6.38% - 6.50%
due 4/15/37 - 5/15/38; Cigna Corp.
4.00% due 2/15/22; Cliffs Natural
Resources, Inc. 5.90% due 3/15/20;
CNA Financial Corp. 7.25% due
11/15/23; Coca-Cola Co. (The)

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
3.30% due 9/1/21; Coca-Cola Enterprises,
Inc. 1.13% due 11/12/13; Comcast Cable
Communications Holdings, Inc. 8.38% due
3/15/13; Comcast Corp. 6.40% due
5/15/38; Comerica, Inc. 3.00% due
9/16/15; ConocoPhillips 4.75% due
10/15/12; COX Communications, Inc.
6.95% due 6/1/38; CSX Corp.
6.15% - 6.22% due 5/1/37 - 4/30/40;
Daimler Finance North America LLC 1.95%
due 3/28/14; DCP Midstream LLC 4.75%
due 9/30/21; Digital Realty Trust LP 5.88%
due 2/1/20; DIRECTV Holdings
LLC/DIRECTV Financing Co., Inc.
3.13% - 3.80% due 2/15/16 - 3/15/22;
Dover Corp. 5.38% due 3/1/41; Dow
Chemical Co. (The) 9.40% due 5/15/39;
eBay, Inc. 0.88% due 10/15/13; Ecolab,
Inc. 4.35% due 12/8/21; Ensco PLC
4.70% due 3/15/21; Enterprise Products
Operating LLC 5.75% due 3/1/35; ERP
Operating LP 4.75% due 7/15/20;
Everest Reinsurance Holdings, Inc.
6.60% due 5/1/67; Exelon Generation Co.
LLC 6.20% due 10/1/17; Fifth Third Bank
4.75% due 2/1/15; Fiserv, Inc. 4.63% due
10/1/20; Florida Power & Light Co. 5.25%
due 2/1/41; General Electric Capital Corp.
2.25% - 5.63% due 11/9/15 - 1/7/21;
General Electric Co. 5.00% due 2/1/13;
Georgia Power Co. 5.95% due 2/1/39;
Goldman Sachs Group, Inc. (The)
5.13% - 5.45% due 11/1/12 - 1/15/15;
Hartford Financial Services Group, Inc.
6.10% due 10/1/41; HCP, Inc. 3.75%
due 2/1/19; Hewlett-Packard Co. 4.50%
due 3/1/13; HSBC Finance Capital
Trust IX 5.91% due 11/30/35; HSBC
Finance Corp. 6.38% due 11/27/12;
Indiana Michigan Power Co. 6.05%
due 3/15/37; Intel Corp. 1.95%
due 10/1/16; International Business
Machines Corp. 1.95% - 4.75% due
11/29/12 - 11/1/21; International Paper
Co. 6.00% due 11/15/41; Jersey Central
Power & Light Co. 6.40% due 5/15/36;
John Deere Capital Corp. 1.88% - 5.75%
due 1/15/13 - 9/10/18;
JPMorgan Chase & Co. 3.70% - 6.00%
due 1/20/15 - 10/15/20; Kimco Realty Corp.
4.30% due 2/1/18; Koninklijke KPN N.V.
8.38% due 10/1/30; Kraft Foods, Inc.
6.25% - 6.88% due 6/1/12 - 1/26/39;
Liberty Mutual Group, Inc. 6.50% - 7.00%
due 3/15/34 - 3/15/35; Lincoln National
Corp. 6.15% due 4/7/36; Loews Corp.
6.00% due 2/1/35; Macy's Retail Holdings,
Inc. 6.90% due 4/1/29; Massachusetts
Mutual Life Insurance Co. 5.63% due
5/15/33; McDonald's Corp. 6.30% due
10/15/37; Mellon Funding Corp. 0.65%
due 5/15/14; Merrill Lynch & Co., Inc.
1.14% - 5.45% due 2/5/13 - 12/1/26;

	Face Amount (000)	Value (000)
MetLife, Inc. 5.70% due 6/15/35;
Microsoft Corp. 4.20% due 6/1/19;
MidAmerican Energy Holdings Co.
6.13% due 4/1/36; Morgan Stanley
6.00% due 5/13/14; NBCUniversal Media
LLC 4.38% due 4/1/21; New York Life
Global Funding 1.65% due 5/15/17;
News America, Inc. 5.56% - 6.15% due
8/15/20 - 3/1/37; Noble Holding
International Ltd. 5.25% due 3/15/42;
Occidental Petroleum Corp. 1.45% due
12/13/13; OnCor Electric Delivery Co.
LLC 5.95% due 9/1/13; Oracle Corp.
6.13% due 7/8/39; Pacific Gas &
Electric Co. 4.45% due 4/15/42;
Panhandle Eastern Pipeline Co. LP
6.20% due 11/1/17; Pepco Holdings, Inc.
7.45% due 8/15/32; PepsiCo, Inc.
2.75% - 5.50% due 2/15/13 - 11/1/40;
Petro-Canada 6.80% due 5/15/38;
Petronas Capital Ltd. 7.00% due 5/22/12;
Phillips 66 4.30% due 4/1/22; Plains All
American Pipeline LP/PAA Finance Corp.
6.50% due 5/1/18; Potash Corp. of
Saskatchewan, Inc. 5.88% due 12/1/36;
Potomac Electric Power Co. 3.05% due
4/1/22; Principal Financial Group, Inc.
8.88% due 5/15/19; Province of Ontario
Canada 1.88% due 11/19/12; Prudential
Financial, Inc. 4.50% due 11/16/20;
Raytheon Co. 3.13% due 10/15/20;
Reinsurance Group of America, Inc.
6.75% due 12/15/65; Rogers
Communications, Inc. 6.80% due
8/15/18; Royal Bank of Scotland PLC
(The) 4.38% due 3/16/16; Santander
Holdings USA, Inc. 4.63% due 4/19/16;
Schlumberger Norge AS 1.95% due
9/14/16; SeaRiver Maritime
Financial Holdings, Inc. Zero Coupon
due 9/1/12; Shell International Finance
BV 6.38% due 12/15/38; Simon Property
Group LP 4.13% - 5.65% due
2/1/20 - 12/1/21; South Carolina Electric &
Gas Co. 6.05% due 1/15/38; Southern
California Edison Co. 4.05% - 5.50%
due 8/15/18 - 3/15/42; SouthTrust Bank
4.75% due 3/1/13; Statoil ASA 7.75%
due 6/15/23; TCI Communications, Inc.
8.75% due 8/1/15; Time Warner Cable,
Inc. 4.00% - 7.50% due 4/1/14 - 9/1/21;
Time Warner, Inc. 4.00% - 10.15% due
5/1/12 - 1/15/22; Toyota Motor Credit
Corp. 2.05% due 1/12/17; TransCanada
PipeLines Ltd. 7.63% due 1/15/39; UDR,
Inc. 8.50% due 9/15/24; Union Pacific Corp.
6.25% due 5/1/34; United Technologies Corp.
6.05% due 6/1/36; UnitedHealth Group, Inc.
4.88% - 6.63% due 11/15/12 - 11/15/37;
USB Capital XIII Trust 6.63% due 12/15/39;
Verizon Communications, Inc. 1.25% - 5.50%
due 4/15/13 - 4/1/17; Vodafone Group PLC
4.15% due 6/10/14; Wal-Mart Stores, Inc.
6.50% due 8/15/37; Walt Disney Co. (The)

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
2.55% due 2/15/22; Waste Management, Inc. 6.38% due 3/11/15; Weatherford International Ltd. 6.75% - 9.88% due 3/1/39 - 9/15/40; Williams Cos, Inc. (The) 7.88% due 9/1/21; XL Group Plc 6.38% due 11/15/24; Xstrata Finance Canada Ltd. 3.60% due 1/15/17; valued at $504,000)	$480,000	$480,000
Wells Fargo Securities LLC, (0.36%, dated 4/30/12, due 5/1/12; proceeds $90,001; fully collateralized by Corporate Bonds; Allstate Life Global Funding Trusts 5.38% due 4/30/13; General Electric Capital Corp. 3.75% due 11/14/14; Newmont Mining Corp. 6.25% due 10/1/39; Principal Life Income Funding Trusts 5.30% due 4/24/13; Protective Life Corp. 8.45% due 10/15/39; Prudential Financial, Inc. 6.63% due 12/1/37; Viasystems, Inc. 12.00% due 1/15/15; Weatherford International Ltd. 6.00% due 3/15/18; valued at $94,691)	90,000	90,000
Total Repurchase Agreements (Cost $8,672,460)		8,672,460
Tax-Exempt Instruments (11.6%)
Closed-End Investment Company (0.2%)
Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT)
0.40%, 5/5/41 (b)	35,000	35,000
Daily Variable Rate Bond (0.1%)
Indiana Finance Authority, Indiana University Health Obligated Group Ser 2011 K (Taxable)
0.25%, 3/1/33	20,375	20,375
Weekly Variable Rate Bonds (11.3%)
Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge 2001 Ser A
0.20%, 4/1/36	93,600	93,600
2007 Ser A-1
0.25%, 4/1/47	36,800	36,800
California Educational Facilities Authority, California Institute of Technology 2006 Ser B
0.20%, 10/1/36	20,000	20,000
California Housing Finance Agency, Multifamily Ser 2000 C (AMT)
0.24%, 2/1/33	30,580	30,580
Colorado Housing & Finance Authority,
Multi-Family Class I 2006 Ser A-1 (Taxable)
0.20%, 10/1/36	40,750	40,750
Single Family Mortgage Class I 2003 Ser B-3 (AMT)
0.23%, 11/1/26	42,500	42,500
Single Family Mortgage Class I 2007 Ser B-2 (AMT)
0.25%, 5/1/38	25,000	25,000
Denver Public Schools, CO, Ser 2011 A-1 COPs (Taxable)
0.20%, 12/15/37	11,600	11,600

	Face Amount (000)	Value (000)
East Bay Municipal Utility District, CA,
Water System Sub Refg Ser 2008 A-2
0.23%, 6/1/38	$32,520	$32,520
Water System Sub Refg Ser 2008 A-3
0.23%, 6/1/38	40,230	40,230
Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group Ser 2005 G
0.22%, 11/15/35	44,425	44,425
Illinois Finance Authority, Northwestern Memorial Hospital Ser 2007 A-4
0.23%, 8/15/42	10,345	10,345
Kansas Department of Transportation,
Highway Ser 2002 C-1
0.22%, 9/1/19	23,600	23,600
Highway Ser 2002 C-2
0.22%, 9/1/19	26,400	26,400
Highway Ser 2004 C-2
0.25%, 9/1/22	16,215	16,215
Highway Ser 2008 A-2
0.20%, 9/1/14	28,560	28,560
Highway Ser 2008 A-5
0.20%, 9/1/15	26,250	26,250
Los Angeles Department of Water & Power, CA, Power System 2001 Ser B Subser B-5
0.23%, 7/1/34	32,000	32,000
Loudoun County Industrial Development Authority, VA,
Howard Hughes Medical Institute Ser 2003 A
0.20%, 2/15/38	30,915	30,915
Howard Hughes Medical Institute Ser 2003 D
0.20%, 2/15/38	16,200	16,200
Massachusetts Development Finance Agency, Partners HealthCare System, Inc., Ser 2011 K-2
0.18%, 7/1/46	44,000	44,000
Massachusetts Health & Educational Facilities Authority, Partners HealthCare System 2009 Ser I-1
0.23%, 7/1/44	25,600	25,600
Massachusetts Water Resources Authority, Gen Ser 2008 F
0.18%, 8/1/29	50,000	50,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, TN,
Vanderbilt University Ser 2000 A
0.23%, 10/1/30	6,025	6,025
Vanderbilt University Ser 2005 A-2
0.20%, 10/1/44	12,000	12,000
Michigan Finance Authority, Unemployment Obligation Assessment Ser 2011
0.27%, 7/1/14	53,400	53,400
Michigan State University, Ser 2000 A
0.23%, 8/15/30	25,935	25,935

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (cont'd)
Minnesota Housing Finance Agency, Residential Housing Finance 2007 Ser J (Taxable)
0.21%, 7/1/38	$9,220	$9,220
New Hampshire Health & Education Facilities Authority,
Dartmouth College Ser 2002
0.23%, 6/1/32	36,260	36,260
Dartmouth College Ser 2003
0.23%, 6/1/23	49,735	49,735
New York City Housing Development Corporation, NY, Gold Street 2006 Ser A
0.23%, 4/15/36	45,900	45,900
New York City Transitional Finance Authority, NY, Future Tax Fiscal 1999 2nd Ser Subser A-2
0.23%, 11/15/27	44,300	44,300
Future Tax Fiscal 2001 Ser A
0.26%, 2/15/30	51,450	51,450
New York City, NY, Fiscal 2010 Subser G-4
0.22%, 3/1/39	100,000	100,000
New York State Dormitory Authority,
City University System Cons 5th Ser 2008 D
0.22%, 7/1/31	24,400	24,400
Mental Health Services Facilities Ser 2003D-2F
0.23%, 2/15/31	30,000	30,000
Rockefeller University Ser 2009 B
0.23%, 7/1/40	32,750	32,750
New York State Housing Finance Agency,
Clinton Green North Ser 2006 A (AMT)
0.23%, 11/1/38	34,000	34,000
Related-Taconic West 17th Street Ser 2009 A
0.21%, 5/15/39	25,000	25,000
Tower 31 Ser 2005 A
0.23%, 11/1/36	51,400	51,400
North Carolina Medical Care Commission, Novant Health Obligated Group Ser 2004 A
0.28%, 11/1/34	76,650	76,650
Orlando Utilities Commission, FL, Utility System Ser 2008-1
0.20%, 10/1/33	52,000	52,000
Pennsylvania Housing Finance Agency, Single Family Mortgage Ser 2004-81C (AMT)
0.26%, 10/1/34	20,855	20,855
Riverside County Transportation Commission, CA, Sales Tax Ser 2009 A
0.25%, 6/1/29	38,140	38,140
Sacramento Transportation Authority, CA, Measure A Sales Tax Ser 2009 A
0.19%, 10/1/38	75,000	75,000
San Francisco City & County, CA, San Francisco International Airport Second Ser 2010 A-1 (AMT)
0.22%, 5/1/30	43,000	43,000
Santa Clara Valley Transportation Authority, CA, Measure A Sales Tax Ser 2008 B
0.22%, 4/1/36	44,300	44,300

	Face Amount (000)	Value (000)
South Dakota Housing Development Authority, Homeownership Mortgage Ser 2008 C (AMT)
0.25%, 5/1/39	$45,000	$45,000
Triborough Bridge & Tunnel Authority, NY, Ser 2002 F
0.25%, 11/1/32	22,545	22,545
University of Massachusetts Building Authority, Senior Ser 2011-1
0.20%, 11/1/34	88,110	88,110
University of Texas Regents, Financing System Ser 2008 B
0.16%, 8/1/16	20,460	20,460
0.20%, 5/3/12	63,180	63,180
Utah Housing Corporation,
Single Family Mortgage Class I 2008 Ser A-1 (AMT)
0.27%, 7/1/39	16,450	16,450
Ser C-1 (AMT)
0.27%, 7/1/39	11,325	11,325
Single Family Mortgage Class I 2009 Ser A
0.24%, 7/1/38	27,000	27,000
Single Family Mortgage Class I 2009 Ser B
0.24%, 1/1/39	18,185	18,185
Wake County, NC,
Public Improvement Ser 2003 C
0.21%, 5/3/12	14,160	14,160
School Ser 2007 B
0.21%, 3/1/24	14,800	14,800
Wisconsin Housing & Economic Development Authority, Home Ownership Ser 2004 E (AMT)
0.23%, 9/1/35	34,800	34,800
		2,105,825
Total Tax-Exempt Instruments (Cost $2,161,200)		2,161,200
Total Investments (100.0%) (Cost $18,714,200)		18,714,200
Other Assets in Excess of Liabilities (0.0%) (c)		421
Net Assets (100.0%)		$18,714,621

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Amount is less than 0.05%.

AMT  Alternative Minimum Tax.

COPs  Certificates of Participation.

REIT  Real Estate Investment Trust.

VRDP  Variable Rate Demand Preferred.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's investments as of April 30, 2012. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$3,198,500	$—	$3,198,500
Commercial Paper	—	2,408,369	—	2,408,369
Floating Rate Notes	—	2,273,671	—	2,273,671
Repurchase Agreements	—	8,672,460	—	8,672,460
Tax-Exempt Instruments
Closed-End Investment Company	—	35,000	—	35,000
Daily Variable Rate Bond	—	20,375	—	20,375
Weekly Variable Rate Bonds	—	2,105,825	—	2,105,825
Total Tax-Exempt Instruments	—	2,161,200	—	2,161,200
Total Assets	$—	$18,714,200	$—	$18,714,200

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of April 30, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	46.3%
Certificates of Deposit	17.1
Commercial Paper	12.9
Floating Rate Notes	12.1
Tax-Exempt Instruments	11.6
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments

Government Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (4.7%)
Federal Farm Credit Bank,
0.33%, 6/25/12 (a)	$45,000	$44,992
0.39%, 9/14/12 (a)	48,500	48,496
Federal Home Loan Bank,
0.19%, 10/25/12 (a)	78,000	77,992
0.28%, 9/10/12 (a)	45,000	45,010
Federal Home Loan Mortgage Corporation
1.75%, 6/15/12	85,192	85,366
Federal National Mortgage Association
0.14%, 1/2/13	190,000	189,818
Total U.S. Agency Securities (Cost $491,674)		491,674
Repurchase Agreements (95.3%)
ABN Amro Securities (USA) LLC, (0.21%, dated 4/30/12, due 5/1/12; proceeds $300,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Bank 1.38% - 1.42% due 3/28/14 - 9/12/14; Federal Home Loan Mortgage Corporation 1.75% - 5.50% due 1/26/15 - 2/1/42; Federal National Mortgage Association 3.50% - 6.50% due 2/1/20 - 11/1/41; valued at $308,772)	300,000	300,000
Bank of Montreal, (0.18%, dated 4/30/12, due 5/1/12; proceeds $100,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.25% due 3/15/14; valued at $102,156)	100,000	100,000
Bank of Montreal, (0.18%, dated 4/30/12, due 5/1/12; proceeds $175,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.25% due 3/31/14; valued at $178,037)	175,000	175,000
Bank of Nova Scotia, (0.18%, dated 4/30/12, due 5/1/12; proceeds $315,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 1.25% - 1.88% due 2/28/14 - 4/30/19; valued at $321,273)	315,000	315,000
Bank of Nova Scotia, (0.21%, dated 1/17/12, due 1/11/13; proceeds $400,840; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 4.50% due 12/1/26 - 1/1/42; Federal National Mortgage Association 3.00% - 5.00% due 11/1/25 - 1/1/42; valued at $414,929) (Demand 5/7/12)	400,000	400,000
Bank of Nova Scotia, (0.21%, dated 4/30/12, due 5/1/12; proceeds $1,100,006; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 5.00% due 7/1/39 - 4/1/42; Federal National Mortgage Association 3.50% - 5.00% due 1/1/26 - 4/1/42; Government National Mortgage Association 4.00% due 4/20/41; valued at $1,133,325)	1,100,000	1,100,000

	Face Amount (000)	Value (000)
Barclays Capital, Inc., (0.17%, dated 4/25/12, due 5/2/12; proceeds $145,005; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 2.11% - 3.24% due 4/20/27 - 10/20/61; valued at $149,423)	$145,000	$145,000
Barclays Capital, Inc., (0.17%, dated 4/30/12, due 5/1/12; proceeds $150,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 6.13% due 11/15/27; U.S. Treasury Note 1.50% due 6/30/16; valued at $153,380)	150,000	150,000
BNP Paribas Securities Corp., (0.18%, dated 4/30/12, due 5/1/12; proceeds $165,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 1.13% - 2.50% due 12/15/12 - 3/31/13; valued at $168,704)	165,000	165,000
BNP Paribas Securities Corp., (0.21%, dated 4/30/12, due 5/1/12; proceeds $235,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.30% - 2.64% due 4/1/42; Federal National Mortgage Association 2.34% - 3.18% due 1/1/37 - 6/1/41; valued at $241,968)	235,000	235,000
Citibank NA, (0.20%, dated 4/30/12, due 5/1/12; proceeds $400,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.45% - 6.01% due 8/1/19 - 12/1/41; Federal National Mortgage Association 2.15% - 6.20% due 8/1/19 - 5/1/42; valued at $412,000) (See Note H)	400,000	400,000
Credit Agricole CIB, (0.17%, dated 4/30/12, due 5/1/12; proceeds $215,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 4.50% due 5/15/38; valued at $219,495)	215,000	215,000
Credit Agricole CIB, (0.21%, dated 4/30/12, due 5/1/12; proceeds $450,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.50% due 8/1/14; Federal National Mortgage Association 5.00% due 2/1/36 - 7/1/40; and a U.S. Government Obligation; U.S. Treasury Note 0.13% due 12/31/13; valued at $462,165)	450,000	450,000
Credit Suisse Securities USA, (0.20%, dated 4/10/12, due 5/10/12; proceeds $100,017; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.01% - 2.55% due 4/1/42; valued at $103,185)	100,000	100,000
Deutsche Bank Securities, Inc., (0.12%, dated 4/24/12, due 5/1/12; proceeds $163,004; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% - 5.00% due 7/1/39 - 4/1/42; valued at $168,241)	163,000	163,000

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Deutsche Bank Securities, Inc., (0.17%, dated 4/25/12, due 5/2/12; proceeds $185,006; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.86% - 5.84% due 2/1/36 - 9/1/37; Federal National Mortgage Association 2.61% - 6.00% due 10/1/19 - 4/1/42; valued at $190,833)	$185,000	$185,000
Deutsche Bank Securities, Inc., (0.19%, dated 4/30/12, due 5/1/12; proceeds $485,003; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.50% - 2.00% due 8/15/14 - 11/15/21; valued at $494,583)	485,000	485,000
Deutsche Bank Securities, Inc., (0.21%, dated 4/30/12, due 5/1/12; proceeds $400,002; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% - 5.50% due 6/1/31 - 11/1/40; valued at $412,612)	400,000	400,000
Goldman Sachs & Co., (0.17%, dated 4/26/12, due 5/3/12; proceeds $155,005; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.00% due 8/1/30 - 6/1/41; Federal National Mortgage Association 3.76% - 5.50% due 3/1/39 - 3/1/42; valued at $159,549)	155,000	155,000
Goldman Sachs & Co., (0.17%, dated 4/27/12, due 5/4/12; proceeds $150,005; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.91% due 11/1/41; Federal National Mortgage Association 2.58% - 4.50% due 12/1/39 - 4/1/42; valued at $154,419)	150,000	150,000
Goldman Sachs & Co., (0.20%, dated 4/30/12, due 5/7/12; proceeds $150,006; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.68% - 5.50% due 6/1/39 - 2/1/42; Federal National Mortgage Association 3.14% - 5.50% due 9/1/35 - 2/1/42; valued at $154,535)	150,000	150,000
HSBC Securities USA, Inc., (0.20%, dated 4/30/12, due 5/1/12; proceeds $400,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 6.50% due 4/1/16 - 4/1/42; valued at $413,445)	400,000	400,000
RBC Capital Markets LLC, (0.20%, dated 4/30/12, due 5/1/12; proceeds $250,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 3.05% due 4/1/27 - 11/1/40; Federal National Mortgage Association 1.95% - 4.50% due 2/1/17 - 5/1/42; valued at $257,615)	250,000	250,000

	Face Amount (000)	Value (000)
RBS Securities, Inc., (0.21%, dated 4/30/12, due 5/1/12; proceeds $150,001; fully collateralized by U.S. Government Agencies; Government National Mortgage Association Zero Coupon - 8.00% due 2/15/22 - 2/15/52; valued at $154,903)	$150,000	$150,000
Societe Generale, (0.20%, dated 4/30/12, due 5/1/12; proceeds $1,825,010; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 6.00% due 2/1/25 - 11/1/40; Federal National Mortgage Association 4.00% - 6.50% due 9/1/24 - 12/1/48; valued at $1,879,753)	1,825,000	1,825,000
TD Securities USA, (0.14%, dated 4/26/12, due 5/3/12; proceeds $110,003; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.38% - 4.75% due 5/15/14 - 4/30/19; U.S. Treasury Strip Zero Coupon due 7/12/12; valued at $112,206)	110,000	110,000
UBS Securities LLC, (0.18%, dated 4/30/12, due 5/1/12; proceeds $100,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.88% due 4/30/17; valued at $102,000)	100,000	100,000
UBS Securities LLC, (0.21%, dated 4/30/12, due 5/1/12; proceeds $1,080,006; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 6.00% due 2/1/23 - 4/1/42; Federal National Mortgage Association 3.00% - 6.50% due 2/1/23 - 5/1/42; valued at $1,111,943)	1,080,000	1,080,000
Wells Fargo Securities LLC, (0.22%, dated 4/30/12, due 5/1/12; proceeds $100,001; fully collateralized by a U.S. Government Agency; Federal Home Loan Bank 5.63% due 3/14/36; and a U.S. Government Obligation; U.S. Treasury Bond 3.13% due 11/15/41; valued at $102,041)	100,000	100,000
Total Repurchase Agreements (Cost $9,953,000)		9,953,000
Total Investments (100.0%) (Cost $10,444,674)		10,444,674
Other Assets in Excess of Liabilities (0.0%) (b)		122
Net Assets (100.0%)		$10,444,796

(a)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2012.

(b)  Amount is less than 0.05%.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's investments as of April 30, 2012. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$491,674	$—	$491,674
Repurchase Agreements	—	9,953,000	—	9,953,000
Total Assets	$—	$10,444,674	$—	$10,444,674

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of April 30, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	95.3%
U.S. Agency Securities	4.7
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments

Government Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (87.8%)
Federal Farm Credit Bank,
0.10%, 5/4/12 (a)	$4,800	$4,800
0.33%, 6/25/12 (b)	4,000	3,999
0.36%, 7/2/12 (b)	1,000	1,000
0.39%, 9/14/12 (b)	1,500	1,500
2.13%, 6/18/12	17,935	17,982
Federal Home Loan Bank,
0.03%, 5/1/12 (a)	67,695	67,695
0.06%, 5/9/12 - 5/18/12 (a)	11,734	11,734
0.07%, 5/2/12 (a)	15,000	15,000
0.08%, 5/2/12 (a)	8,000	8,000
0.09%, 5/9/12 (a)	4,000	4,000
0.10%, 5/2/12 - 7/13/12 (a)	51,750	51,747
0.11%, 5/11/12 - 7/5/12 (a)	25,675	25,672
0.25%, 6/29/12	4,500	4,501
0.27%, 7/6/12	2,500	2,501
1.13%, 5/18/12	31,000	31,015
1.38%, 6/8/12	10,100	10,113
1.88%, 6/20/12	3,650	3,659
4.88%, 6/8/12	1,050	1,055
Total U.S. Agency Securities (Cost $265,973)		265,973
U.S. Treasury Securities (13.2%)
U.S. Treasury Bills,
0.10%, 6/21/12 (c)	10,000	9,999
0.12%, 5/31/12 (c)	10,000	9,999
U.S. Treasury Notes,
1.38%, 5/15/12	13,000	13,007
1.88%, 6/15/12	2,000	2,004
4.75%, 5/31/12	5,000	5,019
Total U.S. Treasury Securities (Cost $40,028)		40,028
Total Investments (101.0%) (Cost $306,001)		306,001
Liabilities in Excess of Other Assets (-1.0%)		(3,074)
Net Assets (100.0%)		$302,927

(a)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2012.

(c)  Rate shown is the yield to maturity at April 30, 2012.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's investments as of April 30, 2012. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$265,973	$—	$265,973
U.S. Treasury Securities	—	40,028	—	40,028
Total Assets	$—	$306,001	$—	$306,001

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of April 30, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Agency Securities	86.9%
U.S. Treasury Securities	13.1
Total Investments	100.0%
The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments

Treasury Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (5.5%)
U.S. Treasury Bills,
0.12%, 5/31/12 (a)	$135,000	$134,987
0.15%, 9/20/12 (a)	35,500	35,479
0.21%, 5/3/12 (a)	50,000	49,999
U.S. Treasury Notes,
0.63%, 7/31/12	144,000	144,196
1.38%, 9/15/12	43,000	43,194
Total U.S. Treasury Securities (Cost $407,855)		407,855
Repurchase Agreements (94.5%)
ABN Amro Securities (USA) LLC, (0.18%, dated 4/30/12, due 5/1/12; proceeds $235,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 3.13% due 2/15/42; U.S. Treasury Notes 0.13% - 4.25% due 5/15/12 - 2/15/42; valued at $239,655)	235,000	235,000
Bank of Montreal, (0.18%, dated 4/30/12, due 5/1/12; proceeds $175,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.25% - 1.13% due 6/15/13 - 3/31/14; valued at $178,513)	175,000	175,000
Bank of Montreal, (0.18%, dated 4/30/12, due 5/1/12; proceeds $300,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.75% - 1.25% due 3/31/13 - 3/15/14; valued at $305,284)	300,000	300,000
Bank of Nova Scotia, (0.15%, dated 3/23/12, due 3/18/13; proceeds $250,375; fully collateralized by U.S. Government Obligations; U.S. Treasury Bonds 3.50% - 4.50% due 5/15/38 - 8/15/41; U.S. Treasury Notes 0.25% - 4.88% due 6/30/12 - 2/15/42; U.S. Treasury Strip Zero Coupon due 9/20/12; valued at $255,120) (Demand 5/7/12)	250,000	250,000
Bank of Nova Scotia, (0.18%, dated 4/30/12, due 5/1/12; proceeds $255,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.25% due 4/30/19; valued at $260,000)	255,000	255,000
Barclays Capital, Inc., (0.14%, dated 4/25/12, due 5/2/12; proceeds $250,007; fully collateralized by U.S. Government Obligations; U.S. Treasury Bonds 3.13% - 6.00% due 2/15/26 - 2/15/42; U.S. Treasury Notes 0.75% - 4.25% due 6/15/14 - 2/15/22; valued at $255,060)	250,000	250,000
Barclays Capital, Inc., (0.17%, dated 4/30/12, due 5/1/12; proceeds $250,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 4.50% due 5/15/38; U.S. Treasury Note 1.75% due 7/31/15; valued at $254,487)	250,000	250,000

	Face Amount (000)	Value (000)
BNP Paribas Securities Corp., (0.15%, dated 4/4/12, due 5/4/12; proceeds $50,006; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.13% - 4.25% due 4/15/14 - 2/15/42; U.S. Treasury Strips Zero Coupon due 11/15/14 - 8/15/39; valued at $51,000)	$50,000	$50,000
BNP Paribas Securities Corp., (0.18%, dated 4/30/12, due 5/1/12; proceeds $265,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Strips Zero Coupon due 8/9/12 - 4/4/13; valued at $270,400)	265,000	265,000
Credit Agricole CIB, (0.17%, dated 4/30/12, due 5/1/12; proceeds $400,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Bonds 7.63% due 11/15/22 - 2/15/25; valued at $408,549)	400,000	400,000
Deutsche Bank Securities, Inc., (0.19%, dated 4/30/12, due 5/1/12; proceeds $482,652; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.88% - 4.00% due 2/15/15 - 11/30/16; valued at $493,095)	482,649	482,649
HSBC Securities USA, Inc., (0.18%, dated 4/30/12, due 5/1/12; proceeds $100,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.25% due 10/31/13 - 4/30/14; valued at $102,000)	100,000	100,000
HSBC Securities USA, Inc., (0.20%, dated 4/30/12, due 5/1/12; proceeds $300,002; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.25% due 4/30/14; valued at $306,005)	300,000	300,000
RBS Securities, Inc., (0.18%, dated 4/30/12, due 5/1/12; proceeds $400,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Bonds 4.38% - 4.50% due 5/15/38 - 5/15/41; valued at $414,494)	400,000	400,000
Societe Generale, (0.18%, dated 4/30/12, due 5/1/12; proceeds $1,250,006; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.13% - 4.25% due 5/15/12 - 5/15/39; U.S. Treasury Strips Zero Coupon due 8/15/12 - 11/15/41; valued at $1,275,529)	1,250,000	1,250,000
TD Securities USA, (0.14%, dated 4/26/12, due 5/3/12; proceeds $110,003; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.25% - 2.50% due 2/15/15 to 3/31/15; valued at $112,610)	110,000	110,000

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
UBS Securities LLC, (0.18%, dated 4/30/12, due 5/1/12; proceeds $1,650,008; fully collateralized by U.S. Government Obligations; U.S. Treasury Bonds 3.50% - 8.00% due 11/15/21 - 2/15/39; U.S. Treasury Notes 0.13% - 4.25% due 10/31/12 - 1/15/28; valued at $1,683,142)	$1,650,000	$1,650,000
Wells Fargo Securities LLC, (0.18%, dated 4/30/12, due 5/1/12; proceeds $250,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.63% - 2.63% due 6/30/12 - 12/31/14; U.S. Treasury Strips Zero Coupon due 5/24/12 - 7/26/12; valued at $254,862)	250,000	250,000
Total Repurchase Agreements (Cost $6,972,649)		6,972,649
Total Investments (100.0%) (Cost $7,380,504)		7,380,504
Liabilities in Excess of Other Assets (-0.0%) (b)		(1,093)
Net Assets (100.0%)		$7,379,411

(a)  Rate shown is the yield to maturity at April 30, 2012.

(b)  Amount is less than 0.05%.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's investments as of April 30, 2012. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$407,855	$—	$407,855
Repurchase Agreements	—	6,972,649	—	6,972,649
Total Assets	$—	$7,380,504	$—	$7,380,504

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of April 30, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	94.5%
U.S. Treasury Securities	5.5
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments

Treasury Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (105.4%)
U.S. Treasury Bills,
0.02%, 5/10/12 (a)	$79,000	$79,000
0.03%, 5/3/12 (a)	1,500	1,500
0.04%, 5/3/12 - 5/31/12 (a)	210,000	209,995
0.05%, 5/3/12 - 5/10/12 (a)	45,000	45,000
0.06%, 5/3/12 - 5/10/12 (a)	490,275	490,274
0.07%, 5/3/12 - 6/14/12 (a)	792,500	792,475
0.08%, 5/10/12 - 7/19/12 (a)	335,000	334,985
0.09%, 5/24/12 - 6/28/12 (a)	210,000	209,988
0.10%, 6/21/12 - 8/2/12 (a)	350,000	349,937
0.15%, 9/20/12 (a)	13,000	12,992
U.S. Treasury Notes,
0.63%, 7/31/12	50,000	50,069
1.38%, 9/15/12	6,000	6,027
1.88%, 6/15/12	45,000	45,099
4.75%, 5/31/12	211,000	211,802
Total Investments (105.4%) (Cost $2,839,143)		2,839,143
Liabilities in Excess of Other Assets (-5.4%)		(146,222)
Net Assets (100.0%)		$2,692,921

(a)  Rate shown is the yield to maturity at April 30, 2012.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's investments as of April 30, 2012. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$2,839,143	$—	$2,839,143
Total Assets	$—	$2,839,143	$—	$2,839,143

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of April 30, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (101.8%)
Commercial Paper (a) (9.2%)
Harris County Cultural Education Facilities Finance Corporation, TX, Methodist Hospital System Ser 2009 C-1
0.20%, 9/5/12 - 10/3/12	$20,000	$20,000
0.28%, 7/10/12	5,000	5,000
0.30%, 7/25/12	20,000	20,000
Harris County, TX, Notes Ser C
0.29%, 5/2/12	5,903	5,903
Houston, TX, Ser G-2
0.15%, 5/1/12	10,000	10,000
Ser H-2
0.16%, 5/22/12	10,000	10,000
Howard County, MD, Ser 2011 BANs
0.22%, 7/26/12	5,000	5,000
JEA, FL, Electric System Subser 2000 B
0.20%, 5/14/12	5,000	5,000
Electric System Subser 2000 F-1
0.24%, 5/24/12	4,750	4,750
Electric System Subser 2001 C
0.20%, 5/14/12	5,000	5,000
Las Vegas Valley Water District, NV, Water Ser 2004 A
0.24%, 5/17/12	5,000	5,000
Lincoln, NE, Lincoln Electric System Ser 1995
0.20%, 5/22/12	20,000	20,000
Nebraska Public Power District, Ser A Notes
0.22%, 8/22/12 - 8/29/12	10,000	10,000
		125,653
Daily Variable Rate Bonds (11.5%)
Chicago, IL, Refg Ser 2005 D-1
0.23%, 1/1/40	29,400	29,400
Harris County Health Facilities Development Corporation, TX, Methodist Hospital System Ser 2008 A-2
0.23%, 12/1/41	12,010	12,010
JP Morgan Chase & Co., CA, Los Angeles Ser 2011 TRANs PUTTERs Ser 3930
0.25%, 8/12/12 (b)	10,000	10,000
JP Morgan Chase & Co., TX, Texas Ser 2011 TRANs PUTTERs Ser 3945
0.25%, 8/30/12 (b)	15,995	15,995
Texas Ser 2011 TRANs PUTTERs Ser 3953
0.25%, 8/30/12 (b)	10,000	10,000
Massachusetts, Central Artery Ser 2000 A
0.30%, 12/1/30	20,000	20,000
Consolidated Loan Ser 2006 B
0.30%, 3/1/26	30,340	30,340
New York City, NY, Fiscal 2006 Subser J-4
0.26%, 8/1/25	30,085	30,085
		157,830

	Face Amount (000)	Value (000)
Municipal Bonds & Notes (1.7%)
Kentucky Rural Water Finance Corporation, Public Projects Construction Notes Ser D-2011-1
1.25%, 11/1/12	$3,500	$3,512
Los Angeles County Schools Pooled Financing Program, CA, Pooled 2011-2012 Ser A-1 TRANs
2.00%, 6/29/12	4,000	4,010
Pooled 2011-2012 Ser B-2 TRANs
2.00%, 12/31/12	5,000	5,055
Pooled 2011-2012 Ser B-3 TRANs
2.00%, 1/31/13	3,200	3,237
Massachusetts Water Pollution Abatement Trust, State Revolving Fund Ser 16 BANs
0.30%, 3/1/13	5,000	5,000
Minnesota Rural Water Finance Authority, Public Projects Construction Notes Ser 2012
1.25%, 3/1/13	1,000	1,007
St. Louis, MO, General Fund Ser 2011 TRANs
2.00%, 6/29/12	1,500	1,504
		23,325
Put Option Bonds (c) (7.3%)
Fairfax County Industrial Development Authority, VA, Inova Health System Window Ser 2020 A-1
0.37%, 5/15/39	4,000	4,000
Golden Empire Schools Financing Authority, CA, Kern High School District Ser 2012
0.70%, 5/1/13	5,000	5,000
Illinois Finance Authority, Advocate Health Care Window Ser 2011 B Illinois Finance Authority
0.37%, 4/1/51	1,400	1,400
Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-1
0.35%, 2/1/46	1,000	1,000
Catholic Health Initiatives Window Ser 2011 B-3
0.35%, 2/1/46	1,300	1,300
Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A
0.34%, 7/1/30	4,500	4,500
Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Window Ser 2010 F-8
0.34%, 11/15/49	10,000	10,000
New York Liberty Development Corporation, NY, Recovery Zone 3 World Trade Center Ser 2010 A-1
0.30%, 8/8/12	9,500	9,500
Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 B
0.37%, 11/1/34	3,000	3,000
Sentara Healthcare Window Ser 2010 C
0.37%, 11/1/34	3,000	3,000
Sentara Healthcare Window Ser 2012 A
0.33%, 11/1/34	10,000	10,000
Orlando Utilities Commission, FL, Utility System Window Ser 2011 A
0.36%, 10/1/27	5,000	5,000

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Put Option Bonds (cont'd)
Rib Floater Credit Enhanced Trust, CA, California RANs Ser B-1 Trust Receipts Ser 2012 FR-2U
0.22%, 6/28/12 (b)	$13,500	$13,500
Riverton, UT, IHC Health Services Inc Deutsche Bank SPEARS Ser DB 1063X
0.30%, 8/15/41 (b)	13,700	13,700
University of Massachusetts Building Authority, Commonwealth Guaranteed Window Senior Ser 2011-2
0.34%, 11/1/34	15,535	15,535
		100,435
Weekly Variable Rate Bonds (72.1%)
Arizona Health Facilities Authority, Banner Health Ser 2008 D ROCs II-R Ser 11687
0.27%, 7/1/25 (b)	1,600	1,600
Barclays Capital Municipal Trust Receipts, AZ, Salt River Project Agricultural Improvement & Power District Electric System Ser 2008 A Floater-TRs Ser 21W
0.27%, 1/1/38 (b)	5,000	5,000
Barclays Capital Municipal Trust Receipts, MA, Massachusetts School Building Authority Senior Dedicated Sales Tax Ser 2011 B Floater-TRs Ser 30BX
0.24%, 10/15/41 (b)	10,000	10,000
Barclays Capital Municipal Trust Receipts, NC, Charlotte Water & Sewer System Ser 2009 B Floater-TRs Ser 43W
0.27%, 7/1/38 (b)	7,000	7,000
BB&T Municipal Trust, AZ, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9
0.24%, 1/1/16 (b)	9,940	9,940
BB&T Municipal Trust, FL, Tampa Bay Water Ser 2008 Floater Certificates Ser 36
0.23%, 4/1/16 (b)	15,590	15,590
California, Ser 2005 A Subser A-3
0.29%, 5/1/40	34,100	34,100
California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C
0.23%, 6/1/41	20,000	20,000
Capital Beltway Funding Corporation of Virginia, Senior Lien Toll I-495 Hot Lanes Ser 2008 C
0.19%, 12/31/47	23,800	23,800
Senior Lien Toll I-495 Hot Lanes Ser 2008 D
0.17%, 12/31/47	21,000	21,000
Central Plains Energy Project, NE, Gas Project No. 2 Ser 2009
0.25%, 8/1/39	26,950	26,950
Colorado Springs, CO, Utilities System Sub Lien Ser 2007 A
0.26%, 11/1/37	19,720	19,720
Dallas Area Rapid Transit, TX, Sales Tax Ser 2008 ROCs II-R Ser 11541
0.28%, 6/1/16 (b)	3,500	3,500

	Face Amount (000)	Value (000)
Florida State Board of Education, FL, Capital Outlay Ser 2005 G ROCs II-R Ser 12017
0.26%, 10/15/16 (b)	$7,800	$7,800
Franklin County, OH, Ohio Health Corp. Ser 2009 A
0.21%, 11/15/41	2,600	2,600
Gainesville, FL, Utilities System 2007 Ser A
0.25%, 10/1/36	25,945	25,945
Utilities System 2008 Ser B
0.23%, 10/1/38	20,000	20,000
Harris County Industrial Development Corporation, TX, Baytank, Inc., Ser 1998
0.25%, 2/1/20	28,000	28,000
Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group Ser 2004 A
0.22%, 11/15/34	11,210	11,210
Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC)
0.26%, 11/15/14 (b)	4,590	4,590
Houston, TX, Combined Utility System First Lien Ser 2004 B6
0.23%, 5/15/34	27,500	27,500
Illinois Toll Highway Authority, Toll Highway Senior Priority Ser 2007 A-1B
0.23%, 7/1/30	20,300	20,300
Toll Highway Senior Priority Ser 2007 A-2B
0.23%, 7/1/30	25,000	25,000
JEA, FL, District Energy System Ser 2004 A
0.25%, 10/1/34	9,116	9,116
Electric System Ser Three 2008 B-4
0.22%, 5/7/12	40,220	40,220
Water & Sewer System Subser 2008 A-2
0.24%, 10/1/42	20,000	20,000
JP Morgan Chase & Co., IL, Illinois Finance Authority Advocate Health Care Ser 2010 A, B, C PUTTERs Ser 3628
0.25%, 4/1/17 (b)	16,005	16,005
King County, WA, Limited Tax Sewer Ser 2010 A
0.18%, 1/1/40	20,465	20,465
Main Street Natural Gas, Inc., GA, Gas Ser 2010 A
0.25%, 8/1/40	19,375	19,375
Massachusetts Bay Transportation Authority, Senior Sales Tax Ser 2005 B Eagle #720050087 Class A (AGM)
0.25%, 7/1/29 (b)	9,900	9,900
Massachusetts Health & Educational Facilities Authority, Harvard University Ser 2005 C ROCs II-R Ser 10390
0.25%, 1/15/14 (b)	5,590	5,590
Massachusetts Water Resources Authority, Gen Ser 2008 A-3
0.21%, 8/1/37	28,800	28,800
Gen Ser 2008 C-2
0.23%, 11/1/26	30,595	30,595

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (cont'd)
Miami-Dade County School Board, FL, Ser 2007 B COPs Eagle #20070068 Class A (BHAC)
0.26%, 5/1/32 (b)	$12,870	$12,870
Michigan Finance Authority, Unemployment Obligation Assessment Ser 2011
0.27%, 7/1/14	22,200	22,200
Milwaukee Redevelopment Authority, WI, University of Wisconsin-Milwaukee-Kenilworth Ser 2005
0.25%, 9/1/40	1,950	1,950
Mobile Downtown Redevelopment Authority, AL, Gulf Opportunity Zone Austal USA LLC Ser 2011 A
0.23%, 5/1/41	10,000	10,000
Ser 2011 B
0.23%, 5/1/41	10,000	10,000
New Castle County, DE, University Courtyard Apartments Ser 2005
0.27%, 8/1/31	5,000	5,000
New Mexico Finance Authority, Sub Lien Ser 2008 Subser B-1
0.20%, 12/15/26	20,920	20,920
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008
0.24%, 8/1/34	25,795	25,795
New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009
0.25%, 11/1/39	19,945	19,945
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser F Subser F-5
0.22%, 2/1/35	20,000	20,000
Future Tax Fiscal 2010 Ser G Subser G-5
0.25%, 5/1/34	30,000	30,000
New York City, NY, Fiscal 2004 Subser H-2
0.21%, 3/1/34	7,670	7,670
Fiscal 2008 Ser J Subser J-3
0.25%, 8/1/23	25,700	25,700
Ohio, Common Schools Ser 2006 B
0.23%, 6/15/26	17,230	17,230
Oregon Facilities Authority, PeaceHealth Ser 2008 A
0.20%, 8/1/34	20,000	20,000
Orlando Utilities Commission, FL, Utility System Ser 2008-2
0.23%, 10/1/33	10,000	10,000
Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2
0.24%, 11/1/38	3,500	3,500
RBC Municipal Products Trust, Inc., CA, Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17
0.25%, 3/1/34 (b)	24,800	24,800

	Face Amount (000)	Value (000)
RBC Municipal Products Trust, Inc., PA, Berks County Municipal Authority Reading Hospital & Medical Center Ser 2009 A-1 & A-2 Floater Certificates Ser E-15
0.26%, 7/1/13 (b)	$19,555	$19,555
RBC Municipal Products Trust, Inc., TX, Houston Combined Utility System First Lien Ser 2010 B Floater Certificates Ser E-14
0.25%, 5/15/34 (b)	10,000	10,000
Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VI-A-1
0.25%, 6/1/29	20,310	20,310
Southcentral Pennsylvania General Authority, WellSpan Health Series 2008 A ROCs II-R Ser 11686
0.26%, 12/1/24 (b)	1,000	1,000
Texas Transportation Commission, Mobility Fund Ser 2005-B
0.23%, 4/1/30	4,810	4,810
Mobility Fund Ser 2007 Eagle #20070090 Class A
0.25%, 4/1/37 (b)	10,000	10,000
University of Michigan Regents, General Ser 2008 B
0.18%, 4/1/28	7,070	7,070
University of Texas Regents, Permanent University Fund Ser 2008 A
0.19%, 7/1/37	6,200	6,200
Utah Water Finance Agency, Ser 2008 B
0.26%, 10/1/37	10,000	10,000
Ser 2008 B-2
0.26%, 10/1/35	12,255	12,255
Ser 2008 B-4
0.26%, 10/1/36	23,160	23,160
Williamstown, KY, Kentucky League of Cities Funding Trust 2008 Ser A
0.24%, 7/1/38	7,000	7,000
		990,151
Total Investments (101.8%) (Cost $1,397,394)		1,397,394
Liabilities in Excess of Other Assets (-1.8%)		(24,079)
Net Assets (100.0%)		$1,373,315

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2012.

AGM  Assured Guaranty Municipal Corporation.

BANs  Bond Anticipation Notes.

BHAC  Berkshire Hathaway Assurance Corporation.

COPs  Certificates of Participation.

PUTTERS  Puttable Tax-Exempt Receipts.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

RANs  Revenue Anticipation Notes.

ROCs  Reset Option Certificates.

TRANs  Tax and Revenue Anticipation Notes.

TRs  Trust Receipts.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's investments as of April 30, 2012. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Commercial Paper	$—	$125,653	$—	$125,653
Daily Variable Rate Bonds	—	157,830	—	157,830
Municipal Bonds & Notes	—	23,325	—	23,325
Put Option Bonds	—	100,435	—	100,435
Weekly Variable Rate Bonds	—	990,151	—	990,151
Total Tax-Exempt Instruments	—	1,397,394	—	1,397,394
Total Assets	$—	$1,397,394	$—	$1,397,394

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of April 30, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	70.9%
Daily Variable Rate Bonds	11.3
Commercial Paper	9.0
Put Option Bonds	7.2
Other*	1.6
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
Florida	$200,591	14.6%
Texas	198,918	14.5
Massachusetts	160,260	11.7
New York	122,955	8.9
California	119,702	8.7
Illinois	92,105	6.7
New Mexico	66,660	4.9
Virginia	64,800	4.7
Utah	59,115	4.3
Nebraska	56,950	4.1
Michigan	39,270	2.9
Pennsylvania	20,555	1.5
Washington	20,465	1.5
Tennessee	20,310	1.5
Alabama	20,000	1.5
Oregon	20,000	1.5
Ohio	19,830	1.4
Colorado	19,720	1.4
Georgia	19,375	1.4
Arizona	16,540	1.2
Kentucky	12,812	0.9
North Carolina	7,000	0.5
Delaware	5,000	0.4
Maryland	5,000	0.4
Nevada	5,000	0.4
Wisconsin	1,950	0.1
Missouri	1,504	0.1
Minnesota	1,007	0.1
	$1,397,394	101.8%

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Statements of Assets and Liabilities

	Money Market Portfolio (000)		Prime Portfolio (000)		Government Portfolio (000)		Government Securities Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$2,804,845		$18,714,200		$10,044,674		$306,001
Investments in Securities of Affiliated Issuers, at Cost	—		—		400,000		—
Total Investments in Securities, at Cost	2,804,845		18,714,200		10,444,674		306,001
Investments in Securities of Unaffiliated Issuers, at Value	2,804,845		18,714,200		10,044,674		306,001
Investments in Securities of Affiliated Issuers, at Value	—		—		400,000		—
Total Investments in Securities, at Value(1)	2,804,845		18,714,200		10,444,674		306,001
Cash	9		18		25		1
Interest Receivable	556		3,629		948		603
Receivable for Portfolio Shares Sold	—		86		—		—
Due from Adviser	—		—		—		8
Receivable from Affiliate	—		—		2		—
Other Assets	117		466		309		57
Total Assets	2,805,527		18,718,399		10,445,958		306,670
Liabilities:
Payable for Portfolio Shares Redeemed	5,483		—		—	@	—
Payable for Investments Purchased	—		—		—		3,684
Payable for Advisory Fees	209		1,495		455		—
Dividends Declared	142		1,135		154		—	@
Payable for Administration Fees	109		731		398		12
Payable for Custodian Fees	50		122		29		6
Payable for Professional Fees	17		18		17		29
Administration Plan Fees Payable — Institutional Select Class	—	@	10		—	@	—	@
Service and Shareholder Administration Plan Fees Payable — Advisory Class	—	@	2		—		—
Administration Plan Fees Payable — Investor Class	2		—	@	—	@	—
Administration Plan Fees Payable — Administrative Class	—	@	—	@	—	@	—
Distribution Plan and Shareholder Service Plan Fees Payable — Participant Class	—	@	1		—	@	—	@
Distribution Plan and Shareholder Service Plan Fees Payable — Cash Management Class	10		—	@	—	@	—
Other Liabilities	64		264		109		12
Total Liabilities	6,086		3,778		1,162		3,743
Net Assets	$2,799,441		$18,714,621		$10,444,796		$302,927
Net Assets Consist of:
Paid-in-Capital	$2,799,422		$18,714,405		$10,444,489		$302,924
Undistributed Net Investment Income	125		215		291		11
Accumulated Net Realized Gain (Loss)	(106)		1		16		(8)
Net Assets	$2,799,441		$18,714,621		$10,444,796		$302,927
(1) Including: Repurchase Agreements, at Value	$1,161,285		$8,672,460		$9,953,000		$—

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$2,692,419	$18,458,891	$10,151,076	$290,040
Shares Outstanding $0.01 par value of beneficial interest (unlimited number of shares authorized) (not in 000's)	2,692,408,436	18,458,605,508	10,150,789,861	290,035,991
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
INSTITUTIONAL SELECT CLASS:
Net Assets	$100	$236,045	$97,886	$100
Shares Outstanding $0.01 par value of beneficial interest (unlimited number of shares authorized) (not in 000's)	100,003	236,043,832	97,885,248	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$24,412	$3,195	$8,869	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	24,412,098	3,194,773	8,861,173	100,000
Net Asset Value, Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$100	$70	$19,122	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	100,000	70,000	19,121,104	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$118	$11,926	$164,301	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	117,681	11,924,942	164,298,738	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$1,488	$4,464	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	1,487,755	4,463,680	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$80,804	$30	$3,442	$12,387
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	80,803,049	30,000	3,442,334	12,386,713
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Statements of Assets and Liabilities

	Treasury Portfolio (000)		Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$7,380,504		$2,839,143		$1,397,394
Total Investments in Securities, at Value(1)	7,380,504		2,839,143		1,397,394
Cash	—	@	423		8
Interest Receivable	386		4,597		496
Receivable for Portfolio Shares Sold	—		300		—
Due from Adviser	—		1		—
Other Assets	229		119		52
Total Assets	7,381,119		2,844,583		1,397,950
Liabilities:
Payable for Investments Purchased	—		149,964		24,320
Payable for Portfolio Shares Redeemed	1,045		1,550		—
Payable for Administration Fees	268		103		56
Payable for Advisory Fees	201		—		124
Dividends Declared	61		2		2
Payable for Professional Fees	12		33		20
Payable for Custodian Fees	48		—		9
Service and Shareholder Administration Plan Fees Payable — Advisory Class	—	@	—		—	@
Administration Plan Fees Payable — Institutional Select Class	—	@	—	@	—	@
Administration Plan Fees Payable — Investor Class	—	@	—		—	@
Administration Plan Fees Payable — Administrative Class	—	@	—		—	@
Distribution Plan and Shareholder Service Plan Fees Payable — Participant Class	—		—	@	1
Distribution Plan and Shareholder Service Plan Fees Payable — Cash Management Class	—		—	@	20
Other Liabilities	73		10		83
Total Liabilities	1,708		151,662		24,635
Net Assets	$7,379,411		$2,692,921		$1,373,315
Net Assets Consist of:
Paid-in-Capital	$7,379,339		$2,692,925		$1,373,342
Undistributed Net Investment Income (Loss)	64		(5)		3
Accumulated Net Realized Gain (Loss)	8		1		(30)
Net Assets	$7,379,411		$2,692,921		$1,373,315
(1) Including: Repurchase Agreements, at Value	$6,972,649		$—		$—

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$6,795,921	$2,646,904	$640,671
Shares Outstanding $0.01 par value of beneficial interest (unlimited number of shares authorized) (not in 000's)	6,795,858,996	2,646,902,873	640,567,927
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
INSTITUTIONAL SELECT CLASS:
Net Assets	$82,457	$100	$100
Shares Outstanding $0.01 par value of beneficial interest (unlimited number of shares authorized) (not in 000's)	82,456,962	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$100	$383	$104
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	100,000	383,462	104,380
Net Asset Value, Redemption Price Per Share	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$6,896	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	6,895,724	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$142,045	$100	$6,866
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	142,042,378	100,000	6,864,966
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$131	$100	$18,867
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	130,626	100,000	18,865,440
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$351,861	$45,234	$706,607
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	351,857,223	45,234,549	706,534,841
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Statements of Operations

	Money Market Portfolio (000)		Prime Portfolio (000)		Government Portfolio (000)	Government Securities Portfolio (000)
Investment Income:
Interest	$3,926		$22,375		$5,617	$121
Interest from Securities of Affiliated Issuers (Note H)	—		32		234	—
Total Investment Income	3,926		22,407		5,851	121
Expenses:
Advisory Fees (Note B)	1,900		10,999		6,489	407
Administration Fees (Note C)	633		3,666		2,163	136
Custodian Fees (Note F)	76		215		118	16
Trustees' Fees and Expenses	38		220		105	9
Registration and Filing Fees	62		94		97	35
Professional Fees	22		24		22	32
Shareholder Reporting Fees	5		32		7	1
Pricing Fees	—	@	1		— @	—	@
Administration Plan Fees — Institutional Select Class (Note D)	—	@	53		32	1
Administration Plan Fees — Investor Class (Note D)	14		2		12	4
Administration Plan Fees — Administrative Class (Note D)	—	@	—	@	14	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	—	@	28		206	—	@
Distribution Plan and Shareholder Service Plan Fees — Participant Class (Note D)	6		11		— @	—	@
Distribution Plan and Shareholder Service Plan Fees — Cash Management Class (Note D)	54		—	@	2	10
Other Expenses	44		211		138	17
Expenses Before Non Operating Expenses	2,854		15,556		9,405	668
Bank Overdraft Expense	—		(1)		—	—
Total Expenses	2,854		15,555		9,405	668
Waiver of Advisory Fees (Note B)	(754)		(3,730)		(4,840)	(407)
Expenses Reimbursed by Advisor (Note B)	—		—		—	(152)
Waiver of Administration Plan Fees — Institutional Select Class (Note D)	—		—		(32)	(1)
Waiver of Administration Plan Fees — Investor Class (Note D)	(1)		(—	@)	(12)	(4)
Waiver of Administration Plan Fees — Administrative Class (Note D)	(—	@)	(—	@)	(14)	(—	@)
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(—	@)	(14)		(205)	(—	@)
Waiver of Distribution Plan and Shareholder Service Plan Fees — Participant Class (Note D)	(4)		(8)		(— @)	(—	@)
Waiver of Distribution Plan and Shareholder Service Plan Fees — Cash Management Class (Note D)	(9)		(—	@)	(2)	(10)
Net Expenses	2,086		11,803		4,300	94
Net Investment Income	1,840		10,604		1,551	27
Realized Gain (Loss):
Investments Sold	13		22		16	(2)
Net Increase in Net Assets Resulting from Operations	$1,853		$10,626		$1,567	$25

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Statements of Operations

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Investment Income:
Interest	$2,879	$423		$879
Dividends from Securities of Affiliated Issuer (Note H)	—	—		1
Total Investment Income	2,879	423		880
Expenses:
Advisory Fees (Note B)	4,372	2,059		1,007
Administration Fees (Note C)	1,457	686		336
Custodian Fees (Note F)	116	26		19
Trustees' Fees and Expenses	78	31		28
Registration and Filing Fees	65	31		25
Professional Fees	26	37		23
Shareholder Reporting Fees	8	—	@	3
Pricing Fees	— @	—	@	1
Administration Plan Fees — Institutional Select Class (Note D)	19	1		—	@
Administration Plan Fees — Investor Class (Note D)	5	1		—	@
Administration Plan Fees — Administrative Class (Note D)	5	—	@	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	158	—	@	8
Distribution Plan and Shareholder Service Plan Fees — Participant Class (Note D)	— @	—	@	47
Distribution Plan and Shareholder Service Plan Fees — Cash Management Class (Note D)	252	34		521
Other Expenses	96	28		40
Total Expenses	6,657	2,934		2,058
Waiver of Advisory Fees (Note B)	(3,789)	(2,059)		(704)
Expenses Reimbursed by Advisor (Note B)	—	(554)		—
Waiver of Administration Plan Fees — Institutional Select Class (Note D)	(19)	(1)		(—	@)
Waiver of Administration Plan Fees — Investor Class (Note D)	(5)	(1)		(—	@)
Waiver of Administration Plan Fees — Administrative Class (Note D)	(5)	(—	@)	(—	@)
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(158)	(—	@)	(8)
Waiver of Distribution Plan and Shareholder Service Plan Fees — Participant Class (Note D)	(— @)	(—	@)	(46)
Waiver of Distribution Plan and Shareholder Service Plan Fees — Cash Management Class (Note D)	(252)	(34)		(501)
Rebate from Morgan Stanley Affiliate (Note H)	—	—		(4)
Net Expenses	2,429	285		795
Net Investment Income	450	138		85
Realized Gain:
Investments Sold	8	2		44
Net Increase in Net Assets Resulting from Operations	$458	$140		$129

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012

Statements of Changes in Net Assets

	Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2012 (unaudited) (000)	Year Ended October 31, 2011 (000)	Six Months Ended April 30, 2012 (unaudited) (000)	Year Ended October 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,840	$5,040	$10,604	$20,517
Net Realized Gain (Loss)	13	(40)	22	(9)
Net Increase in Net Assets Resulting from Operations	1,853	5,000	10,626	20,508
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(1,823)	(4,975)	(10,504)	(20,450)
Institutional Select Class:
Net Investment Income	(— @)	(— @)	(98)	(61)
Investor Class:
Net Investment Income	(8)	(26)	(1)	(2)
Administrative Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Advisory Class:
Net Investment Income	(— @)	(— @)	(1)	(3)
Participant Class:
Net Investment Income	(— @)	(— @)	(— @)	(1)
Cash Management Class:
Net Investment Income	(9)	(39)	(— @)	(— @)
Total Distributions	(1,840)	(5,040)	(10,604)	(20,517)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	13,094,558	25,273,160	71,028,921	136,940,502
Distributions Reinvested	1,295	3,109	5,167	8,357
Redeemed	(12,665,718)	(26,083,454)	(64,535,228)	(139,057,025)
Institutional Select Class:
Subscribed	—	—	820,390	849,740
Distributions Reinvested	—	—	39	42
Redeemed	—	—	(781,563)	(810,157)
Investor Class:
Subscribed	63,867	159,236	3	177
Distributions Reinvested	7	26	— @	1
Redeemed	(53,959)	(147,200)	(1)	(4,451)
Administrative Class:
Subscribed	—	—	—	—
Distributions Reinvested	—	—	—	—
Redeemed	—	—	(30)	—
Advisory Class:
Subscribed	115	700	20,185	52,949
Distributions Reinvested	—	— @	1	3
Redeemed	(286)	(659)	(33,553)	(56,728)
Participant Class:
Subscribed	4,018	7,384	2,373	3,726
Distributions Reinvested	—	—	— @	— @
Redeemed	(4,595)	(10,742)	(3,300)	(2,413)
Cash Management Class:
Subscribed	153,358	661,283	30	2,246
Distributions Reinvested	9	39	— @	— @
Redeemed	(151,016)	(711,363)	(388)	(3,770)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	441,653	(848,481)	6,523,046	(2,076,801)
Total Increase (Decrease) in Net Assets	441,666	(848,521)	6,523,068	(2,076,810)
Net Assets:
Beginning of Period	2,357,775	3,206,296	12,191,553	14,268,363
End of Period	$2,799,441	$2,357,775	$18,714,621	$12,191,553
Undistributed Net Investment Income Included in End of Period Net Assets	$125	$125	$215	$215

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012

Statements of Changes in Net Assets (cont'd)

	Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2012 (unaudited) (000)	Year Ended October 31, 2011 (000)	Six Months Ended April 30, 2012 (unaudited) (000)	Year Ended October 31, 2011 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	13,094,558	25,273,160	71,028,921	136,940,502
Shares Issued on Distributions Reinvested	1,295	3,109	5,167	8,357
Shares Redeemed	(12,665,718)	(26,083,454)	(64,535,228)	(139,057,025)
Net Increase (Decrease) in Institutional Class Shares Outstanding	430,135	(807,185)	6,498,860	(2,108,166)
Institutional Select Class:
Shares Subscribed	—	—	820,390	849,740
Shares Issued on Distributions Reinvested	—	—	39	42
Shares Redeemed	—	—	(781,563)	(810,157)
Net Increase in Institutional Select Class Shares Outstanding	—	—	38,866	39,625
Investor Class:
Shares Subscribed	63,867	159,236	3	177
Shares Issued on Distributions Reinvested	7	26	— @@	1
Shares Redeemed	(53,959)	(147,200)	(1)	(4,451)
Net Increase (Decrease) in Investor Class Shares Outstanding	9,915	12,062	2	(4,273)
Administrative Class:
Shares Subscribed	—	—	—	—
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	—	—	(30)	—
Net Decrease in Administrative Class Shares Outstanding	—	—	(30)	—
Advisory Class:
Shares Subscribed	115	700	20,185	52,949
Shares Issued on Distributions Reinvested	—	— @@	1	3
Shares Redeemed	(286)	(659)	(33,553)	(56,728)
Net Increase (Decrease) in Advisory Class Shares Outstanding	(171)	41	(13,367)	(3,776)
Participant Class:
Shares Subscribed	4,018	7,384	2,373	3,726
Shares Issued on Distributions Reinvested	—	—	— @@	— @@
Shares Redeemed	(4,595)	(10,742)	(3,300)	(2,413)
Net Increase (Decrease) in Participant Class Shares Outstanding	(577)	(3,358)	(927)	1,313
Cash Management Class:
Shares Subscribed	153,358	661,283	30	2,246
Shares Issued on Distributions Reinvested	9	39	— @@	— @@
Shares Redeemed	(151,016)	(711,363)	(388)	(3,770)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	2,351	(50,041)	(358)	(1,524)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012

Statements of Changes in Net Assets

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2012 (unaudited) (000)	Year Ended October 31, 2011 (000)	Six Months Ended April 30, 2012 (unaudited) (000)	Year Ended October 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,551	$1,981	$27	$85
Net Realized Gain (Loss)	16	5	(2)	(5)
Net Increase in Net Assets Resulting from Operations	1,567	1,986	25	80
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(1,491)	(1,959)	(26)	(82)
Institutional Select Class:
Net Investment Income	(23)	(2)	(— @)	(1)
Investor Class:
Net Investment Income	(4)	(5)	(— @)	(— @)
Administrative Class:
Net Investment Income	(3)	(2)	(— @)	(— @)
Advisory Class:
Net Investment Income	(29)	(13)	(— @)	(— @)
Participant Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Cash Management Class:
Net Investment Income	(1)	(— @)	(1)	(2)
Total Distributions	(1,551)	(1,981)	(27)	(85)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	42,680,886	55,587,411	860,787	3,625,133
Distributions Reinvested	854	1,144	24	71
Redeemed	(38,312,431)	(56,524,043)	(1,163,927)	(3,593,530)
Institutional Select Class:
Subscribed	1,757,367	340,001	50,000	130,000
Distributions Reinvested	12	— @	—	1
Redeemed	(1,669,594)	(330,001)	(50,000)	(130,001)
Investor Class:
Subscribed	113,812	622,810	—	50,000
Distributions Reinvested	4	2	— @	— @
Redeemed	(118,891)	(708,620)	(50,000)	—
Administrative Class:
Subscribed	—	3,245	—	—
Distributions Reinvested	3	2	—	—
Redeemed	—	(4,696)	—	—
Advisory Class:
Subscribed	55,614	100,162	—	—
Distributions Reinvested	7	1	—	—
Redeemed	(39,738)	(79,799)	—	—
Participant Class:
Subscribed	—	—	—	—
Redeemed	—	—	—	—
Cash Management Class:
Subscribed	3,999	1,000	45	95,790
Distributions Reinvested	1	— @	1	2
Redeemed	(1,650)	(1,552)	(2,344)	(91,217)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	4,470,255	(992,933)	(355,414)	86,249
Total Increase (Decrease) in Net Assets	4,470,271	(992,928)	(355,416)	86,244
Net Assets:
Beginning of Period	5,974,525	6,967,453	658,343	572,099
End of Period	$10,444,796	$5,974,525	$302,927	$658,343
Undistributed Net Investment Income Included in End of Period Net Assets	$291	$291	$11	$11

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012

Statements of Changes in Net Assets (cont'd)

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2012 (unaudited) (000)	Year Ended October 31, 2011 (000)	Six Months Ended April 30, 2012 (unaudited) (000)	Year Ended October 31, 2011 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	42,680,886	55,587,411	860,787	3,625,133
Shares Issued on Distributions Reinvested	854	1,144	24	71
Shares Redeemed	(38,312,431)	(56,524,043)	(1,163,927)	(3,593,530)
Net Increase (Decrease) in Institutional Class Shares Outstanding	4,369,309	(935,488)	(303,116)	31,674
Institutional Select Class:
Shares Subscribed	1,757,367	340,001	50,000	130,000
Shares Issued on Distributions Reinvested	12	— @@	—	1
Shares Redeemed	(1,669,594)	(330,001)	(50,000)	(130,001)
Net Increase in Institutional Select Class Shares Outstanding	87,785	10,000	—	—
Investor Class:
Shares Subscribed	113,812	622,810	—	50,000
Shares Issued on Distributions Reinvested	4	2	— @@	— @@
Shares Redeemed	(118,891)	(708,620)	(50,000)	—
Net Increase (Decrease) in Investor Class Shares Outstanding	(5,075)	(85,808)	(50,000)	50,000
Administrative Class:
Shares Subscribed	—	3,245	—	—
Shares Issued on Distributions Reinvested	3	2	—	—
Shares Redeemed	—	(4,696)	—	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	3	(1,449)	—	—
Advisory Class:
Shares Subscribed	55,614	100,162	—	—
Shares Issued on Distributions Reinvested	7	1	—	—
Shares Redeemed	(39,738)	(79,799)	—	—
Net Increase in Advisory Class Shares Outstanding	15,883	20,364	—	—
Participant Class:
Shares Subscribed	—	—	—	—
Shares Redeemed	—	—	—	—
Net Increase in Participant Class Shares Outstanding	—	—	—	—
Cash Management Class:
Shares Subscribed	3,999	1,000	45	95,790
Shares Issued on Distributions Reinvested	1	— @@	1	2
Shares Redeemed	(1,650)	(1,552)	(2,344)	(91,217)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	2,350	(552)	(2,298)	4,575

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012

Statements of Changes in Net Assets

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2012 (unaudited) (000)	Year Ended October 31, 2011 (000)	Six Months Ended April 30, 2012 (unaudited) (000)	Year Ended October 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$450	$896	$138	$36
Net Realized Gain (Loss)	8	(1)	2	(1)
Net Increase in Net Assets Resulting from Operations	458	895	140	35
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(408)	(854)	(135)	(34)
Institutional Select Class:
Net Investment Income	(6)	(4)	(— @)	(— @)
Investor Class:
Net Investment Income	(— @)	(1)	(— @)	(— @)
Administrative Class:
Net Investment Income	(1)	(1)	(— @)	(— @)
Advisory Class:
Net Investment Income	(9)	(10)	(— @)	(— @)
Participant Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Cash Management Class:
Net Investment Income	(26)	(26)	(3)	(2)
Total Distributions	(450)	(896)	(138)	(36)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	23,035,630	32,492,491	4,785,665	4,337,070
Distributions Reinvested	248	453	124	30
Redeemed	(20,904,199)	(32,621,404)	(4,811,844)	(1,667,337)
Institutional Select Class:
Subscribed	227,624	542,001	12,000	8,000
Distributions Reinvested	6	4	— @	— @
Redeemed	(225,277)	(462,001)	(12,050)	(7,950)
Investor Class:
Subscribed	2,401	54,804	7,049	—
Distributions Reinvested	— @	1	— @	—
Redeemed	(57,215)	—	(6,766)	—
Administrative Class:
Subscribed	—	898	—	—
Distributions Reinvested	1	1	—	—
Redeemed	(1,063)	(12,256)	—	—
Advisory Class:
Subscribed	1,015,526	1,282,530	—	—
Distributions Reinvested	— @	— @	—	—
Redeemed	(990,340)	(1,217,098)	—	—
Participant Class:
Subscribed	2	102	—	—
Distributions Reinvested	— @	— @	—	—
Redeemed	(— @)	(100)	—	—
Cash Management Class:
Subscribed	244,583	394,998	29,136	84,408
Distributions Reinvested	26	26	2	2
Redeemed	(208,544)	(336,723)	(26,688)	(57,287)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	2,139,409	118,727	(23,372)	2,696,936
Total Increase (Decrease) in Net Assets	2,139,417	118,726	(23,370)	2,696,935
Net Assets:
Beginning of Period	5,239,994	5,121,268	2,716,291	19,356
End of Period	$7,379,411	$5,239,994	$2,692,921	$2,716,291
Undistributed Net Investment Income (Loss) Included in End of Period Net Assets	$64	$64	$(5)	$(5)

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012

Statements of Changes in Net Assets (cont'd)

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2012 (unaudited) (000)	Year Ended October 31, 2011 (000)	Six Months Ended April 30, 2012 (unaudited) (000)	Year Ended October 31, 2011 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	23,035,630	32,492,491	4,785,665	4,337,070
Shares Issued on Distributions Reinvested	248	453	124	30
Shares Redeemed	(20,904,199)	(32,621,404)	(4,811,844)	(1,667,337)
Net Increase (Decrease) in Institutional Class Shares Outstanding	2,131,679	(128,460)	(26,055)	2,669,763
Institutional Select Class:
Shares Subscribed	227,624	542,001	12,000	8,000
Shares Issued on Distributions Reinvested	6	4	— @@	— @@
Shares Redeemed	(225,277)	(462,001)	(12,050)	(7,950)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	2,353	80,004	(50)	50
Investor Class:
Shares Subscribed	2,401	54,804	7,049	—
Shares Issued on Distributions Reinvested	— @@	1	— @@	—
Shares Redeemed	(57,215)	—	(6,766)	—
Net Increase (Decrease) in Investor Class Shares Outstanding	(54,814)	54,805	283	—
Administrative Class:
Shares Subscribed	—	898	—	—
Shares Issued on Distributions Reinvested	1	1	—	—
Shares Redeemed	(1,063)	(12,256)	—	—
Net Decrease in Administrative Class Shares Outstanding	(1,062)	(11,357)	—	—
Advisory Class:
Shares Subscribed	1,015,526	1,282,530	—	—
Shares Issued on Distributions Reinvested	— @@	— @@	—	—
Shares Redeemed	(990,340)	(1,217,098)	—	—
Net Increase in Advisory Class Shares Outstanding	25,186	65,432	—	—
Participant Class:
Shares Subscribed	2	102	—	—
Shares Issued on Distributions Reinvested	— @@	— @@	—	—
Shares Redeemed	(— @@)	(100)	—	—
Net Increase in Participant Class Shares Outstanding	2	2	—	—
Cash Management Class:
Shares Subscribed	244,583	394,998	29,136	84,408
Shares Issued on Distributions Reinvested	26	26	2	2
Shares Redeemed	(208,544)	(336,723)	(26,688)	(57,287)
Net Increase in Cash Management Class Shares Outstanding	36,065	58,301	2,450	27,123

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
	Six Months Ended April 30, 2012 (unaudited) (000)	Year Ended October 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$85	$678
Net Realized Gain	44	5
Net Increase in Net Assets Resulting from Operations	129	683
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(49)	(603)
Institutional Select Class:
Net Investment Income	(— @)	(— @)
Investor Class:
Net Investment Income	(— @)	(— @)
Administrative Class:
Net Investment Income	(— @)	(— @)
Advisory Class:
Net Investment Income	(— @)	(1)
Participant Class:
Net Investment Income	(1)	(2)
Cash Management Class:
Net Investment Income	(35)	(72)
Total Distributions	(85)	(678)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	1,319,495	4,936,702
Distributions Reinvested	44	510
Redeemed	(1,303,340)	(5,299,568)
Institutional Select Class:
Subscribed	—	3,687
Redeemed	—	(3,687)
Investor Class:
Subscribed	—	—
Distributions Reinvested	—	— @
Redeemed	—	(1,262)
Administrative Class:
Subscribed	—	—
Redeemed	—	—
Advisory Class:
Subscribed	1,107	2,759
Distributions Reinvested	— @	1
Redeemed	(650)	(2,564)
Participant Class:
Subscribed	1,363	17,661
Distributions Reinvested	1	2
Redeemed	(1,003)	(17,088)
Cash Management Class:
Subscribed	812,480	1,762,265
Distributions Reinvested	34	71
Redeemed	(731,100)	(1,923,123)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	98,431	(523,634)
Total Increase (Decrease) in Net Assets	98,475	(523,629)
Net Assets:
Beginning of Period	1,274,840	1,798,469
End of Period	$1,373,315	$1,274,840
Undistributed Net Investment Income Included in End of Period Net Assets	$3	$3

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012

Statements of Changes in Net Assets (cont'd)

	Tax-Exempt Portfolio
	Six Months Ended April 30, 2012 (unaudited) (000)	Year Ended October 31, 2011 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	1,319,495	4,936,702
Shares Issued on Distributions Reinvested	44	510
Shares Redeemed	(1,303,340)	(5,299,568)
Net Increase (Decrease) in Institutional Class Shares Outstanding	16,199	(362,356)
Institutional Select Class:
Shares Subscribed	—	3,687
Shares Redeemed	—	(3,687)
Net Increase in Institutional Select Class: Shares Outstanding	—	—
Investor Class:
Shares Subscribed	—	—
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	—	(1,262)
Net Decrease in Investor Class Shares Outstanding	—	(1,262)
Administrative Class:
Shares Subscribed	—	—
Shares Redeemed	—	—
Net Increase in Administrative Class Shares Outstanding	—	—
Advisory Class:
Shares Subscribed	1,107	2,759
Shares Issued on Distributions Reinvested	— @@	1
Shares Redeemed	(650)	(2,564)
Net Increase in Advisory Class Shares Outstanding	457	196
Participant Class:
Shares Subscribed	1,363	17,661
Shares Issued on Distributions Reinvested	1	2
Shares Redeemed	(1,003)	(17,088)
Net Increase in Participant Class Shares Outstanding	361	575
Cash Management Class:
Shares Subscribed	812,480	1,762,265
Shares Issued on Distributions Reinvested	34	71
Shares Redeemed	(731,100)	(1,923,123)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	81,414	(160,787)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.001	††	$0.000	^	$(0.001)	$1.000	0.07	%‡
Year Ended 10/31/11	1.000	0.002	††	(0.000	)^	(0.002)	1.000	0.15%
Year Ended 10/31/10	1.000	0.002	††	0.000	^	(0.002)	1.000	0.18	%^ ^
Year Ended 10/31/09	1.000	0.005		(0.000	)^	(0.005)	1.000	0.53	%^ ^
Year Ended 10/31/08	1.000	0.034		(0.000	)^	(0.034)	1.000	3.46	%#
Year Ended 10/31/07	1.000	0.053		0.000	^	(0.053)	1.000	5.42	%##
Institutional Select Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.001	††	$0.000	^	$(0.001)	$1.000	0.05	%‡
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)	1.000	0.10%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)	1.000	0.13	%^ ^
Year Ended 10/31/09	1.000	0.005		(0.000	)^	(0.005)	1.000	0.48	%^ ^
Year Ended 10/31/08	1.000	0.034		(0.000	)^	(0.034)	1.000	3.41	%#
Year Ended 10/31/07	1.000	0.052		0.000	^	(0.052)	1.000	5.37	%##
Investor Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$1.000	0.03	%‡
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)	1.000	0.06%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)	1.000	0.08	%^ ^
Year Ended 10/31/09	1.000	0.004		(0.000	)^	(0.004)	1.000	0.43	%^ ^
Year Ended 10/31/08	1.000	0.033		(0.000	)^	(0.033)	1.000	3.36	%#
Year Ended 10/31/07	1.000	0.052		0.000	^	(0.052)	1.000	5.32	%##
Administrative Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$1.000	0.01	%‡
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.03%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.04	%^ ^
Year Ended 10/31/09	1.000	0.004		(0.000	)^	(0.004)	1.000	0.38	%^ ^
Year Ended 10/31/08	1.000	0.033		(0.000	)^	(0.033)	1.000	3.31	%#
Year Ended 10/31/07	1.000	0.051		0.000	^	(0.051)	1.000	5.26	%##
Advisory Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$1.000	0.00	%‡§
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.01	%^ ^
Year Ended 10/31/09	1.000	0.003		(0.000	)^	(0.003)	1.000	0.31	%^ ^
Year Ended 10/31/08	1.000	0.032		(0.000	)^	(0.032)	1.000	3.20	%#
Year Ended 10/31/07	1.000	0.050		(0.000	)^	(0.050)	1.000	5.16	%##
Participant Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$1.000	0.00	%‡§
Year Ended 10/31/11	1.000	(0.000	)††^	0.000	^	(0.000)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.01	%^ ^
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	1.000	0.21	%^ ^
Year Ended 10/31/08	1.000	0.029		(0.000	)^	(0.029)	1.000	2.95	%#
Year Ended 10/31/07	1.000	0.048		(0.000	)^	(0.048)	1.000	4.90	%##
Cash Management Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$1.000	0.01	%‡
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.03%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.03	%^ ^
Year Ended 10/31/09	1.000	0.003		(0.000	)^	(0.003)	1.000	0.28	%^ ^
Year Ended 10/31/08	1.000	0.031		(0.000	)^	(0.031)	1.000	3.15	%#
Year Ended 10/31/07	1.000	0.050		(0.000	)^	(0.050)	1.000	5.11	%##

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/12 (unaudited)	$2,692,419	0.16	%*?	N/A	0.22	%*?	0.15	%*?	0.09	%*?
Year Ended 10/31/11	2,262,272	0.16	%?	N/A	0.22	%?	0.15	%?	0.09	%?
Year Ended 10/31/10	3,069,495	0.16	%?	N/A	0.22	%?	0.16	%?	0.10	%?
Year Ended 10/31/09	4,438,771	0.22%		0.16%	0.27%		0.56%		0.51%
Year Ended 10/31/08	4,655,771	0.12%		0.12%	0.21%		3.41%		3.32%
Year Ended 10/31/07	10,013,524	0.12%		N/A	0.21%		5.28%		5.19%
Institutional Select Class
Six Months Ended 4/30/12 (unaudited)	$100	0.21	%*?	N/A	0.27	%*?	0.10	%*?	0.04	%*?
Year Ended 10/31/11	100	0.21	%?	N/A	0.27	%?	0.10	%?	0.04	%?
Year Ended 10/31/10	100	0.21	%?	N/A	0.27	%?	0.11	%?	0.05	%?
Year Ended 10/31/09	100	0.27%		0.21%	0.33	%†	0.64%		0.58%
Year Ended 10/31/08	3,999	0.17%		0.17%	0.26%		3.78%		3.69%
Year Ended 10/31/07	530,874	0.17%		N/A	0.26%		5.28%		5.20%
Investor Class
Six Months Ended 4/30/12 (unaudited)	$24,412	0.26	%*?	N/A	0.32	%*?	0.05	%*?	(0.01	)%*?
Year Ended 10/31/11	14,496	0.25	%?†	N/A	0.32	%?	0.06	%?	(0.01	)%?
Year Ended 10/31/10	2,435	0.26	%?	N/A	0.32	%?	0.06	%?	0.00	%?§
Year Ended 10/31/09	1,491	0.32%		0.26%	0.37%		0.34%		0.29%
Year Ended 10/31/08	3,293	0.23%		0.22%	0.31%		3.15%		3.07%
Year Ended 10/31/07	879	0.22%		N/A	0.31%		5.22%		5.13%
Administrative Class
Six Months Ended 4/30/12 (unaudited)	$100	0.28	%*?†	N/A	0.37	%*?	0.03	%*?	(0.06	)%*?
Year Ended 10/31/11	100	0.28	%?†	N/A	0.37	%?	0.03	%?	(0.06	)%?
Year Ended 10/31/10	100	0.30	%?	N/A	0.37	%?	0.02	%?	(0.05	)%?
Year Ended 10/31/09	100	0.37%		0.30%†	0.42%		0.39%		0.34%
Year Ended 10/31/08	100	0.27%		0.27%	0.36%		4.29%		4.20%
Year Ended 10/31/07	23,663	0.27%		N/A	0.36%		5.14%		5.05%
Advisory Class
Six Months Ended 4/30/12 (unaudited)	$118	0.28	%*?†	N/A	0.47	%*?	0.03	%*?	(0.16	)%*?
Year Ended 10/31/11	289	0.29	%?†	N/A	0.47	%?	0.02	%?	(0.16	)%?
Year Ended 10/31/10	248	0.33	%?	N/A	0.47	%?	(0.01	)%?	(0.15	)%?
Year Ended 10/31/09	274	0.47%		0.40%†	0.54	%†	0.44%		0.37%
Year Ended 10/31/08	1,328	0.37%		0.37%	0.46%		2.80%		2.71%
Year Ended 10/31/07	17,235	0.37%		N/A	0.46	%†	5.03%		4.94%
Participant Class
Six Months Ended 4/30/12 (unaudited)	$1,488	0.30	%*?†	N/A	0.72	%*?	0.01	%*?	(0.41	)%*?
Year Ended 10/31/11	2,065	0.33	%?†	N/A	0.72	%?	(0.02	)%?	(0.41	)%?
Year Ended 10/31/10	5,422	0.34	%?	N/A	0.72	%?	(0.02	)%?	(0.40	)%?
Year Ended 10/31/09	34,092	0.48	%†	0.43%†	0.76	%†	0.18%		(0.10)%
Year Ended 10/31/08	10,286	0.67	%†	0.63%†	0.68	%†	2.39%		2.38%
Year Ended 10/31/07	100	0.62	%†	N/A	0.71%		4.78%		4.68%
Cash Management Class
Six Months Ended 4/30/12 (unaudited)	$80,804	0.29	%*?†	N/A	0.37	%*?	0.02	%*?	(0.06	)%*?
Year Ended 10/31/11	78,453	0.28	%?†	N/A	0.37	%?	0.03	%?	(0.06	)%?
Year Ended 10/31/10	128,496	0.30	%?	N/A	0.46	%?	0.02	%?	(0.14	)%?
Year Ended 10/31/09	147,565	0.48	%†	0.40%†	0.58	%†	0.32%		0.22%
Year Ended 10/31/08	193,811	0.42%		0.42%	0.51%		3.05%		2.96%
Year Ended 10/31/07	239,356	0.42%		N/A	0.51%		4.98%		4.88%

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distributions From Net Realized Gain		Net Asset Value, End of Period	Total Return
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.001	††	$(0.000	)^	$(0.001)	$—		$1.000	0.07	%‡
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)	—		1.000	0.12%
Year Ended 10/31/10	1.000	0.002	††	0.000	^	(0.002)	—		1.000	0.16	%^ ^
Year Ended 10/31/09	1.000	0.005		0.000	^	(0.005)	—		1.000	0.45	%^ ^
Year Ended 10/31/08	1.000	0.033		(0.000	)^	(0.033)	—		1.000	3.37	%#
Year Ended 10/31/07	1.000	0.053		(0.000	)^	(0.053)	(0.000	)^	1.000	5.40	%##
Institutional Select Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.001	††	$(0.000	)^	$(0.001)	$—		$1.000	0.05	%‡
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)	—		1.000	0.08%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)	—		1.000	0.11	%^ ^
Year Ended 10/31/09	1.000	0.004		0.000	^	(0.004)	—		1.000	0.40	%^ ^
Year Ended 10/31/08	1.000	0.033		(0.000	)^	(0.033)	—		1.000	3.32	%#
Year Ended 10/31/07	1.000	0.052		(0.000	)^	(0.052)	(0.000	)^	1.000	5.34	%##
Investor Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$—		$1.000	0.02	%‡
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000)^	—		1.000	0.04%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)	—		1.000	0.06	%^ ^
Year Ended 10/31/09	1.000	0.004		0.000	^	(0.004)	—		1.000	0.35	%^ ^
Year Ended 10/31/08	1.000	0.032		(0.000	)^	(0.032)	—		1.000	3.26	%#
Year Ended 10/31/07	1.000	0.052		(0.000	)^	(0.052)	(0.000	)^	1.000	5.29	%##
Administrative Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$—		$1.000	0.01	%‡
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	—		1.000	0.02%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	—		1.000	0.03	%^ ^
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)	—		1.000	0.30	%^ ^
Year Ended 10/31/08	1.000	0.032		(0.000	)^	(0.032)	—		1.000	3.21	%#
Year Ended 10/31/07	1.000	0.051		(0.000	)^	(0.051)	(0.000	)^	1.000	5.24	%##
Advisory Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$—		$1.000	0.00	%§‡
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	—		1.000	0.01	%^ ^
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	—		1.000	0.23	%^ ^
Year Ended 10/31/08	1.000	0.031		(0.000	)^	(0.031)	—		1.000	3.11	%#
Year Ended 10/31/07	1.000	0.050		(0.000	)^	(0.050)	(0.000	)^	1.000	5.13	%##
Participant Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$—		$1.000	0.00	%§‡
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	—		1.000	0.01	%^ ^
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	—		1.000	0.15	%^ ^
Year Ended 10/31/08	1.000	0.028		(0.000	)^	(0.028)	—		1.000	2.85	%#
Year Ended 10/31/07	1.000	0.048		(0.000	)^	(0.048)	(0.000	)^	1.000	4.87	%##
Cash Management Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$—		$1.000	0.01	%‡
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	—		1.000	0.02%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	—		1.000	0.03	%^ ^
Year Ended 10/31/09	1.000	0.002		(0.000	)^	(0.002)	—		1.000	0.21	%^ ^
8/14/08** through 10/31/08	1.000	0.004		(0.000	)^	(0.004)	—		1.000	0.43	%#‡

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/12 (unaudited)	$18,458,891	0.16	%*?	N/A	0.21	%*?	0.15	%*?	0.10	%*?
Year Ended 10/31/11	11,960,009	0.16	%?	N/A	0.21	%?	0.13	%?	0.08	%?
Year Ended 10/31/10	14,068,183	0.16	%?	N/A	0.21	%?	0.15	%?	0.10	%?
Year Ended 10/31/09	11,996,876	0.21%		0.16%	0.26%		0.47%		0.42%
Year Ended 10/31/08	11,719,680	0.12%		0.12%	0.21%		3.30%		3.21%
Year Ended 10/31/07	23,535,446	0.12%		N/A	0.21%		5.26%		5.17%
Institutional Select Class
Six Months Ended 4/30/12 (unaudited)	$236,045	0.21	%*?	N/A	0.26	%*?	0.10	%*?	0.05	%*?
Year Ended 10/31/11	197,179	0.21	%?	N/A	0.26	%?	0.08	%?	0.03	%?
Year Ended 10/31/10	157,554	0.21	%?	N/A	0.26	%?	0.10	%?	0.05	%?
Year Ended 10/31/09	19,172	0.26%		0.20%†	0.32	%†	0.80%		0.74%
Year Ended 10/31/08	251,186	0.17%		0.17%	0.26%		3.87%		3.78%
Year Ended 10/31/07	1,097,867	0.17%		N/A	0.26%		5.23%		5.15%
Investor Class
Six Months Ended 4/30/12 (unaudited)	$3,195	0.26	%*?†	N/A	0.31	%*?	0.05	%*?	0.00	%*?§
Year Ended 10/31/11	3,193	0.25	%?†	N/A	0.31	%?	0.04	%?	(0.02	)%?
Year Ended 10/31/10	7,467	0.26	%?	N/A	0.31	%?	0.05	%?	0.00	%§?
Year Ended 10/31/09	6,990	0.31%		0.26%	0.36%		0.55%		0.50%
Year Ended 10/31/08	20,823	0.22%		0.22%	0.31%		2.95%		2.86%
Year Ended 10/31/07	26,623	0.22%		N/A	0.31%		5.16%		5.07%
Administrative Class
Six Months Ended 4/30/12 (unaudited)	$70	0.28	%*?†	N/A	0.36	%*?	0.03	%*?	(0.05	)%*?
Year Ended 10/31/11	100	0.27	%?†	N/A	0.36	%?	0.02	%?	(0.07	)%?
Year Ended 10/31/10	100	0.29	%?	N/A	0.36	%?	0.02	%?	(0.05	)%?
Year Ended 10/31/09	100	0.36%		0.30%†	0.42	%†	0.85%		0.79%
Year Ended 10/31/08	1,727	0.27%		0.27%	0.36%		3.70%		3.61%
Year Ended 10/31/07	12,589	0.27%		N/A	0.36%		5.11%		5.02%
Advisory Class
Six Months Ended 4/30/12 (unaudited)	$11,926	0.29	%*?†	N/A	0.46	%*?	0.02	%*?	(0.15	)%*?
Year Ended 10/31/11	25,293	0.28	%?†	N/A	0.46	%?	0.01	%?	(0.17	)%?
Year Ended 10/31/10	29,069	0.30	%?	N/A	0.46	%?	0.01	%?	(0.15	)%?
Year Ended 10/31/09	118,342	0.43	%†	0.38%†	0.51%		0.32%		0.24%
Year Ended 10/31/08	181,245	0.37%		0.37%	0.46%		3.14%		3.05%
Year Ended 10/31/07	640,171	0.37%		N/A	0.46%		5.00%		4.91%
Participant Class
Six Months Ended 4/30/12 (unaudited)	$4,464	0.29	%*?†	N/A	0.71	%*?	0.02	%*?	(0.40	)%*?
Year Ended 10/31/11	5,391	0.27	%?†	N/A	0.71	%?	0.02	%?	(0.42	)%?
Year Ended 10/31/10	4,078	0.30	%?	N/A	0.71	%?	0.01	%?	(0.40	)%?
Year Ended 10/31/09	13,436	0.53	%†	0.47%†	0.76%		0.17%		(0.06)%
Year Ended 10/31/08	42,288	0.63	%†	0.62%	0.71%		2.20%		2.12%
Year Ended 10/31/07	3,607	0.62%		N/A	0.70%		4.70%		4.62%
Cash Management Class
Six Months Ended 4/30/12 (unaudited)	$30	0.26	%*?†	N/A	0.36	%*?	0.05	%*?	(0.05	)%*?
Year Ended 10/31/11	388	0.26	%?†	N/A	0.36	%?	0.03	%?	(0.07	)%?
Year Ended 10/31/10	1,912	0.34	%?	N/A	0.45	%?	(0.03	)%?	(0.14	)%?
Year Ended 10/31/09	3,533	0.46	%†	0.41%†	0.56%		0.28%		0.18%
8/14/08** through 10/31/08	7,277	0.48	%*†	0.44%*†	0.52	%*†	1.88	%*	1.84	%*

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return
Government Portfolio:
Institutional Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$1.000	0.02%‡
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.03%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)	1.000	0.06%
Year Ended 10/31/09	1.000	0.003		(0.000	)^	(0.003)	1.000	0.31%
Year Ended 10/31/08	1.000	0.029		0.000	^	(0.029)	1.000	2.98%
Year Ended 10/31/07	1.000	0.052		0.000	^	(0.052)	1.000	5.30%
Institutional Select Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$1.000	0.02%‡
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.02%
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)	1.000	0.26%
Year Ended 10/31/08	1.000	0.029		0.000	^	(0.029)	1.000	2.93%
Year Ended 10/31/07	1.000	0.051		0.000	^	(0.051)	1.000	5.24%
Investor Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$1.000	0.02%‡
Year Ended 10/31/11	1.000	(0.000	)††^	0.000	^	(0.000)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	1.000	0.22%
Year Ended 10/31/08	1.000	0.028		0.000	^	(0.028)	1.000	2.88%
Year Ended 10/31/07	1.000	0.051		0.000	^	(0.051)	1.000	5.19%
Administrative Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$1.000	0.02%‡
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	1.000	0.19%
Year Ended 10/31/08	1.000	0.028		0.000	^	(0.028)	1.000	2.83%
Year Ended 10/31/07	1.000	0.050		0.000	^	(0.050)	1.000	5.14%
Advisory Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$1.000	0.02%‡
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)	1.000	0.14%
Year Ended 10/31/08	1.000	0.027		0.000	^	(0.027)	1.000	2.73%
Year Ended 10/31/07	1.000	0.049		0.000	^	(0.049)	1.000	5.03%
Participant Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$1.000	0.02%‡
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)	1.000	0.08%
Year Ended 10/31/08	1.000	0.024		0.000	^	(0.024)	1.000	2.47%
Year Ended 10/31/07	1.000	0.047		0.000	^	(0.047)	1.000	4.77%
Cash Management Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$1.000	0.02%‡
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)	1.000	0.12%
8/14/08** through 10/31/08	1.000	0.004		0.000	^	(0.004)	1.000	0.36%‡

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Portfolio:
Institutional Class
Six Months Ended 4/30/12 (unaudited)	$10,151,076	0.10	%*?	N/A	0.21	%*?	0.04	%*?	(0.07	)%*?
Year Ended 10/31/11	5,781,753	0.14	%?	N/A	0.22	%?	0.03	%?	(0.05	)%?
Year Ended 10/31/10	6,717,236	0.15	%?	N/A	0.21	%?	0.07	%?	0.01	%?
Year Ended 10/31/09	8,395,247	0.19%		0.16%	0.25%		0.36%		0.30%
Year Ended 10/31/08	15,198,786	0.13%		0.13%	0.21%		2.77%		2.69%
Year Ended 10/31/07	6,928,113	0.12%		N/A	0.22%		5.12%		5.02%
Institutional Select Class
Six Months Ended 4/30/12 (unaudited)	$97,886	0.10	%*?†	N/A	0.26	%*?	0.04	%*?	(0.12	)%*?
Year Ended 10/31/11	10,100	0.15	%?†	N/A	0.27	%?	0.02	%?	(0.10	)%?
Year Ended 10/31/10	100	0.17	%?	N/A	0.26	%?	0.05	%?	(0.04	)%?
Year Ended 10/31/09	200,016	0.24%		0.21%	0.29	%†	0.27%		0.22%
Year Ended 10/31/08	166,521	0.18%		0.18%	0.26%		3.28%		3.20%
Year Ended 10/31/07	1,347,156	0.17%		N/A	0.27%		4.93%		4.83%
Investor Class
Six Months Ended 4/30/12 (unaudited)	$8,869	0.10	%*?†	N/A	0.31	%*?	0.04	%*?	(0.17	)%*?
Year Ended 10/31/11	13,944	0.18	%?†	N/A	0.32	%?	(0.01	)%?	(0.15	)%?
Year Ended 10/31/10	99,752	0.20	%?	N/A	0.31	%?	0.02	%?	(0.09	)%?
Year Ended 10/31/09	82,620	0.29%		0.25%†	0.35%		0.23%		0.17%
Year Ended 10/31/08	151,210	0.23%		0.23%	0.31%		2.92%		2.84%
Year Ended 10/31/07	300,198	0.22%		N/A	0.32%		5.09%		4.98%
Administrative Class
Six Months Ended 4/30/12 (unaudited)	$19,122	0.10	%*?†	N/A	0.36	%*?	0.04	%*?	(0.22	)%*?
Year Ended 10/31/11	19,118	0.16	%?†	N/A	0.37	%?	0.01	%?	(0.20	)%?
Year Ended 10/31/10	20,567	0.19	%?	N/A	0.36	%?	0.03	%?	(0.14	)%?
Year Ended 10/31/09	68,846	0.34%		0.29%†	0.40%		0.24%		0.18%
Year Ended 10/31/08	148,076	0.28%		0.28%	0.36%		2.66%		2.58%
Year Ended 10/31/07	84,339	0.27%		N/A	0.37%		4.98%		4.88%
Advisory Class
Six Months Ended 4/30/12 (unaudited)	$164,301	0.10	%*?†	N/A	0.46	%*?	0.04	%*?	(0.32	)%*?
Year Ended 10/31/11	148,418	0.16	%?†	N/A	0.47	%?	0.01	%?	(0.30	)%?
Year Ended 10/31/10	128,054	0.20	%?	N/A	0.46	%?	0.02	%?	(0.24	)%?
Year Ended 10/31/09	177,538	0.41	%†	0.37%†	0.50%		0.19%		0.10%
Year Ended 10/31/08	415,974	0.38%		0.38%	0.46%		2.72%		2.64%
Year Ended 10/31/07	365,074	0.37%		N/A	0.47%		4.87%		4.77%
Participant Class
Six Months Ended 4/30/12 (unaudited)	$100	0.10	%*?†	N/A	0.71	%*?	0.04	%*?	(0.57	)%*?
Year Ended 10/31/11	100	0.16	%?†	N/A	0.72	%?	0.01	%?	(0.55	)%?
Year Ended 10/31/10	100	0.20	%?	N/A	0.71	%?	0.02	%?	(0.49	)%?
Year Ended 10/31/09	100	0.44	%†	0.40%†	0.75%		0.07%		(0.24)%
Year Ended 10/31/08	100	0.63%		0.63%	0.71%		2.44%		2.36%
Year Ended 10/31/07	100	0.62%		N/A	0.72%		4.66%		4.56%
Cash Management Class
Six Months Ended 4/30/12 (unaudited)	$3,442	0.10	%*?†	N/A	0.36	%*?	0.04	%*?	(0.22	)%*?
Year Ended 10/31/11	1,092	0.16	%?†	N/A	0.37	%?	0.01	%?	(0.20	)%?
Year Ended 10/31/10	1,644	0.18	%?	N/A	0.45	%?	0.04	%?	(0.23	)%?
Year Ended 10/31/09	3,119	0.42	%†	0.38%†	0.55%		0.13%		0.00	%§
8/14/08** through 10/31/08	4,104	0.48	%*†	0.44%*†	0.53	%*†	1.32	%*	1.27	%*

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.00%§‡
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		1.000	0.13%
3/19/08** through 10/31/08	1.000	0.013		0.000	^	(0.013)		1.000	1.27%‡
Institutional Select Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		1.000	0.09%
3/19/08** through 10/31/08	1.000	0.012		(0.000	)^	(0.012)		1.000	1.24%‡
Investor Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		(0.000	)^	(0.001)		1.000	0.05%
3/19/08** through 10/31/08	1.000	0.012		0.000	^	(0.012)		1.000	1.20%‡
Administrative Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	1.000	0.04%
3/19/08** through 10/31/08	1.000	0.012		0.000	^	(0.012)		1.000	1.17%‡
Advisory Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.03%
3/19/08** through 10/31/08	1.000	0.011		0.000	^	(0.011)		1.000	1.11%‡
Participant Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.02%
3/19/08** through 10/31/08	1.000	0.010		0.000	^	(0.010)		1.000	0.95%‡
Cash Management Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.00%§‡
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.02%
7/21/08** through 10/31/08	1.000	0.004		(0.000	)^	(0.004)		1.000	0.43%‡

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/12 (unaudited)	$290,040	0.03	%*?	N/A		0.24	%*?	0.01	%*?	(0.20	)%*?
Year Ended 10/31/11	593,158	0.11	%?	N/A		0.25	%?	0.01	%?	(0.13	)%?
Year Ended 10/31/10	561,488	0.14	%?	N/A		0.24	%?	0.02	%?	(0.08	)%?
Year Ended 10/31/09	637,586	0.19%		0.16%		0.26%		0.13%		0.06%
3/19/08** through 10/31/08	553,062	0.14	%*	0.12	%*	0.26	%*	1.89	%*	1.77	%*
Institutional Select Class
Six Months Ended 4/30/12 (unaudited)	$100	0.03	%*?†	N/A		0.29	%*?	0.01	%*?	(0.25	)%*?
Year Ended 10/31/11	100	0.11	%?†	N/A		0.30	%?	0.01	%?	(0.18	)%?
Year Ended 10/31/10	100	0.15	%?	N/A		0.29	%?	0.01	%?	(0.13	)%?
Year Ended 10/31/09	100	0.23	%†	0.20	%†	0.32	%†	0.09%		0.00	%§
3/19/08** through 10/31/08	100	0.18	%*†	0.17	%*	0.33	%*†	1.98	%*	1.83	%*
Investor Class
Six Months Ended 4/30/12 (unaudited)	$100	0.03	%*?†	N/A		0.34	%*?	0.01	%*?	(0.30	)%*?
Year Ended 10/31/11	50,100	0.11	%?†	N/A		0.35	%?	0.01	%?	(0.23	)%?
Year Ended 10/31/10	100	0.14	%?	N/A		0.34	%?	0.02	%?	(0.18	)%?
Year Ended 10/31/09	10,001	0.25	%†	0.22	%†	0.38	%†	0.06%		(0.07)%
3/19/08** through 10/31/08	8,407	0.26	%*†	0.23	%*	0.32	%*†	1.42	%*	1.36	%*
Administrative Class
Six Months Ended 4/30/12 (unaudited)	$100	0.03	%*?†	N/A		0.39	%*?	0.01	%*?	(0.35	)%*?
Year Ended 10/31/11	100	0.11	%?†	N/A		0.40	%?	0.01	%?	(0.28	)%?
Year Ended 10/31/10	100	0.15	%?	N/A		0.39	%?	0.01	%?	(0.23	)%?
Year Ended 10/31/09	100	0.28	%†	0.25	%†	0.42	%†	0.04%		(0.10)%
3/19/08** through 10/31/08	100	0.28	%*†	0.27	%*	0.43	%*†	1.88	%*	1.73	%*
Advisory Class
Six Months Ended 4/30/12 (unaudited)	$100	0.03	%*?†	N/A		0.49	%*?	0.01	%*?	(0.45	)%*?
Year Ended 10/31/11	100	0.12	%?†	N/A		0.50	%?	0.00	%?§	(0.38	)%?
Year Ended 10/31/10	100	0.15	%?	N/A		0.49	%?	0.01	%?	(0.33	)%?
Year Ended 10/31/09	100	0.29	%†	0.26	%†	0.52	%†	0.03%		(0.20)%
3/19/08** through 10/31/08	100	0.38	%*†	0.37	%*	0.53	%*†	1.78	%*	1.63	%*
Participant Class
Six Months Ended 4/30/12 (unaudited)	$100	0.03	%*?†	N/A		0.74	%*?	0.01	%*?	(0.70	)%*?
Year Ended 10/31/11	100	0.11	%?†	N/A		0.75	%?	0.01	%?	(0.63	)%?
Year Ended 10/31/10	100	0.15	%?	N/A		0.74	%?	0.01	%?	(0.58	)%?
Year Ended 10/31/09	100	0.30	%†	0.27	%†	0.77	%†	0.02%		(0.45)%
3/19/08** through 10/31/08	100	0.64	%*†	0.62	%*	0.79	%*†	1.53	%*	1.38	%*
Cash Management Class
Six Months Ended 4/30/12 (unaudited)	$12,387	0.03	%*?†	N/A		0.39	%*?	0.01	%*?	(0.35	)%*?
Year Ended 10/31/11	14,685	0.11	%?†	N/A		0.40	%?	0.01	%?	(0.28	)%?
Year Ended 10/31/10	10,111	0.14	%?	N/A		0.48	%?	0.02	%?	(0.32	)%?
Year Ended 10/31/09	20,227	0.31	%†	0.28	%†	0.56%		0.03%		(0.22)%
7/21/08** through 10/31/08	42,612	0.48	%*†	0.42	%*	0.52	%*†	1.17	%*	1.13	%*

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Distributions From Net Realized Gain		Net Asset Value, End of Period	Total Return
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%‡
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.02%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.04%
Year Ended 10/31/09	1.000	0.001		(0.000	)^	(0.001)		—		1.000	0.08%
Year Ended 10/31/08	1.000	0.022		0.000	^	(0.022)		—		1.000	2.25%
Year Ended 10/31/07	1.000	0.050		0.000	^	(0.050)		(0.000	)^	1.000	5.16%
Institutional Select Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%‡
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		—		1.000	0.05%
Year Ended 10/31/08	1.000	0.022		0.000	^	(0.022)		—		1.000	2.20%
Year Ended 10/31/07	1.000	0.050		0.000	^	(0.050)		(0.000	)^	1.000	5.11%
Investor Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%‡
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000	0.04%
Year Ended 10/31/08	1.000	0.021		0.000	^	(0.021)		—		1.000	2.15%
Year Ended 10/31/07	1.000	0.049		0.000	^	(0.049)		(0.000	)^	1.000	5.06%
Administrative Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%‡
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000	0.03%
Year Ended 10/31/08	1.000	0.021		0.000	^	(0.021)		—		1.000	2.10%
Year Ended 10/31/07	1.000	0.049		0.000	^	(0.049)		(0.000	)^	1.000	5.00%
Advisory Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%‡
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000	0.02%
Year Ended 10/31/08	1.000	0.020		0.000	^	(0.020)		—		1.000	2.00%
Year Ended 10/31/07	1.000	0.048		0.000	^	(0.048)		(0.000	)^	1.000	4.90%
Participant Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000	0.01%‡
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/08	1.000	0.018		0.000	^	(0.018)		—		1.000	1.77%
Year Ended 10/31/07	1.000	0.045		0.000	^	(0.045)		(0.000	)^	1.000	4.64%
Cash Management Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$—		$1.000	0.01%‡
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000	0.02%
Year Ended 10/31/08	1.000	0.019		0.000	^	(0.019)		—		1.000	1.96%
Year Ended 10/31/07	1.000	0.047		0.000	^	(0.047)		(0.000	)^	1.000	4.84%

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/12 (unaudited)	$6,795,921	0.08	%*?	N/A		0.21	%*?	0.02	%*?	(0.11	)%*?
Year Ended 10/31/11	4,664,235	0.11	%?	N/A		0.22	%?	0.01	%?	(0.10	)%?
Year Ended 10/31/10	4,792,695	0.15	%?	N/A		0.21	%?	0.04	%?	(0.02	)%?
Year Ended 10/31/09	4,629,315	0.21%		0.15%		0.27%		0.10%		0.04%
Year Ended 10/31/08	8,805,663	0.13%		0.13%		0.21%		1.96%		1.88%
Year Ended 10/31/07	2,836,089	0.10%		N/A		0.23%		4.50%		4.37%
Institutional Select Class
Six Months Ended 4/30/12 (unaudited)	$82,457	0.08	%*?†	N/A		0.26	%*?	0.02	%*?	(0.16	)%*?
Year Ended 10/31/11	80,104	0.11	%?†	N/A		0.27	%?	0.01	%?	(0.15	)%?
Year Ended 10/31/10	100	0.16	%?	N/A		0.26	%?	0.03	%?	(0.07	)%?
Year Ended 10/31/09	12,286	0.25	%†	0.17	%†	0.33	%†	0.07%		(0.01)%
Year Ended 10/31/08	75,100	0.18%		0.18%		0.26%		1.85%		1.77%
Year Ended 10/31/07	100	0.11	%†	N/A		0.55	%†	4.98%		4.54%
Investor Class
Six Months Ended 4/30/12 (unaudited)	$100	0.08	%*?†	N/A		0.31	%*?	0.02	%*?	(0.21	)%*?
Year Ended 10/31/11	54,914	0.11	%?†	N/A		0.32	%?	0.01	%?	(0.20	)%?
Year Ended 10/31/10	110	0.16	%?	N/A		0.31	%?	0.03	%?	(0.12	)%?
Year Ended 10/31/09	10,411	0.27	%†	0.20	%†	0.38	%†	0.03%		(0.08)%
Year Ended 10/31/08	3,789	0.24	%†	0.22	%†	0.31%		0.79%		0.72%
Year Ended 10/31/07	317	0.17	%†	N/A		0.51	%†	4.76%		4.42%
Administrative Class
Six Months Ended 4/30/12 (unaudited)	$6,896	0.08	%*?†	N/A		0.36	%*?	0.02	%*?	(0.26	)%*?
Year Ended 10/31/11	7,959	0.12	%?†	N/A		0.37	%?	0.00	%?§	(0.25	)%?
Year Ended 10/31/10	19,315	0.17	%?	N/A		0.36	%?	0.02	%?	(0.17	)%?
Year Ended 10/31/09	28,457	0.28	%†	0.22	%†	0.43	%†	0.03%		(0.12)%
Year Ended 10/31/08	111,065	0.28%		0.27%		0.36%		1.35%		1.27%
Year Ended 10/31/07	100	0.21	%†	N/A		0.50	%†	4.84%		4.55%
Advisory Class
Six Months Ended 4/30/12 (unaudited)	$142,045	0.08	%*?†	N/A		0.46	%*?	0.02	%*?	(0.36	)%*?
Year Ended 10/31/11	116,858	0.12	%?†	N/A		0.47	%?	0.00	%?§	(0.35	)%?
Year Ended 10/31/10	51,426	0.17	%?	N/A		0.46	%?	0.02	%?	(0.27	)%?
Year Ended 10/31/09	98,091	0.29	%†	0.22	%†	0.53	%†	0.02%		(0.22)%
Year Ended 10/31/08	176,505	0.36	%†	0.36	%†	0.46%		2.01%		1.91%
Year Ended 10/31/07	176,618	0.31	%†	N/A		0.72	%†	4.75%		4.34%
Participant Class
Six Months Ended 4/30/12 (unaudited)	$131	0.08	%*?†	N/A		0.71	%*?	0.02	%*?	(0.61	)%*?
Year Ended 10/31/11	129	0.12	%?†	N/A		0.72	%?	0.00	%?§	(0.60	)%?
Year Ended 10/31/10	127	0.17	%?	N/A		0.71	%?	0.02	%?	(0.52	)%?
Year Ended 10/31/09	128	0.29	%†	0.22	%†	0.78	%†	0.01%		(0.48)%
Year Ended 10/31/08	160	0.60	%†	0.60	%†	0.71%		1.93%		1.82%
Year Ended 10/31/07	514	0.56	%†	N/A		1.04	%†	4.58%		4.10%
Cash Management Class
Six Months Ended 4/30/12 (unaudited)	$351,861	0.08	%*?†	N/A		0.36	%*?	0.02	%*?	(0.26	)%*?
Year Ended 10/31/11	315,795	0.12	%?†	N/A		0.37	%?	0.00	%?§	(0.25	)%?
Year Ended 10/31/10	257,495	0.18	%?	N/A		0.45	%?	0.01	%?	(0.26	)%?
Year Ended 10/31/09	264,840	0.29	%†	0.23	%†	0.58	%†	0.02%		(0.27)%
Year Ended 10/31/08	414,148	0.40	%†	0.39	%†	0.51%		1.23%		1.12%
Year Ended 10/31/07	33,750	0.40	%†	N/A		0.53	%†	4.25%		4.12%

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Distributions From Net Realized Gain		Net Asset Value, End of Period
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Institutional Select Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	—		1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Investor Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	—		1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Administrative Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Advisory Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
10/27/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Participant Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	—		1.000
10/27/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Cash Management Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	—		1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012

Financial Highlights (cont'd)

	Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/12 (unaudited)	0.00%§‡	$2,646,904	0.02	%*?	0.21	%*?	0.01	%*?	(0.18	)%*?
Year Ended 10/31/11	0.01%	2,672,957	0.01	%?	0.26	%?	0.00	%?§	(0.25	)%?
Year Ended 10/31/10	0.05%	3,195	0.13	%?	0.78	%?	(0.01	)%?	(0.66	)%?
Year Ended 10/31/09	0.04%	33,422	0.11%		0.29%		0.04%		(0.14)%
10/7/08** through 10/31/08	0.00%§‡	282,625	0.06	%*	0.49	%*	0.05	%*	(0.37	)%*
Institutional Select Class
Six Months Ended 4/30/12 (unaudited)	0.01%‡	$100	0.02	%*?†	0.26	%*?	0.01	%*?	(0.23	)%*?
Year Ended 10/31/11	0.01%	150	0.01	%?†	0.31	%?	0.00	%?§	(0.30	)%?
Year Ended 10/31/10	0.04%	100	0.14	%?	0.83	%?	(0.02	)%?	(0.71	)%?
Year Ended 10/31/09	0.02%	100	0.14	%†	0.40	%†	0.02%		(0.24)%
10/7/08** through 10/31/08	0.00%§‡	100	0.06	%*†	0.62	%†*	0.06	%*	(0.50	)%*
Investor Class
Six Months Ended 4/30/12 (unaudited)	0.01%‡	$383	0.02	%*?†	0.31	%*?	0.01	%*?	(0.28	)%*?
Year Ended 10/31/11	0.01%	100	0.01	%?†	0.36	%?	0.00	%?§	(0.35	)%?
Year Ended 10/31/10	0.03%	100	0.15	%?	0.88	%?	(0.03	)%?	(0.76	)%?
Year Ended 10/31/09	0.02%	100	0.14	%†	0.45	%†	0.02%		(0.29)%
10/7/08** through 10/31/08	0.00%§‡	100	0.06	%*†	0.66	%†*	0.06	%*	(0.55	)%*
Administrative Class
Six Months Ended 4/30/12 (unaudited)	0.01%‡	$100	0.02	%*?†	0.36	%*?	0.01	%*?	(0.33	)%*?
Year Ended 10/31/11	0.01%	100	0.01	%?†	0.41	%?	0.00	%?§	(0.40	)%?
Year Ended 10/31/10	0.03%	100	0.15	%?	0.93	%?	(0.03	)%?	(0.81	)%?
Year Ended 10/31/09	0.02%	100	0.14	%†	0.50	%†	0.02%		(0.34)%
10/7/08** through 10/31/08	0.00%§‡	100	0.06	%*†	0.72	%†*	0.06	%*	(0.60	)%*
Advisory Class
Six Months Ended 4/30/12 (unaudited)	0.01%‡	$100	0.02	%*?†	0.46	%*?	0.01	%*?	(0.43	)%*?
Year Ended 10/31/11	0.01%	100	0.01	%?†	0.51	%?	0.00	%?§	(0.50	)%?
Year Ended 10/31/10	0.02%	100	0.16	%?	1.02	%?	(0.04	)%?	(0.90	)%?
Year Ended 10/31/09	0.02%	100	0.14	%†	0.60	%†	0.02%		(0.44)%
10/27/08** through 10/31/08	0.00%§‡	100	0.11	%*†	0.71	%†*	0.05	%*	(0.55	)%*
Participant Class
Six Months Ended 4/30/12 (unaudited)	0.01%‡	$100	0.02	%*?†	0.71	%*?	0.01	%*?	(0.68	)%*?
Year Ended 10/31/11	0.01%	100	0.01	%?†	0.76	%?	0.00	%?§	(0.75	)%?
Year Ended 10/31/10	0.01%	100	0.17	%?	1.28	%?	(0.05	)%?	(1.16	)%?
Year Ended 10/31/09	0.02%	100	0.14	%†	0.85	%†	0.02%		(0.69)%
10/27/08** through 10/31/08	0.00%§‡	100	0.10	%*†	0.96	%†*	0.05	%*	(0.81	)%*
Cash Management Class
Six Months Ended 4/30/12 (unaudited)	0.00%§‡	$45,234	0.02	%*?†	0.36	%*?	0.01	%*?	(0.33	)%*?
Year Ended 10/31/11	0.01%	42,784	0.01	%?†	0.41	%?	0.00	%?§	(0.40	)%?
Year Ended 10/31/10	0.02%	15,661	0.17	%?	1.02	%?	(0.05	)%?	(0.90	)%?
Year Ended 10/31/09	0.02%	27,852	0.14	%†	0.61	%†	0.01%		(0.46)%
10/7/08** through 10/31/08	0.00%§‡	43,693	0.06	%*†	0.76	%†*	0.05	%*	(0.64	)%*

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distributions From Net Realized Gain		Net Asset Value, End of Period	Total Return
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$(0.000	)^	$(0.000)^	$—		$1.000	0.01%‡
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)	—		1.000	0.06%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)	(0.000	)^	1.000	0.12%
Year Ended 10/31/09	1.000	0.004		0.000	^	(0.004)	—		1.000	0.39%
Year Ended 10/31/08	1.000	0.024		(0.000	)^	(0.024)	—		1.000	2.44%
Year Ended 10/31/07	1.000	0.036		—		(0.036)	—		1.000	3.66%
Institutional Select Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.01%‡
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	—		1.000	0.03%
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)	(0.000	)^	1.000	0.07%
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)	—		1.000	0.34%
Year Ended 10/31/08	1.000	0.024		(0.000	)^	(0.024)	—		1.000	2.39%
Year Ended 10/31/07	1.000	0.035		—		(0.035)	—		1.000	3.60%
Investor Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.01%‡
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)	—		1.000	0.29%
Year Ended 10/31/08	1.000	0.023		(0.000	)^	(0.023)	—		1.000	2.33%
Year Ended 10/31/07	1.000	0.035		—		(0.035)	—		1.000	3.55%
Administrative Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.01%‡
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)	—		1.000	0.25%
Year Ended 10/31/08	1.000	0.023		(0.000	)^	(0.023)	—		1.000	2.28%
Year Ended 10/31/07	1.000	0.034		—		(0.034)	—		1.000	3.50%
Advisory Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.00%§‡
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	—		1.000	0.19%
Year Ended 10/31/08	1.000	0.022		(0.000	)^	(0.022)	—		1.000	2.18%
Year Ended 10/31/07	1.000	0.033		—		(0.033)	—		1.000	3.40%
Participant Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.00%§‡
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)	—		1.000	0.09%
Year Ended 10/31/08	1.000	0.019		(0.000	)^	(0.019)	—		1.000	1.93%
Year Ended 10/31/07	1.000	0.031		—		(0.031)	—		1.000	3.14%
Cash Management Class
Six Months Ended 4/30/12 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.00%§‡
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000)^	—		1.000	0.01%
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	—		1.000	0.16%
Year Ended 10/31/08	1.000	0.021		(0.000	)^	(0.021)	—		1.000	2.13%
Year Ended 10/31/07	1.000	0.033		—		(0.033)	—		1.000	3.35%

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Rebate From Morgan Stanley Affiliates to Average Net Assets
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/12 (unaudited)	$640,671	0.12	%*?+	N/A		0.22	%*?	0.01	%*?+	(0.09	)%*?	0.00	%?§
Year Ended 10/31/11	624,452	0.17	%?+	N/A		0.23	%?	0.06	%?+	0.00	%?§	0.00	%§
Year Ended 10/31/10	986,806	0.18	%?	N/A		0.22	%?	0.12	%?	0.08	%?	N/A
Year Ended 10/31/09	1,459,441	0.19	%+	0.15	%+	0.25	%+	0.41	%+	0.35	%+	0.01%
Year Ended 10/31/08	1,836,397	0.12	%+	0.12	%+	0.21	%+	2.35	%+	2.25	%+	0.00	%§
Year Ended 10/31/07	2,191,307	0.11%		N/A		0.23%		3.60%		3.47%		N/A
Institutional Select Class
Six Months Ended 4/30/12 (unaudited)	$100	0.12	%*?+†	N/A		0.27	%*?	0.01	%*?+	(0.14	)%*?	0.00	%?§
Year Ended 10/31/11	100	0.20	%?+†	N/A		0.28	%?	0.03	%?+	(0.05	)%?	0.00	%§
Year Ended 10/31/10	100	0.23	%?	N/A		0.27	%?	0.07	%?	0.03	%?	N/A
Year Ended 10/31/09	100	0.24	%+	0.20	%+	0.30	%+	0.44	%+	0.38	%+	0.01%
Year Ended 10/31/08	100	0.17	%+	0.17	%+	0.26	%+	2.28	%+	2.18	%+	0.00	%§
Year Ended 10/31/07	100	0.16%		N/A		0.29	%†	3.54%		3.41%		N/A
Investor Class
Six Months Ended 4/30/12 (unaudited)	$104	0.12	%*?+†	N/A		0.32	%*?	0.01	%*?+	(0.19	)%*?	0.00	%?§
Year Ended 10/31/11	104	0.23	%?+†	N/A		0.33	%?	0.00	%?§+	(0.10	)%?	0.00	%§
Year Ended 10/31/10	1,366	0.27	%?	N/A		0.32	%?	0.03	%?	(0.02	)%?	N/A
Year Ended 10/31/09	5,966	0.29	%+	0.25	%+	0.36	%+†	0.25	%+	0.18	%+	0.01%
Year Ended 10/31/08	2,003	0.22	%+	0.22	%+	0.31	%+	2.71	%+	2.61	%+	0.00	%§
Year Ended 10/31/07	24,243	0.21%		N/A		0.33%		3.48%		3.36%		N/A
Administrative Class
Six Months Ended 4/30/12 (unaudited)	$100	0.13	%*?+†	N/A		0.37	%*?	0.00	%*?§+	(0.24	)%*?	0.00	%?§
Year Ended 10/31/11	100	0.22	%?+†	N/A		0.38	%?	0.01	%?+	(0.15	)%?	0.00	%§
Year Ended 10/31/10	100	0.29	%?	N/A		0.37	%?	0.01	%?	(0.07	)%?	N/A
Year Ended 10/31/09	100	0.33	%+†	0.29	%+†	0.40	%+	0.25	%+	0.18	%+	0.01%
Year Ended 10/31/08	100	0.27	%+	0.27	%+	0.36	%+	2.26	%+	2.16	%+	0.00	%§
Year Ended 10/31/07	100	0.26%		N/A		0.39	%†	3.44%		3.31%		N/A
Advisory Class
Six Months Ended 4/30/12 (unaudited)	$6,866	0.13	%*?+†	N/A		0.47	%*?	0.00	%*?§+	(0.34	)%*?	0.00	%?§
Year Ended 10/31/11	6,409	0.21	%?+†	N/A		0.48	%?	0.02	%?+	(0.25	)%?	0.00	%§
Year Ended 10/31/10	6,213	0.29	%?	N/A		0.47	%?	0.01	%?	(0.17	)%?	N/A
Year Ended 10/31/09	4,990	0.39	%+†	0.35	%+†	0.50	%+	0.18	%+	0.07	%+	0.01%
Year Ended 10/31/08	4,756	0.37	%+	0.37	%+	0.46	%+	2.21	%+	2.11	%+	0.00	%§
Year Ended 10/31/07	59,851	0.36%		N/A		0.49	%†	3.34%		3.21%		N/A
Participant Class
Six Months Ended 4/30/12 (unaudited)	$18,867	0.13	%*?+†	N/A		0.72	%*?	0.00	%*?§+	(0.59	)%*?	0.00	%?§
Year Ended 10/31/11	18,505	0.21	%?+†	N/A		0.73	%?	0.02	%?+	(0.50	)%?	0.00	%§
Year Ended 10/31/10	17,929	0.29	%?	N/A		0.72	%?	0.01	%?	(0.42	)%?	N/A
Year Ended 10/31/09	15,578	0.50	%+†	0.45	%+†	0.75	%+	0.11	%+	(0.14	)%+	0.01%
Year Ended 10/31/08	22,683	0.62	%+	0.62	%+	0.71	%+	1.90	%+	1.80	%+	0.00	%§
Year Ended 10/31/07	19,443	0.62	%†	N/A		0.72	%†	3.13%		3.03%		N/A
Cash Management Class
Six Months Ended 4/30/12 (unaudited)	$706,607	0.13	%*?+†	N/A		0.37	%*?	0.00	%*?§+	(0.24	)%*?	0.00	%?§
Year Ended 10/31/11	625,170	0.22	%?+†	N/A		0.38	%?	0.01	%?+	(0.15	)%?	0.00	%§
Year Ended 10/31/10	785,955	0.30	%?	N/A		0.47	%?	0.00	%?§	(0.17	)%?	N/A
Year Ended 10/31/09	944,717	0.44	%+†	0.39	%+†	0.56	%+†	0.19	%+	0.07	%+	0.01%
Year Ended 10/31/08	1,337,200	0.42	%+	0.42	%+	0.51	%+	1.95	%+	1.85	%+	0.00	%§
Year Ended 10/31/07	907,577	0.41%		N/A		0.53%		3.28%		3.16%		N/A

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012

Notes to Financial Highlights

††  Per share amount is based on average shares outstanding.

^  Amount is less than $0.0005 per share.

?  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^^  The Adviser contributed non recourse voluntary capital contributions to the Money Market and Prime Portfolios. The effect of these contributions are reflected in the Portfolios' total returns. Without these capital contributions, the impact was less than 0.005% to the total returns for the Money Market and Prime Portfolios.

#  The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market Portfolio's Institutional, Institutional Select, Investor, Administrative, Advisory, Participant and Cash Management Classes were 3.34%, 3.29%, 3.23%, 3.18%, 3.08%, 2.82% and 3.03%, respectively. Without this reimbursement, the total returns for the Prime Portfolio's Institutional, Institutional Select, Investor, Administrative, Advisory, Participant and Cash Management Classes were 3.21%, 3.16%, 3.11%, 3.06%, 2.96%, 2.70% and 0.43%, respectively.

##  The Adviser fully reimbursed the Portfolios for losses incurred resulting from disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market Portfolio's Institutional, Institutional Select, Investor, Administrative, Advisory, Participant and Cash Management Classes were 5.35%, 5.30%, 5.25%, 5.20%, 5.09%, 4.83% and 5.04%, respectively. Without this reimbursement, the total returns for the Prime Portfolio's Institutional, Institutional Select, Investor, Administrative, Advisory and Participant Classes were 5.24%, 5.19%, 5.14%, 5.08%, 4.98%, and 4.72%, respectively.

†  Ratios of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder service plan (the "plans") fees due to either (1) the different periods of operation for each share class, (2) fluctuations in daily net asset amounts, (3) changes in the plans' fees during the period for each share class, (4) changes in the Portfolios' expense cap during the year, (5) waivers to the plans' fees for each share class, or (6) a combination of the previous points.

§  Amount is less than 0.005%.

‡  Not Annualized.

*  Annualized.

+  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets."

**  Commencement of Operations.

The accompanying notes are an integral part of the financial statements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Liquidity Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a Massachusetts business trust. The Fund is comprised of seven separate, active, diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund offers up to seven different classes of shares for certain Portfolios — Institutional Class, Institutional Select Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class. All classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the Portfolios is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act.

2.  Repurchase Agreements: Certain Portfolios may enter into repurchase agreements under which a Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with GAAP and International Financial Reporting Standards. At this time, the Fund's management is evaluating the implications of ASU 2011-04.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on a "first-in-first-out" basis. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Dividends to the shareholders of the Portfolios are accrued daily and are distributed on the last business day of each month.

B. Advisory Fees: Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services under the terms of an Investment Advisory Agreement, paid monthly, at the annual rates of the average daily net assets indicated below.

Portfolio	Advisory Fees
Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15

The Adviser has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual operating expenses of each share class, excluding certain investment related expenses, will not exceed the maximum expense ratios.

	Maximum Expense Ratio
Class	Money Market	Prime	Government	Government Securities
Institutional Class	0.20%	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35	0.35

	Maximum Expense Ratio
Class	Treasury	Treasury Securities	Tax-Exempt
Institutional Class	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35

The Adviser may also waive additional advisory fees and/or reimburse expenses to the extent a Portfolio's total expenses exceed total income on a daily basis. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Portfolios' Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. These fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action is appropriate. For the six months ended April 30, 2012, the Portfolios had advisory fees waived and/or certain expenses reimbursed as follows:

Portfolio	Advisory Fees Waived and/or Reimbursed (000)
Money Market	$754
Prime	3,730
Government	4,840
Government Securities	559
Treasury	3,789
Treasury Securities	2,613
Tax-Exempt	704

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of each Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Service and Shareholder Administration Plan Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund.

The Fund has entered into an Administration Plan with respect to its Institutional Select Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively, to compensate certain financial intermediaries who provide administrative services to shareholders.

The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Fund has also entered into a Distribution Plan with respect to its Participant Class and Cash Management Class shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly distribution fee at an annual rate of up to 0.25% and 0.10% of the average daily net assets of such class of shares, respectively, to compensate certain service organizations for providing distribution related services to the Fund.

The Fund has also entered into a Shareholder Service Plan with respect to its Participant Class and Cash Management Class shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly service fee at an annual rate of up to 0.25% and 0.05% of the average daily net assets of each such class of shares, respectively, to compensate service organizations for providing administrative services to shareholders.

The Distributor has agreed to reduce its distribution fees to the extent total expenses exceed total income on a daily basis for any class of shares in a Portfolio. These fee waivers will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers when it deems such action is appropriate.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services").

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances are used to offset a portion of each Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statements of Operations.

G. Federal Income Taxes: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statements of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

	2011 Distributions Paid From:					2010 Distributions Paid From:
Portfolio	Ordinary Income (000)		Tax- Exempt Income (000)	Long- term Capital Gain (000)		Ordinary Income (000)	Tax- Exempt Income (000)	Long- term Capital Gain (000)
Money Market	$5,041		$—	$—		$6,817	$—	$—
Prime	20,517		—	—		22,392	—	—
Government	1,980		—	1		4,177	—	107
Government Securities	85		—	—		157	—	4
Treasury	896		—	—	@	1,697	—	—
Treasury Securities	36		—	—		8	—	—
Tax-Exempt	—	@	678	—		118	1,685	152

@ Amount is less than $500.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable and/or deferred compensation.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Permanent differences are generally due to distribution reclass, nondeductible expenses, equalization and/or gain on the sale of deferred compensation assets. These resulted in the following reclassifications among the Portfolios' components of net assets at October 31, 2011:

Portfolio	Accumulated Undistributed (Distribution in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)		Paid-in Capital (000)
Money Market	$1	$—	@	$(1)
Prime	(2)	2		—
Government	15	(5)		(10)
Government Securities	1	—		(1)
Treasury	2	1		(3)
Treasury Securities	1	—		(1)
Tax-Exempt	(215)	2		213

@ Amount is less than $500.

At October 31, 2011, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income (000)	Tax- Exempt Income (000)	Undistributed Long-term Capital Gain (000)
Money Market	$239	$—	$—
Prime	921	—	—
Government	410	—	—
Government Securities	20	—	—
Treasury	144	—	—
Treasury Securities	2	—	—
Tax-Exempt	—	38	—

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. At April 30, 2012, the cost of investments for each Portfolio were as follows:

Portfolio	Cost (000)
Money Market	$2,804,845
Prime	18,714,200
Government	10,444,674
Government Securities	306,001
Treasury	7,380,504
Treasury Securities	2,839,143
Tax-Exempt	1,397,394

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At October 31, 2011, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Portfolio	2016 (000)	2018 (000)	2019 (000)	Total (000)
Money Market	$81	$—	$39	$120
Prime	13	—	7	20
Government Securities	—	—	5	5
Treasury Securities	—	—	1	1
Tax-Exempt	—	74	—	74

To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended October 31, 2011, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

Portfolio	Capital Loss Carryforward Utilized (000)
Tax-Exempt	$6

H. Transactions with Affiliates: The Tax-Exempt Portfolio invested in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio ("the Government Portfolio"), an open-ended management investment company managed by the Adviser. A summary of the Tax-Exempt Portfolio's transactions in shares of the Government Portfolio during the six months ended April 30, 2012 is as follows:

Portfolio	Value October 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value April 30, 2012 (000)
Tax-Exempt	$—	$133,000,000	$133,000,000	$1,000	$—

Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Government Portfolio. For the six months ended April 30, 2012, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio's investment in the Government Portfolio.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

For the six months ended April 30, 2012, the following Portfolios invested in Citigroup, Inc., and its affiliated broker-dealers which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act.

Portfolio	Value October 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Interest Income (000)	Value April 30, 2012 (000)
Prime	$200,000	$8,000,000	$8,200,000	$32	$—
Government	200,000	41,200,000	41,000,000	234	400,000

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

I. Other: A portion of the securities of the Tax-Exempt Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At April 30, 2012, approximately 1.99% of the net assets of the Tax-Exempt Portfolio are covered by such insurance. The insurers and their obligations are as follows:

Insurers	Percentage of Net Assets
AGM	0.72%
BHAC	1.27

At April 30, 2012, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
Class	Money Market	Prime	Government	Government Securities
Institutional Class	53.75%	22.03%	18.98%	43.13%
Institutional Select Class	—	100.00	92.12	—
Investor Class	91.71	100.00	98.85	—
Administrative Class	—	—	90.11	—
Advisory Class	98.13	91.53	98.27	—
Participant Class	93.28	92.38	—	—
Cash Management Class	14.13	—	—	24.22

	Percentage of Ownership
Class	Treasury	Treasury Securities	Tax- Exempt
Institutional Class	14.44%	—	—
Institutional Select Class	99.88	—	—
Investor Class	—	73.92%	—
Administrative Class	100.00	—	—
Advisory Class	99.36	—	99.89%
Participant Class	23.45	—	99.47
Cash Management Class	35.85	—	12.47

2012 Semi-Annual Report

April 30, 2012 (unaudited)

U.S. Privacy Policy

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources.

For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

U.S. Privacy Policy (cont'd)

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6, below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6, below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

U.S. Privacy Policy (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

2012 Semi-Annual Report

April 30, 2012 (unaudited)

Trustee and Officer Information

Trustees

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

Kevin Klingert
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Portfolio provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Each Portfolio also delivers the semi-annual and annual reports to shareholders and makes these reports available on its public website, www.morganstanley.com/liquidity. Each Portfolio also files a complete schedule of portfolio holdings with the SEC for the Fund's first and third fiscal quarters on Form N-Q and monthly holdings on Form N-MFP. The Portfolios do not deliver these reports to shareholders, nor are the first and third fiscal quarters posted to the Morgan Stanley public website. However, the holdings for each Portfolio are posted to the Morgan Stanley public website. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling toll free at 1 (888) 378-1630.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (888) 378-1630 or by visiting our website at www.morganstanley.com/liquidity. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Fund which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising a Portfolio, please visit our website at www.morganstanley.com/liquidity or call toll free 1 (888) 378-1630.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2012 Morgan Stanley

MSILFSAN
IU12-01257P-Y04/12

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
June 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
June 19, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2012